UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds

BlackRock Emerging Markets Long/Short Equity Fund

BlackRock Global Long/Short Equity Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2015

Date of reporting period: 01/31/2015

Item 1 – Report to Stockholders

JANUARY 31, 2015

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock FundsSM

>	BlackRock Emerging Markets Long/Short Equity Fund
>	BlackRock Global Long/Short Equity Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BLACKROCK FUNDS	JANUARY 31, 2015

The Markets in Review

Dear Shareholder,

Market volatility, while remaining below the long-term average level, increased over the course of 2014 and into 2015, driven largely by higher valuations in risk assets (such as equities and high yield bonds), escalating geopolitical risks, uneven global economic growth and expectations around policy moves from the world’s largest central banks. Surprisingly, U.S. interest rates trended lower through the period even as the U.S. Federal Reserve (the “Fed”) gradually reduced its bond buying program, which ultimately ended in October.

The first half of 2014 was generally a strong period for most asset classes; however, volatility ticked up in the summer as geopolitical tensions intensified in Ukraine and the Middle East and investors feared that better U.S. economic indicators may compel the Fed to increase short-term interest rates sooner than previously anticipated. Global credit markets tightened as the U.S. dollar strengthened versus other currencies, ultimately putting a strain on investor flows, and financial markets broadly weakened in the third quarter.

Several themes dominated the markets in the fourth quarter that resulted in the strong performance of U.S. markets versus other areas of the world. Economic growth strengthened considerably in the United States while the broader global economy showed signs of slowing. The European Central Bank and the Bank of Japan took aggressive measures to stimulate growth while the Fed moved toward tighter policy, causing further strengthening in the U.S. dollar. Fixed income investors piled into U.S. Treasuries where yields, although persistently low, were comparatively higher than yields on international sovereign debt, while equity investors favored the relative stability of U.S.-based companies amid rising global risks.

Oil prices, which had been gradually declining since mid-summer, suddenly plummeted in the fourth quarter due to a global supply-and-demand imbalance. Energy stocks sold off sharply and oil-exporting economies struggled, mainly within emerging markets. Conversely, the consumer sectors benefited from lower oil prices as savings at the gas pumps freed up discretionary income for other goods and services.

These trends shifted at the beginning of 2015. U.S. equity markets starkly underperformed international markets due to stretched valuations and uncertainty around the Fed’s pending rate hike. In addition, the stronger U.S. dollar began to hurt earnings of large cap companies. The energy sector continued to struggle, although oil prices showed signs of stabilizing toward the end of January as suppliers became more disciplined in their exploration and production efforts.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of January 31, 2015

	6-month	12-month
U.S. large cap equities (S&P 500® Index)	4.37%	14.22%
U.S. small cap equities (Russell 2000® Index)	4.72	4.41
International equities (MSCI Europe, Australasia, Far East Index)	(6.97)	(0.43)
Emerging market equities (MSCI Emerging Markets Index)	(9.05)	5.23
3-month Treasury bill (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.01	0.03
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	9.29	12.25
U.S. investment grade bonds (Barclays U.S. Aggregate Bond Index)	4.36	6.61
Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.51	8.81
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	(0.89)	2.41

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of January 31, 2015	BlackRock Emerging Markets Long/Short Equity Fund

Investment Objective

BlackRock Emerging Markets Long/Short Equity Fund’s (the “Fund”) investment objective is to seek total return over the long term.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended January 31, 2015, the Fund underperformed its benchmark, the BofA Merrill Lynch 3-month U.S. Treasury Bill Index.

What factors influenced performance?

•	As part of its investment strategy, the Fund uses derivatives, including total return swaps, to achieve exposure to a market or to hedge market and/or equity risks. Through its use of total return swaps, the Fund’s performance is attributable to stock selection based on bottom-up security analysis coupled with a long-short approach to controlling the Fund’s exposure to trends in emerging markets. The Fund’s net long market position of approximately 20% in emerging markets was the largest detractor from relative return, as emerging market equities declined in the aggregate over the six months. (The net market position is the difference between the Fund’s total long positions and total short positions.) The Fund’s investments in both emerging and developed market companies that generated meaningful revenues via exposure to emerging markets outperformed the broader emerging markets; however, this positive selection was not sufficient to offset the negative impact from a long net market position.
•	The Fund experienced positive contributions from positions designed to benefit from declining energy prices, as well as exposures based on the identification of improving country fundamentals in markets such as India, Taiwan and Thailand. The implementation of top-down macro driven insights was also additive to performance. At the industry level, the Fund’s positioning was most effective with respect to the energy and semiconductor industries, and was least effective within the chemicals industry.

Describe recent portfolio activity.

•	As commodity prices tumbled in the fourth quarter of 2014, the Fund began to overweight oil-importing countries and underweight exporters, on the view that structural factors should keep commodity prices range-bound for some period. After profiting from the country and industry positioning around oil in late 2014, the Fund began to trim these positions in January for risk control purposes.
•	The Fund’s cash exposure had no material impact on performance as the Fund expresses long and short positions via the use of derivatives. The Fund was fully invested throughout the period.

Describe portfolio positioning at period end.

•	The Fund had an approximately 20% net long market exposure in emerging markets at the end of the period. Reflecting the divergent paths for emerging market economies, the Fund continued to have well-balanced exposure to different groups of investment insights in both emerging market stocks and developed market stocks with exposure to emerging markets. Given the recent volatility in oil prices, the Fund had trimmed its exposure to energy.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
4	BLACKROCK FUNDS	JANUARY 31, 2015

BlackRock Emerging Markets Long/Short Equity Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees. Institutional Shares do not have a sales charge.
[2]	Under normal conditions, the Fund invests at least 80% of its total assets in global equity instruments and related derivative instruments issued by, or tied economically to, companies in emerging markets.
[3]	An unmanaged index that tracks 3-month U.S. Treasury securities.
[4]	Commencement of operations.

Performance Summary for the Period Ended January 31, 2015

		Average Annual Total Returns[5]
		1 Year		Since Inception[6]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	(0.19)%	0.19%	N/A	1.28%	N/A
Investor A	(0.29)	0.00	(5.25)%	1.06	(0.57)%
Investor C	(0.59)	(0.69)	(1.69)	0.28	0.28
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.01	0.03	N/A	0.07	N/A
[5]	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 8 for a detailed description of share classes, including any related sales charges and fees.
[6]	The Fund commenced operations on October 6, 2011.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During the Period[7]	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$998.10	$8.81	$1,000.00	$1,016.38	$8.89	1.75%
Investor A	$1,000.00	$997.10	$10.07	$1,000.00	$1,015.12	$10.16	2.00%
Investor C	$1,000.00	$994.10	$13.77	$1,000.00	$1,011.39	$13.89	2.74%
[7]	For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
[8]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

BLACKROCK FUNDS	JANUARY 31, 2015	5

Fund Summary as of January 31, 2015	BlackRock Global Long/Short Equity Fund

Investment Objective

BlackRock Global Long/Short Equity Fund’s (the “Fund”) investment objective is to seek total return over the long term.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended January 31, 2015, the Fund outperformed its benchmark, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index.

What factors influenced performance?

•	As part of its investment strategy, the Fund uses derivatives, including total return swaps, to achieve exposure to a market or to manage market and/or equity risks. Through its use of total return swaps, the Fund’s performance is attributable to stock selection based on bottom-up security analysis coupled with a long-short approach to controlling the Fund’s exposure to trends in global equity markets. The largest positive contribution to performance over the period came from macro/thematic strategies, particularly industry positioning. The Fund also benefited from stock selection in U.S. names. Country selection produced more mixed results. The Fund’s close to 0% net market position over the six months meant that the impact on performance from broader market moves was negligible. (The net market position is the difference between the Fund’s total long positions and total short positions.) At the industry level, the most significant contributor was a long position in the semiconductor industry. Semiconductor manufacturers continued to benefit from the increasingly broad usage of their products and their high exposure to the “internet of things” theme. Semiconductor manufacturers are part of the supply chain in areas as diverse as computer hardware, automobiles, telecommunication services and aerospace & defense.
•	A long position in the energy equipment & servicing industry detracted from relative performance. These companies had been attractive and profitable investments for much of 2014 (prior to September), as they benefited from the building out of infrastructure in support of the shale oil fracking boom. Additionally, the industry tends to exhibit a low sensitivity to small movements in oil prices, which the Fund managed via long exposure to airlines, which typically perform well when oil prices drop. Nevertheless, the Fund’s holdings within energy equipment & servicing had a notable negative impact on performance given the dramatic decline in oil prices over the fourth quarter of 2014.

Describe recent portfolio activity.

•	The most significant change in the Fund’s positioning over the six-month period was with respect to its relative net positions in the United States and Europe. The Fund entered the period with a net long position in U.S. stocks, where short positions in domestically focused firms were more than offset by long positions in export-focused firms which tend to benefit from a weaker domestic currency and lower cost of labor. However, the outlook for U.S. firms weakened based on a number of trends. These included the impact of a strengthening dollar on exports, signs of slowing momentum in economic numbers, expectations that tighter monetary policy would impede domestic demand, and signs of crowding of capital flows into the United States.
•	By contrast, the Fund entered the period short European exporters due to weak trends in company fundamentals and headwinds from strong local currencies. However, European Central Bank actions leading to looser monetary policy than in the United States led to a slight weakening of the euro. In addition, there have been signs of domestic demand returning, and the lack of investor attention to the region is expected to reverse at some point. At period end the Fund had a long position in European stocks.
•	The Fund’s cash exposure had no material impact on performance as the Fund expresses long and short positions via the use of derivatives that may require cash collateral. The Fund was fully invested throughout the period.

Describe portfolio positioning at period end.

•	The Fund’s net market exposure was essentially neutral, or approximately 0%, at the end of the period. At the country level, the Fund held significant long positions in Spain and Germany as well as Canada, while being short U.K. and U.S. equities. At the industry level, the Fund was long real estate, utilities and energy, while being short consumer staples and retail.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
6	BLACKROCK FUNDS	JANUARY 31, 2015

BlackRock Global Long/Short Equity Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees. Institutional Shares do not have a sales charge.
[2]	Under normal conditions, the Fund invests at least 80% of its total assets in equity instruments and related derivative instruments issued by, or tied economically to, companies located in developed markets.
[3]	An unmanaged index that tracks 3-month U.S. Treasury securities.
[4]	Commencement of operations.

Performance Summary for the Period Ended January 31, 2015

		Average Annual Total Returns[5]
		1 Year		Since Inception[6]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	2.35%	(0.23)%	N/A	9.14%	N/A
Investor A	2.19	(0.48)	(5.71)%	8.86	6.12%
Investor C	1.77	(1.25)	(2.23)	8.05	8.05
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.01	0.03	N/A	0.05	N/A
[5]	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 8 for a detailed description of share classes, including any related sales charges and fees.
[6]	The Fund commenced operations on December 20, 2012.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During the Period[7]	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$1,023.50	$8.06	$1,000.00	$1,017.24	$8.03	1.58%
Investor A	$1,000.00	$1,021.90	$9.58	$1,000.00	$1,015.73	$9.55	1.88%
Investor C	$1,000.00	$1,017.70	$13.32	$1,000.00	$1,012.00	$13.29	2.62%
[7]	For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
[8]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

BLACKROCK FUNDS	JANUARY 31, 2015	7

About Fund Performance
•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.
•	Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
•	Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend dates. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, waived and/or reimbursed a portion of each Fund’s expenses. Without such waiver and/or reimbursement, each Fund’s performance would have been lower. The Manager is under no obligation to waive or reimburse or to continue waiving or reimbursing its fees after the applicable termination date of such agreement. See Note 4 of the Notes to Financial Statements for additional information on waivers and reimbursements.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense examples shown on the previous pages (which are based on a hypothetical investment of $1,000 invested on August 1, 2014 and held through January 31, 2015) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

8	BLACKROCK FUNDS	JANUARY 31, 2015

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. Derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage. Derivative financial instruments also involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Funds’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

Portfolio Information as of January 31, 2015

BlackRock Emerging Markets Long/Short Equity Fund

	Percent of Total Investments[1]
Geographic Allocation	Long	Short	Total
China	11%	8%	19%
South Korea	6	6	12
Taiwan	4	7	11
Hong Kong	3	7	10
United States	5	4	9
Brazil	3	5	8
South Africa	3	4	7
Thailand	2	1	3
Turkey	1	2	3
Mexico	2	1	3
Japan	1	1	2
Poland	—	2	2
Indonesia	1	1	2
United Kingdom	—	1	1
Malaysia	—	1	1
Philippines	—	1	1
Malta	1	—	1
Other[2]	2	3	5
Total	45%	55%	100%

BlackRock Global Long/Short Equity Fund

	Percent of Total Investments[1]
Geographic Allocation	Long	Short	Total
United States	51%	20%	71%
Japan	4	4	8
Canada	3	1	4
United Kingdom	1	3	4
Spain	2	—	2
Australia	1	1	2
Germany	2	—	2
Hong Kong	1	—	1
Other[2]	2	4	6
Total	67%	33%	100%

[1]	Total investments include the gross notional values of long and short equity securities of the underlying derivative contracts utilized by the Fund and exclude short-term securities.
[2]	Includes holdings within countries representing 1% or less of long-term investments. Please refer to the Schedules of Investments for such countries.
BLACKROCK FUNDS	JANUARY 31, 2015	9

Schedule of Investments January 31, 2015 (Unaudited)	BlackRock Emerging Markets Long/Short Equity Fund (Percentages shown are based on Net Assets)
Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (a)(b)	506,787,730	$506,787,730
Total Short-Term Securities (Cost — $506,787,730*) — 100.5%		506,787,730
Liabilities in Excess of Other Assets — (0.5)%		(2,686,631)
Net Assets — 100.0%		$504,101,099

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)
During the six months ended January 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2014	Net Activity	Shares Held at January 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	591,333,751	(84,546,021)	506,787,730	$143,783

(b)	Represents the current yield as of report date.
•	Total return swaps outstanding as of January 31, 2015 were as follows:[1]

Reference Entity	Counterparty	Expiration Dates	Notional Amount	Unrealized Appreciation		Net Value of Reference Entities
Equity Securities Long/Short:	Goldman Sachs & Co.	1/26/15 — 8/03/16	$29,384,796	$5,417,664	[2]	$33,840,048
	Goldman Sachs & Co.	8/27/15 — 8/04/16	$(854,968)	842,245	[3]	(7,921)
	Morgan Stanley & Co, Inc.	5/16/16 — 1/22/18	$33,489,636	183,827	[4]	33,961,483
	Morgan Stanley & Co, Inc.	2/25/16	$(467,619)	439,064	[5]	(12,012)
	UBS AG	3/19/15	$29,779,219	3,187,350	[6]	32,720,669
	UBS AG	3/19/15	$(1,086,406)	843,622	[7]	(160,620)

Total				$10,913,772		$100,341,647

[1]	The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-1200 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

IntercontinentalExchange LIBOR:
   USD 1 Month; USD Spot Next
Federal Funds Effective Rate — One Day or Overnight

[2]	Amount includes $962,412 of dividends and financing fees due to/from the Fund and/or the counterparty.
[3]	Amount includes $(4,802) of dividends and financing fees due to/from the Fund and/or the counterparty.
[4]	Amount includes $(288,020) of dividends and financing fees due to/from the Fund and/or the counterparty.
[5]	Amount includes $(16,543) of dividends and financing fees due to/from the Fund and/or the counterparty.
[6]	Amount includes $245,900 of dividends and financing fees due to/from the Fund and/or the counterparty.
[7]	Amount includes $(82,164) of dividends and financing fees due to/from the Fund and/or the counterparty.

See Notes to Financial Statements.

10	BLACKROCK FUNDS	JANUARY 31, 2015

Schedule of Investments January 31, 2015 (Unaudited)	BlackRock Emerging Markets Long/Short Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs & Co. as of January 31, 2015, expiration dates 1/26/15 — 8/03/16:

	Shares	Value
Reference Entity — Long
Brazil
AES Tiete SA, Preference Shares	20,700	$127,753
AMBEV SA, ADR	102,902	677,095
Banco do Brasil SA	19,800	152,452
BM&FBovespa SA	407,100	1,380,643
Bradespar SA, Preference Shares	485,500	2,100,682
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	69,400	2,304,496
Cia Energetica de Minas Gerais — ADR	3,379	15,239
Cia Energetica de Minas Gerais, Preference Shares	103,400	458,956
Cia Energetica de Sao Paulo, Preference B Shares	116,400	1,022,038
Cia Paranaense de Energia — ADR	11,042	128,087
Cia Paranaense de Energia, Preference B Shares	55,200	641,849
Cyrela Brazil Realty SA	12,800	51,567
EDP — Energias do Brasil SA	326,100	1,052,465
Embraer SA	4,900	43,353
Embraer SA, ADR	22,222	783,548
Even Construtora e Incorporadora SA	518,400	836,550
Gerdau SA, Preference Shares	609,400	2,068,996
JBS SA	345,500	1,473,035
Light SA	10,500	55,410
Metalurgica Gerdau SA, Preference Shares	107,900	395,690
MRV Engenharia e Participacoes SA	56,400	145,243
Multiplus SA	163,000	2,110,966
Petroleo Brasileiro SA — ADR	79,460	488,679
Petroleo Brasileiro SA, Preference Shares	92,000	280,466
Tractebel Energia SA	23,400	271,565
Vale SA, Preference Shares — ADR	46,412	290,539
Vale SA, Preference A Shares	112,000	690,804
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	28,900	414,127
		20,462,293
China
Agricultural Bank of China Ltd., Class H	1,559,000	761,281
Anta Sports Products Ltd.	191,000	336,553
Bank of China Ltd., Class H	1,200,000	669,910
Beijing Capital International Airport Co. Ltd., Class H	888,000	843,727
Beijing Jingneng Clean Energy Co., Ltd., Class H	272,000	108,768
China Cinda Asset Management Co., Ltd.	3,717,000	1,758,135
China Communications Construction Corp. Ltd., Class H	1,598,000	1,736,041
China Communications Services Corp. Ltd., Class H	320,000	144,100
China Construction Bank Corp., Class H	1,517,000	1,214,329
China Everbright Bank Co., Ltd., Class H	398,000	212,115
China Mobile Ltd.	359,500	4,712,498
China Railway Group Ltd., Class H	555,000	405,119
China Shenhua Energy Co., Ltd., Class H	984,500	2,702,485
Country Garden Holdings Co. Ltd.	255,000	101,606
Datang International Power Generation Co. Ltd., Class H	4,636,000	2,534,689
Dongfeng Motor Group Co. Ltd., Class H	2,018,000	2,918,513
Greentown China Holdings Ltd.	1,059,000	926,179
Guangzhou Pharmaceutical Co., Ltd.	326,000	1,154,430
Guangzhou R&F Properties Co., Ltd., Class H	506,400	574,132
Industrial and Commercial Bank of China Ltd., Class H	2,468,000	1,759,997
Jiangsu Expressway Co., Ltd., Class H	1,336,000	1,658,216
Longfor Properties Co. Ltd.	130,500	171,443
Lonking Holdings Ltd.	2,050,000	387,784
Metallurgical Corp. of China, Ltd.	2,760,000	851,762

	Shares	Value
Reference Entity — Long
China (concluded)
Ping An Insurance Group Co. of China Ltd., Class H	91,000	$964,503
Shanghai Industrial Holdings Ltd.	494,000	1,459,448
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	316,300	684,923
Sino-Ocean Land Holdings Ltd.	825,000	527,556
Sinopharm Group Co., Class H	110,800	403,429
Zhejiang Expressway Co., Ltd., Class H	2,395,218	3,048,076
		35,731,747
Hong Kong
China Merchants Holdings International Co., Ltd.	238,000	874,615
China Mobile, Ltd., ADR	5,338	348,678
China Power International Development, Ltd.	9,257,000	5,255,774
China Resources Cement Holdings Ltd.	3,264,000	1,937,004
China Resources Land Ltd.	276,888	708,345
China Resources Power Holdings Co., Ltd.	42,000	117,599
China Travel International Inv HK	950,000	311,748
China Unicom Hong Kong Ltd.	242,000	362,225
China Unicom Hong Kong, Ltd., ADR	26,870	401,706
COSCO Pacific Ltd.	1,460,000	2,112,735
CSPC Pharmaceutical Group Ltd.	2,972,000	2,507,164
Franshion Properties China Ltd.	3,074,000	902,527
GOME Electrical Appliances Holding Ltd.	26,552,000	3,654,954
Guangdong Investment Ltd.	244,000	327,530
Kingboard Chemical Holdings Ltd.	244,500	395,435
KWG Property Holding Ltd.	2,286,500	1,460,290
Poly Property Group Co. Ltd.	236,000	108,414
REXLot Holdings, Ltd.	6,175,000	482,218
Shenzhen Investment Ltd.	2,062,000	595,116
Shimao Property Holdings Ltd.	1,267,000	2,659,434
Sino Biopharmaceutical Ltd.	1,536,000	1,534,450
Skyworth Digital Holdings Ltd.	184,000	103,765
Yuexiu Property Co., Ltd.	370,000	71,910
		27,233,636
Indonesia
Adaro Energy Tbk PT	2,166,500	170,235
Indo Tambangraya Megah Tbk PT	86,700	114,240
Matahari Putra Prima Tbk PT	9,648,900	2,894,480
Perusahaan Gas Negara Persero Tbk PT	2,401,300	953,954
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	467,600	67,682
Tambang Batubara Bukit Asam Persero Tbk PT	127,700	114,129
United Tractors Tbk PT	860,600	1,211,002
		5,525,722
Malaysia
British American Tobacco Malaysia Bhd	167,700	3,048,484
Tenaga Nasional Bhd	51,900	207,004
YTL Power International Bhd	86,400	38,061
		3,293,549
Mexico
Grupo Aeroportuario del Pacifico SAB de CV, Class B	415,904	2,749,664
Grupo Aeroportuario del Pacifico SAB de CV — ADR	21,914	1,455,308
Grupo Bimbo SAB de CV, Series A	588,934	1,498,512
Wal-Mart de Mexico SAB de CV, Series V	48,700	94,057
		5,797,541
Peru
Compania de Minas Buenaventura SA — ADR	4,920	56,186
Philippines
Globe Telecom, Inc.	16,005	631,742
Jollibee Foods Corp.	60,960	320,042
Universal Robina Corp.	160,490	752,952
		1,704,736

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2015	11

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Shares	Value
Reference Entity — Long
Poland
Enea SA	227,995	$1,012,988
Grupa Lotos SA	59,150	390,314
KGHM Polska Miedz SA	25,653	727,252
PGE SA	341,060	1,787,087
Polski Koncern Naftowy Orlen SA	123,137	1,816,833
Polskie Gornictwo Naftowe i Gazownictwo SA	313,738	370,211
Tauron Polska Energia SA	168,088	226,140
		6,330,825
South Africa
AngloGold Ashanti Ltd.	10,418	126,359
Bidvest Group Ltd.	92,259	2,546,218
Clicks Group, Ltd.	131,911	1,023,117
Exxaro Resources Ltd.	39,918	353,692
FirstRand Ltd.	1,223,442	5,444,774
Gold Fields Ltd.	17,133	98,700
Gold Fields, Ltd., ADR	190,918	1,126,416
Liberty Holdings Ltd.	76,893	865,665
Mediclinic International, Ltd.	37,359	369,406
MTN Group Ltd.	49,493	854,680
Netcare Ltd.	1,784,715	5,924,962
Sanlam Ltd.	154,574	926,477
Sibanye Gold, Ltd.	459,730	1,243,061
		20,903,527
South Korea
AfreecaTV Co., Ltd.	2,797	72,520
Amorepacific Corp.	322	776,024
Cell Biotech Co., Ltd.	10,709	571,682
Doosan Infracore Co., Ltd.	94,925	878,881
Hanjin Kal Corp.	1	30
Hyundai Mobis	1,617	365,552
Hyundai Steel Co.	803	48,177
Kangwon Land, Inc.	47,459	1,399,533
Kia Motors Corp.	49,510	2,069,125
Korea Electric Power Corp.	1,600	62,558
Korea Investment Holdings Co., Ltd.	2,726	128,465
Korea Line Corp.	58,285	1,167,725
Korean Reinsurance Co.	7	65
KT Skylife Co., Ltd.	27,850	411,252
KT Submarine Co., Ltd.	18,442	85,580
LG Corp.	34,844	1,960,941
Lotte Confectionery Co., Ltd.	143	243,694
Lotte Food Co., Ltd.	504	285,026
LS Corp.	17,212	754,461
LS Industrial Systems Co., Ltd.	6,633	365,589
Mando Corp.	20,606	1,186,467
Medy-Tox, Inc.	1,337	449,247
Mirae Asset Securities Co., Ltd.	1,780	74,907
Poongsan Corp.	1,137	23,508
POSCO — ADR	1,671	97,302
SK Innovation Co., Ltd.	5,150	437,335
SK Networks Co., Ltd.	88,276	756,175
SK Telecom Co., Ltd.	246	64,468
SK Telecom Co., Ltd., ADR	104,968	3,017,830
SKC Co., Ltd.	13,407	368,177
Sungwoo Hitech Co., Ltd.	26,622	293,649
Tovis Co., Ltd.	7,042	126,644
		18,542,589
Taiwan
Advanced Semiconductor Engineering, Inc.	160,000	200,915
Advanced Semiconductor Engineering, Inc. — ADR	22,869	151,164
Asia Cement Corp.	422,000	508,771
Chicony Electronics Co., Ltd.	428,000	1,174,447
Chimei Innolux Corp.	4,858,000	2,340,405

	Shares	Value
Reference Entity — Long
Taiwan (concluded)
Chimei Materials Technology Corp.	2,360,355	$2,383,640
China Steel Chemical Corp.	166,000	802,655
CTCI Corp.	193,000	304,976
Elan Microelectronics Corp.	336,000	525,432
Everlight Electronics Co., Ltd.	123,000	295,045
Far Eastern Department Stores Co., Ltd.	1,279,508	1,091,661
Foxconn Technology Co., Ltd.	353,000	955,799
King Yuan Electronics Co., Ltd.	3,907,000	3,263,926
Pegatron Corp.	403,000	1,071,609
President Chain Store Corp.	10,000	76,873
Sigurd Microelectronics Corp.	2,336,000	2,224,219
Siliconware Precision Industries Co.	1,450,000	2,445,035
Sitronix Technology Corp.	100,000	327,408
Soft-World International Corp.	72,000	228,119
Taiwan Cement Corp.	1,279,000	1,726,795
Taiwan Semiconductor Manufacturing Co., Ltd.	255,000	1,121,395
Unity Opto Technology Co., Ltd.	125,000	115,737
Win Semiconductors Corp.	139,000	146,016
Wistron Corp.	1,770,000	1,613,691
Yuanta Financial Holding Co., Ltd.	3,727,500	1,788,184
		26,883,917
Thailand
PTT PCL	251,700	2,660,807
Turkey
Enka Insaat ve Sanayi AS	897,342	1,812,903
KOC Holding AS	25,003	129,647
Koza Altin Isletmeleri AS	30,199	238,850
Pegasus Hava Tasimaciligi AS	24,784	307,030
Tofas Turk Otomobil Fabrikasi AS	113,768	757,336
Tupras Turkiye Petrol Rafinerileri AS	7,654	165,891
Turk Telekomunikasyon AS	183,885	550,155
		3,961,812
United Kingdom
Old Mutual PLC	88,659	277,896
Total Reference Entity — Long		179,366,783

Reference Entity — Short
Brazil
Aliansce Shopping Centers SA	(18,000)	(108,003)
Equatorial Energia SA	(71,101)	(662,452)
Gafisa SA	(174,000)	(123,209)
Marcopolo SA, Preferred Shares	(1,398,700)	(1,397,006)
Oi SA	(5,898)	(10,969)
Smiles SA	(240,600)	(3,788,447)
		(6,090,086)
China
AAC Technologies Holdings, Inc.	(588,500)	(3,760,933)
Airtac International Group	(262,000)	(2,274,790)
AviChina Industry & Technology Co., Ltd.	(6,292,000)	(4,065,483)
China Coal Energy Co., Ltd.	(1,323,000)	(728,839)
China COSCO Holdings Co., Ltd., Class H	(429,000)	(212,052)
China Eastern Airlines Corp., Ltd., Class H, Class H	(370,000)	(187,648)
China Longyuan Power Group Corp., Class H	(29,000)	(31,125)
China Molybdenum Co., Ltd., Class H	(1,267,000)	(801,617)
China Shanshui Cement Group, Ltd.	(2,165,000)	(950,772)
China Shipping Container Lines Co., Ltd.	(457,000)	(143,418)
China Tian Lun Gas Holdings, Ltd.	(78,000)	(82,001)
CITIC Securities Co., Ltd., Class H	(488,000)	(1,567,820)
CNOOC, Ltd.	(211,000)	(279,968)
Dongfang Electric Corp., Ltd., Class H	(638,400)	(1,400,146)
ENN Energy Holdings Ltd.	(142,000)	(839,399)

See Notes to Financial Statements.

12	BLACKROCK FUNDS	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Shares	Value
Reference Entity — Short
China (concluded)
First Tractor Co., Ltd., Class H, Class H	(350,000)	$(257,233)
Great Wall Motor Co., Ltd.	(54,000)	(308,226)
Haitian International Holdings, Ltd.	(57,000)	(110,511)
Hengan International Group Co., Ltd.	(81,500)	(967,414)
Hilong Holding, Ltd.	(14,000)	(4,322)
Lenovo Group, Ltd.	(920,000)	(1,184,587)
PetroChina Co., Ltd.	(2,382,000)	(2,586,617)
Semiconductor Manufacturing International Corp.	(8,998,000)	(779,935)
Shanghai Electric Group Co., Ltd.	(1,242,000)	(761,537)
Shui On Land Ltd.	(5,799,000)	(1,305,426)
Sinopec Shanghai Petrochemical Co., Ltd., Class H	(1,276,000)	(369,314)
SOHO China, Ltd.	(1,380,500)	(958,749)
Sohu.com, Inc.	(2,199)	(123,452)
TCL Communication Technology Holdings, Ltd.	(798,000)	(702,943)
Tingyi Cayman Islands Holding Corp.	(634,000)	(1,561,618)
Uni-President China Holdings, Ltd.	(3,409,000)	(2,946,261)
Weichai Power Co., Ltd., Class H	(748,000)	(2,959,170)
Yanzhou Coal Mining Co., Ltd., Class H	(1,062,000)	(844,547)
		(36,057,873)
Hong Kong
Brilliance China Automotive Holdings Ltd.	(2,314,000)	(4,244,557)
China Agri-Industries Holdings Ltd.	(268,000)	(108,249)
China Everbright International, Ltd.	(2,829,000)	(4,173,977)
China Gas Holdings, Ltd.	(130,000)	(200,921)
China Mengniu Dairy Co., Ltd.	(160,000)	(729,049)
China Oceanwide Holdings, Ltd.	(5,098,000)	(548,363)
China Resources Enterprise, Ltd.	(1,947,985)	(4,264,854)
Kunlun Energy Co., Ltd.	(166,000)	(172,841)
Lee & Man Paper Manufacturing, Ltd.	(67,000)	(35,178)
Towngas China Co., Ltd.	(78,000)	(68,118)
		(14,546,107)
Indonesia
Charoen Pokphand Indonesia Tbk PT	(1,470,500)	(456,731)
Sawit Sumbermas Sarana Tbk PT	(2,547,500)	(331,471)
Siloam International Hospitals Tbk PT	(95,000)	(100,493)
Surya Citra Media Tbk PT	(2,749,400)	(738,049)
Tower Bersama Infrastructure Tbk PT	(317,500)	(237,736)
XL Axiata Tbk PT	(1,329,500)	(502,035)
		(2,366,515)
Malaysia
Berjaya Sports Toto BHD	(79)	(74)
Mexico
Alsea SAB de C.V.	(327,400)	(876,299)
Cemex SAB de CV	(1,600,800)	(1,421,438)
Cemex SAB de CV — ADR	(108,196)	(961,862)
Empresas ICA SAB de CV	(608,937)	(632,519)
Fibra Uno Administracion SA de CV	(2,291,200)	(6,908,986)
Grupo Carso SAB de C.V.	(35,300)	(154,416)
Grupo Televisa SAB	(13,500)	(87,866)
Grupo Televisa SAB, ADR	(10,149)	(330,959)
Mexichem SAB de CV	(16,000)	(44,362)
Mexico Real Estate Management SA de C.V.	(1,452,378)	(2,391,320)
Minera Frisco SAB de CV, Series A-1	(300,800)	(394,123)
		(14,204,150)
Poland
Grupa Azoty SA	(5,215)	(99,727)
South Africa
Aspen Pharmacare Holdings, Ltd.	(6,252)	(234,103)
Discovery Holdings Ltd.	(385,280)	(3,794,747)
Massmart Holdings Ltd.	(195,851)	(2,787,610)

	Shares	Value
Reference Entity — Short
South Africa (concluded)
Nampak Ltd.	(168,277)	$(613,460)
Remgro Ltd.	(526,106)	(12,173,958)
Resilient Property Income Fund, Ltd.	(15,734)	(119,346)
RMB Holdings, Ltd.	(18,021)	(101,784)
Sappi Ltd.	(56,907)	(233,648)
Tiger Brands, Ltd.	(8,975)	(302,671)
		(20,361,327)
South Korea
CJ Korea Express Co., Ltd.	(6,060)	(1,061,312)
Daewoo Engineering & Construction Co., Ltd.	(178,078)	(1,099,811)
Daewoo International Corp.	(2,057)	(51,429)
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	(15,454)	(272,492)
Doosan Heavy Industries & Construction Co., Ltd.	(1,070)	(22,702)
Eo Technics Co., Ltd.	(23,666)	(2,769,698)
Gamevil, Inc.	(1,527)	(254,800)
Halla Visteon Climate Control Corp.	(18,895)	(795,408)
Hotel Shilla Co., Ltd.	(38,845)	(3,604,368)
Hyundai Heavy Industries Co., Ltd.	(13,349)	(1,367,897)
Hyundai Hysco Co., Ltd.	(3,273)	(229,072)
Hyundai Merchant Marine Co., Ltd.	(3,082)	(8,398)
Hyundai Merchant Marine Co., Ltd.	(20,068)	(188,092)
Hyundai Mipo Dockyard	(90,291)	(6,336,520)
LG International Corp.	(46,476)	(1,552,740)
NHN Entertainment Corp.	(1,733)	(117,601)
Orion Corp.	(65)	(62,025)
Samsung Electro-Mechanics Co., Ltd.	(3,974)	(241,862)
Samsung Fine Chemicals Co., Ltd.	(47,309)	(1,471,980)
		(21,508,207)
Spain
Abertis Infraestructuras SA	(23,492)	(460,032)
Taiwan
Chang Hwa Commercial Bank	(94,000)	(53,040)
Evergreen Marine Corp. Taiwan Ltd.	(6,457,000)	(4,600,596)
Formosa Chemicals & Fibre Corp.	(222,000)	(475,048)
Formosa Petrochemical Corp.	(152,000)	(323,818)
Giant Manufacturing Co., Ltd.	(12,000)	(104,736)
Gigasolar Materials Corp.	(40,000)	(608,731)
Gigastorage Corp.	(1,412,000)	(1,140,052)
Hermes Microvision, Inc.	(77,000)	(3,635,748)
Hiwin Technologies Corp.	(299,000)	(2,459,913)
Hotai Motor Co., Ltd.	(346,000)	(4,971,632)
Parade Technologies, Ltd.	(100,000)	(995,429)
Ruentex Industries, Ltd.	(1,118,000)	(2,423,640)
ScinoPharm Taiwan, Ltd.	(506,880)	(849,631)
Taiflex Scientific Co., Ltd.	(530,000)	(755,091)
Taiwan Glass Industry Corp.	(69,000)	(50,147)
Taiwan Mobile Co., Ltd.	(1,099,000)	(3,623,843)
Teco Electric and Machinery Co., Ltd.	(80,000)	(74,681)
TPK Holding Co., Ltd.	(244,000)	(1,580,765)
U-Ming Marine Transport Corp.	(533,000)	(823,675)
Unimicron Technology Corp.	(62,000)	(42,460)
Yulon Motor Co., Ltd.	(32,000)	(46,732)
		(29,639,408)
Thailand
Samart Corp. PCL	(155,200)	(193,229)
Total Reference Entity — Short		(145,526,735)
Net Value of Reference Entity — Goldman Sachs & Co.		$33,840,048

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2015	13

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs & Co. as of January 31, 2015, expiration dates 8/27/15 — 8/04/16:

	Shares	Value
Reference Entity — Long
Belgium
Nyrstar NV	5,253	$19,761
Canada
Dominion Diamond Corp.	2,046	33,990
Methanex Corp.	15,118	668,157
Parex Resources, Inc.	7,927	42,919
		745,066
Denmark
Novo Nordisk A/S, Class B	192	8,557
Vestas Wind Systems A/S	1,280	49,733
		58,290
France
BioMerieux	885	96,635
Ipsen SA	4,741	241,290
Teleperformance	240	17,195
		355,120
Germany
Aurubis AG	105	5,692
Beiersdorf AG	991	87,123
Kloeckner & Co. SE	9,470	97,573
Krones AG	33	3,136
Merck KGaA	3,638	363,496
		557,020
Hong Kong
Dah Sing Financial Holdings, Ltd.	10,000	57,770
Hang Lung Properties Ltd.	2,000	5,895
HKT Trust and HKT Ltd.	4,000	5,242
Kerry Properties Ltd.	29,500	104,241
Luk Fook Holdings International, Ltd.	39,000	144,728
NWS Holdings Ltd.	1,000	1,856
Orient Overseas International Ltd.	21,000	136,991
Wheelock & Co. Ltd.	4,000	22,631
		479,354
Iran
Smurfit Kappa Group PLC	5,511	135,490
Ireland
Ingersoll-Rand PLC	2,286	151,790
Kerry Group PLC, Class A	976	70,735
		222,525
Italy
Ansaldo STS SpA	20,495	205,953
Parmalat SpA	4,267	12,103
Recordati SpA	21,056	347,986
		566,042
Japan
Alps Electric Co. Ltd.	300	6,245
Citizen Holdings Co. Ltd.	4,500	35,920
Daifuku Co. Ltd.	8,000	91,648
Disco Corp.	9,000	824,521
Enplas Corp.	4,000	142,739
Hitachi Capital Corp.	200	3,932
Hitachi Maxell, Ltd.	100	1,697
Hitachi Metals Ltd.	4,000	65,181
Keihin Corp.	3,800	60,570
Mazda Motor Corp.	14,200	291,674
Mitsubishi Materials Corp.	67,000	211,275
Murata Manufacturing Co. Ltd.	3,500	377,840

	Shares	Value
Reference Entity — Long
Japan (concluded)
Nachi-Fujikoshi Corp.	4,000	$21,509
Nifco, Inc.	2,600	89,562
Omron Corp.	400	15,992
OSG Corp.	8,200	150,977
Sanrio Co. Ltd.	900	22,301
Shimano, Inc.	2,400	317,264
Sumitomo Metal Mining Co. Ltd.	1,000	14,292
Sysmex Corp.	100	4,469
Tadano Ltd.	9,000	108,322
Takata Corp.	8,000	93,306
TDK Corp.	600	37,393
Topcon Corp.	600	11,889
Yamato Kogyo Co. Ltd.	200	5,147
		3,005,665
Netherlands
Arcadis NV	13,268	401,560
Heineken NV	4,846	361,648
NXP Semiconductor NV	3,306	262,298
		1,025,506
Singapore
ComfortDelGro Corp. Ltd.	42,800	90,758
Flextronics International Ltd.	81,356	904,679
Indofood Agri Resources, Ltd.	15,700	8,208
Noble Group Ltd.	107,500	84,091
Singapore Airlines Ltd.	12,900	120,493
		1,208,229
Spain
Gamesa Corp. Tecnologica SA	526	5,200
Gas Natural SDG SA	11,057	259,550
Inmobiliaria Colonial SA	5,844	3,960
		268,710
Sweden
Telefonaktiebolaget LM Ericsson, Class B	12,640	153,251
Switzerland
Garmin Ltd.	288	15,080
Kuoni Reisen Holding AG	272	91,239
Straumann Holding AG, Registered Shares	72	16,263
		122,582
United Kingdom
Inchcape PLC	21,959	229,381
Pace PLC	86,172	432,463
		661,844
United States
Adobe Systems, Inc.	1,431	100,356
Akamai Technologies, Inc.	3,680	214,010
AmTrust Financial Services, Inc.	3,250	164,515
Aruba Networks, Inc.	12,745	211,312
Aspen Technology, Inc.	25,109	887,478
The Boeing Co.	685	99,578
Briggs & Stratton Corp.	183	3,369
Cabot Corp.	13,595	576,564
Calpine Corp.	12,460	260,165
Caterpillar, Inc.	3,455	276,296
CBRE Group, Inc., Class A	128	4,140
Century Aluminum Co.	2,717	62,790
Citrix Systems, Inc.	2,011	119,172
Columbia Sportswear Co.	6,284	267,070
Cytec Industries, Inc.	7,134	342,361
The Dow Chemical Co.	62	2,800
The Estee Lauder Cos., Inc., Class A	336	23,718
Foot Locker, Inc.	2,778	147,845

See Notes to Financial Statements.

14	BLACKROCK FUNDS	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Shares	Value
Reference Entity — Long
United States (concluded)
Greatbatch, Inc.	95	$4,613
Hasbro, Inc.	8,113	445,566
HCA Holdings, Inc.	8,885	629,058
Houghton Mifflin Harcourt Co.	2,692	52,979
Huntsman Corp.	1,673	36,739
Hyster-Yale Materials Handling, Inc.	1,316	82,447
IAC/InterActiveCorp	4,199	255,929
Iconix Brand Group, Inc.	25,685	853,769
Ingram Micro, Inc., Class A	25,694	646,975
The Interpublic Group of Cos., Inc.	14,233	283,806
Invesco Ltd.	4,748	174,394
ITT Corp.	7,592	271,870
Jones Lang LaSalle, Inc.	3,483	512,280
Las Vegas Sands Corp.	763	41,484
Lear Corp.	2,080	208,728
Liberty TripAdvisor Holdings, Inc., Series A	4,755	113,835
Linear Technology Corp.	3,956	177,783
LogMeIn, Inc.	2,694	128,100
Manpowergroup, Inc.	2,850	207,708
Micron Technology, Inc.	35,945	1,051,930
Moog, Inc., Class A	106	7,452
Newfield Exploration Co.	6,542	194,821
Penske Automotive Group, Inc.	4,356	210,613
Progress Software Corp.	19,446	487,122
Rockwell Automation, Inc.	648	70,580
Rovi Corp.	17,556	405,719
Sealed Air Corp.	5,906	239,193
Skyworks Solutions, Inc.	1,335	110,872
Spectrum Brands Holdings, Inc.	1,230	110,306
SPX Corp.	2,273	189,955
The Timken Co.	5,042	191,646
World Fuel Services Corp.	11,799	577,797
Xilinx, Inc.	3,811	147,009
Zebra Technologies Corp., Class A	3,295	275,001
		13,161,618
Total Reference Entity — Long		22,746,073

Reference Entity — Short
Australia
New Hope Corp., Ltd.	(6,338)	(11,548)
Nufarm, Ltd.	(3,276)	(14,395)
Orica Ltd.	(653)	(9,166)
		(35,109)
Austria
IMMOFINANZ AG	(3,185)	(7,278)
Finland
Outokumpu OYJ	(70,334)	(380,537)
France
Kering	(2,408)	(485,846)
Germany
Dialog Semiconductor PLC	(6,797)	(259,950)
ElringKlinger AG	(12,465)	(434,320)
Puma SE	(18)	(3,426)
		(697,696)
Hong Kong
Chow Tai Fook Jewellery Group, Ltd.	(109,800)	(145,570)
Esprit Holdings Ltd.	(400)	(450)
Hong Kong & China Gas Co., Ltd.	(66,000)	(151,138)
Hong Kong Exchanges and Clearing, Ltd.	(45,800)	(1,054,094)
Melco International Development, Ltd.	(111,000)	(221,009)

	Shares	Value
Reference Entity — Short
Hong Kong (concluded)
Shangri-La Asia, Ltd.	(2,000)	$(2,596)
Swire Pacific, Ltd.	(2,000)	(26,783)
		(1,601,640)
Ireland
Accenture PLC, Class A	(6,891)	(579,051)
Italy
Saipem SpA	(9,504)	(85,504)
Japan
Chiyoda Corp.	(4,000)	(30,808)
Daikin Industries, Ltd.	(1,200)	(83,503)
DIC Corp.	(1,000)	(2,476)
Eisai Co., Ltd.	(2,900)	(144,589)
Ibiden Co., Ltd.	(4,400)	(66,147)
The Japan Steel Works, Ltd.	(11,000)	(44,002)
Nabtesco Corp.	(500)	(12,908)
NGK Insulators, Ltd.	(9,000)	(181,361)
Nippon Paint Co., Ltd.	(10,500)	(328,915)
Nisshinbo Holdings, Inc.	(4,000)	(44,949)
Pigeon Corp.	(1,300)	(81,170)
Sharp Corp.	(60,000)	(117,451)
Shimadzu Corp.	(3,000)	(31,169)
Shinko Electric Industries Co., Ltd.	(3,000)	(21,013)
Sumco Corp.	(4,500)	(75,523)
Sumitomo Rubber Industries, Ltd.	(1,700)	(26,436)
Teijin Ltd.	(47,000)	(140,006)
Toray Industries, Inc.	(28,000)	(238,506)
Toyo Tire & Rubber Co., Ltd.	(7,100)	(159,917)
Ube Industries, Ltd.	(3,000)	(4,493)
Ushio, Inc.	(6,200)	(71,828)
The Yokohama Rubber Co., Ltd.	(1,000)	(9,408)
		(1,916,578)
Netherlands
SBM Offshore NV	(19,881)	(216,909)
Norway
Opera Software ASA	(101,693)	(1,347,163)
Portugal
Jeronimo Martins SGPS SA	(35,808)	(385,164)
Singapore
DBS Group Holdings, Ltd.	(1,700)	(24,785)
Sembcorp Marine, Ltd.	(1,000)	(2,213)
		(26,998)
Switzerland
Clariant AG	(1,588)	(25,513)
Dufry AG	(469)	(68,897)
Holcim Ltd.	(1,028)	(71,870)
OC Oerlikon Corp. AG	(1,190)	(13,536)
SGS SA	(69)	(130,886)
Sulzer AG	(3,162)	(334,793)
The Swatch Group AG	(11)	(4,375)
		(649,870)
United Kingdom
AVEVA Group PLC	(6,948)	(137,407)
CNH Industrial NV	(86,125)	(655,650)
HSBC Holdings PLC	(4,962)	(45,398)
Inmarsat PLC	(33,170)	(415,630)
Ophir Energy PLC	(74,375)	(150,580)
Rotork PLC	(463)	(16,005)
Smiths Group PLC	(2,719)	(46,017)
Spectris PLC	(8,856)	(278,292)
		(1,744,979)
See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2015	15

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Shares	Value
Reference Entity — Short
United States
Aflac, Inc.	(3,685)	$(210,340)
Amazon.com, Inc.	(1,157)	(410,191)
American Tower Corp.	(155)	(15,027)
Arthur J Gallagher & Co.	(11,868)	(527,295)
Balchem Corp.	(3,070)	(162,618)
Brady Corp., Class A Class A	(2,906)	(76,050)
The Brink’s Co.	(592)	(13,267)
CACI International, Inc., Class A Class A	(6,389)	(540,445)
Cinemark Holdings, Inc.	(562)	(20,889)
Colfax Corp.	(2,807)	(127,185)
CommVault Systems, Inc.	(2,327)	(101,411)
Coty, Inc., Class A	(51,186)	(973,558)
Cray, Inc.	(15,420)	(500,996)
Cree, Inc.	(27,451)	(970,667)
Crown Castle International Corp.	(2,135)	(184,699)
Cypress Semiconductor Corp.	(9,277)	(136,650)
Dealertrack Technologies, Inc.	(8,897)	(357,659)
Deere & Co.	(72)	(6,134)
Diebold, Inc.	(4,343)	(135,502)
Donaldson Co., Inc.	(853)	(31,186)
Dycom Industries, Inc.	(572)	(17,623)
Emerson Electric Co.	(653)	(37,182)
Essex Property Trust, Inc.	(259)	(58,547)
FARO Technologies, Inc.	(359)	(19,871)
First Cash Financial Services, Inc.	(3,548)	(176,407)
FleetCor Technologies, Inc.	(25)	(3,512)
Franklin Electric Co., Inc.	(10,626)	(363,515)
FTI Consulting, Inc.	(401)	(16,309)
General Mills, Inc.	(535)	(28,077)
General Motors Co.	(11,779)	(384,231)
Gentex Corp.	(2,934)	(48,968)
Groupon, Inc.	(17,462)	(125,028)
HeartWare International, Inc.	(4,740)	(395,932)
HEICO Corp.	(1,735)	(105,280)
Hillenbrand, Inc.	(71)	(2,230)
Infinera Corp.	(45,136)	(727,592)
Ingredion, Inc.	(700)	(56,448)
Jabil Circuit, Inc.	(19,009)	(391,775)
KBR, Inc.	(4,635)	(76,617)
McDermott International, Inc.	(1,143)	(2,572)
Microsemi Corp.	(1,654)	(46,080)
Navistar International Corp.	(2,883)	(84,818)
NetSuite, Inc.	(936)	(92,130)
Peabody Energy Corp.	(68,364)	(425,908)
PriceSmart, Inc.	(3,081)	(251,964)
Republic Services, Inc.	(98)	(3,889)
Rogers Corp.	(289)	(21,346)
Schweitzer-Mauduit International, Inc.	(2,658)	(103,290)
Sotheby’s	(11,851)	(504,260)
The Spectranetics Corp.	(10,625)	(347,544)
TAL International Group, Inc.	(37,457)	(1,522,627)
Universal Display Corp.	(708)	(22,557)
UTi Worldwide, Inc.	(8,864)	(105,216)
Veeco Instruments, Inc.	(6,302)	(183,829)
The Western Union Co.	(13,798)	(234,566)
WR Grace & Co.	(203)	(17,596)
XPO Logistics, Inc.	(2,353)	(86,567)
		(12,593,672)
Total Reference Entity — Short		(22,753,994)
Net Value of Reference Entity — Goldman Sachs & Co.		(7,921)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co., Inc. as of January 31, 2015, expiration dates 5/16/16 — 1/22/18:

	Shares	Value
Reference Entity — Long
Brazil
AMBEV SA	135,300	$888,974
Banco do Brasil SA	3,000	23,099
BM&FBovespa SA	31,700	107,508
Bradespar SA, Preference Shares	108,700	470,328
CCR SA	59,400	338,258
Cia Energetica de Minas Gerais, ADR	16,437	74,131
Cia Energetica de Sao Paulo, Preference ‘B’ Shares	49,100	431,117
Cia Paranaense de Energia — ADR	27,266	316,286
Cia Paranaense de Energia, Preference B Shares	49,400	574,408
EDP — Energias do Brasil SA	112,300	362,440
Embraer SA	17,500	154,831
Embraer SA, ADR	11,754	414,446
Even Construtora e Incorporadora SA	47,000	75,845
Gerdau SA — ADR	728,100	2,511,945
Gerdau SA, Preference Shares	215,800	732,670
Itau Unibanco Holding SA, Preference Shares	32,300	396,038
JBS SA	567,000	2,417,397
Metalurgica Gerdau SA, Preference Shares	221,100	810,817
Multiplus SA	33,600	435,144
Petroleo Brasileiro SA, Preference Shares	126,500	385,641
Qualicorp SA	81,063	802,095
Telefonica Brasil SA — ADR	39,502	728,417
Telefonica Brasil SA, Preference Shares	23,500	436,150
		13,887,985
Chile
Empresas COPEC SA	41,717	472,097
Enersis SA	504,633	156,245
		628,342
China
Agricultural Bank of China Ltd., Class H	2,505,000	1,223,225
Anhui Conch Cement Co., Ltd., Class H	293,000	980,839
Anhui Expressway Co., Ltd., Class H	234,000	169,545
Anta Sports Products Ltd.	2,100,000	3,700,321
Beijing Capital International Airport Co. Ltd., Class H	2,952,000	2,804,821
China Cinda Asset Management Co., Ltd.	293,000	138,588
China Communications Services Corp. Ltd., Class H	804,000	362,051
China Shenhua Energy Co. Ltd., Class H	521,500	1,431,535
China Unicom Hong Kong Ltd.	862,000	1,290,238
CSPC Pharmaceutical Group Ltd.	716,000	604,014
Datang International Power Generation Co. Ltd., Class H	2,550,000	1,394,188
Dongfeng Motor Group Co. Ltd., Class H	62,000	89,667
Greentown China Holdings Ltd.	122,000	106,699
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H, Class H	80,000	283,296
Guangzhou R&F Properties Co. Ltd., Class H	1,962,000	2,224,422
Industrial & Commercial Bank of China Ltd., Class H	931,000	663,921
Longfor Properties Co. Ltd.	86,000	112,982
Lonking Holdings Ltd.	589,000	111,417
Ping An Insurance Group Co. of China Ltd., Class H	85,000	900,909
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	297,600	644,429
Sino-Ocean Land Holdings Ltd.	274,500	175,532
Sinopharm Group Co. Ltd., Class H	321,600	1,170,964
Zhejiang Expressway Co. Ltd., Class H	3,254,000	4,140,934
		24,724,537

See Notes to Financial Statements.

16	BLACKROCK FUNDS	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Shares	Value
Reference Entity — Long
Hong Kong
China Mobile Ltd.	129,000	$1,690,994
China Mobile, Ltd., ADR	83,969	5,484,855
China Power International Development, Ltd.	1,416,000	803,951
China Resources Cement Holdings Ltd.	3,190,000	1,893,089
China Travel International Inv HK	3,186,000	1,045,506
China Unicom Hong Kong, Ltd., ADR	6,437	96,233
Franshion Properties China Ltd.	1,894,000	556,079
GOME Electrical Appliances Holding Ltd.	15,860,000	2,183,172
Guangdong Investment Ltd.	152,000	204,035
Kingboard Chemical Holdings Ltd.	684,500	1,107,056
KWG Property Holding Ltd.	1,454,000	928,608
REXLot Holdings, Ltd.	2,150,000	167,898
Shanghai Industrial Holdings, Ltd.	148,000	437,244
Shenzhen Investment Ltd.	2,016,000	581,840
Shimao Property Holdings Ltd.	251,000	526,849
Sino Biopharmaceutical Ltd.	1,184,000	1,182,805
Yuexiu Property Co., Ltd.	3,912,560	760,414
		19,650,628
Hungary
MOL Hungarian Oil & Gas PLC	34,310	1,373,164
OTP Bank PLC	22,044	292,307
		1,665,471
Indonesia
Adaro Energy Tbk PT	10,553,100	829,219
Matahari Putra Prima Tbk PT	2,246,300	673,846
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	2,126,700	307,827
United Tractors Tbk PT	1,538,600	2,165,056
		3,975,948
Malaysia
British American Tobacco Malaysia Bhd	16,600	301,758
YTL Power International Bhd	28,800	12,687
		314,445
Mexico
Grupo Aeroportuario del Pacifico SAB de CV, ADR	30,288	2,011,426
Grupo Aeroportuario del Pacifico SAB de CV, Class B	69,688	460,728
Grupo Bimbo SAB de CV, Series A	341,342	868,527
Promotora y Operadora de Infraestructura SAB de CV	60,995	686,552
		4,027,233
Philippines
Aboitiz Equity Ventures, Inc.	44,000	56,368
Energy Development Corp.	752,000	145,433
Globe Telecom, Inc.	9,850	388,795
Universal Robina Corp.	192,260	902,003
		1,492,599
Poland
Enea SA	69,678	309,581
Grupa Lotos SA	141,909	936,417
KGHM Polska Miedz SA	18,296	518,684
Polski Koncern Naftowy Orlen SA	189,500	2,795,990
Tauron Polska Energia SA	1,708,359	2,298,371
		6,859,043
Qatar
Qatar National Bank	16,181	878,615
South Africa
AngloGold Ashanti, Ltd., ADR	8,148	100,872
Bidvest Group Ltd.	37,280	1,028,875
Clicks Group, Ltd.	62,048	481,252

	Shares	Value
Reference Entity — Long
South Africa (concluded)
FirstRand Ltd.	581,656	$2,588,586
Gold Fields Ltd.	90,907	523,699
Liberty Holdings Ltd.	11,438	128,769
MMI Holdings Ltd.	163,409	439,640
MTN Group Ltd.	99,355	1,715,732
Sanlam Ltd.	126,731	759,593
Sibanye Gold, Ltd.	237,334	641,726
		8,408,744
South Korea
Amorepacific Corp.	446	1,074,866
Doosan Infracore Co., Ltd.	15,663	145,019
Hyundai Engineering & Construction Co., Ltd.	1,179	46,658
Hyundai Mobis	10,192	2,304,083
Hyundai Motor Co.	5,410	831,430
Hyundai Steel Co.	8,545	512,669
Industrial Bank of Korea	23,466	275,662
Kangwon Land, Inc.	25,948	765,189
Korea Electric Power Corp.	3,733	145,956
Korea Line Corp.	11,072	221,825
KT Skylife Co., Ltd.	67,340	994,387
KT Submarine Co., Ltd.	22,854	106,054
LG Corp.	1,513	85,148
Lotte Confectionery Co., Ltd.	38	64,758
Lotte Food Co., Ltd.	530	299,730
LS Corp.	10,289	451,002
Mando Corp.	2,743	157,938
Medy-Tox, Inc.	3,171	1,065,491
Poongsan Corp.	30,030	620,885
SK Innovation Co., Ltd.	8,844	751,027
SK Networks Co., Ltd.	142,356	1,219,426
SK Telecom Co., Ltd., ADR	48,540	1,395,525
SKC Co., Ltd.	7,627	209,449
Sungwoo Hitech Co., Ltd.	34,182	377,038
		14,121,215
Spain
Cemex Latam Holdings SA	22,821	142,351
Taiwan
Advanced Semiconductor Engineering, Inc.	1,563,000	1,962,689
Advanced Semiconductor Engineering, Inc. — ADR	46,974	310,498
Asia Cement Corp.	477,080	575,177
Cheng Uei Precision Industry Co., Ltd.	134,000	236,376
Chicony Electronics Co., Ltd.	134,000	367,701
Chimei Materials Technology Corp.	215,600	217,727
China Steel Chemical Corp.	36,000	174,070
CTCI Corp.	292,000	461,414
Elan Microelectronics Corp.	51,000	79,753
Everlight Electronics Co., Ltd.	45,000	107,943
Far Eastern Department Stores Ltd.	642,192	547,911
Far Eastern New Century Corp.	773,000	777,998
Foxconn Technology Co., Ltd.	53,000	143,505
Innolux Corp.	3,853,000	1,856,233
King Yuan Electronics Co., Ltd.	1,364,000	1,139,492
Novatek Microelectronics Corp.	13,000	71,507
Pou Chen Corp.	408,000	558,755
President Chain Store Corp.	25,000	192,182
Realtek Semiconductor Corp.	30,150	91,415
Shin Kong Financial Holding Co., Ltd.	1,913,000	533,286
Sitronix Technology Corp.	46,000	150,608
Soft-World International Corp.	31,000	98,218
Taiwan Cement Corp.	1,198,000	1,617,435
Taiwan Paiho, Ltd.	168,000	284,026
Taiwan Semiconductor Manufacturing Co. Ltd.	224,000	985,069
Transcend Information, Inc.	41,000	130,646
Unity Opto Technology Co., Ltd.	254,000	235,178

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2015	17

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Shares	Value
Reference Entity — Long
Taiwan (concluded)
Win Semiconductors Corp.	611,000	$641,839
Wistron Corp.	2,506,000	2,284,694
Yuanta Financial Holding Co., Ltd.	1,104,775	529,991
		17,363,336
Turkey
Enka Insaat ve Sanayi AS	652,817	1,318,888
Haci Omer Sabanci Holding AS	350,361	1,475,832
KOC Holding AS	78,379	406,416
Koza Altin Isletmeleri AS	72,402	572,642
Pegasus Hava Tasimaciligi AS	865	10,716
TAV Havalimanlari Holding AS	103,570	772,551
Tekfen Holding	31,515	73,804
Tupras Turkiye Petrol Rafinerileri AS	99,119	2,148,282
Turk Hava Yollari	43,359	165,476
Turk Telekomunikasyon AS	248,287	742,835
		7,687,442
United Kingdom
Old Mutual PLC	542,475	1,700,351
Total Reference Entity — Long		127,528,285

Reference Entity — Short
Brazil
Aliansce Shopping Centers SA	(109,600)	(657,620)
Duratex SA	(18,480)	(51,172)
Equatorial Energia SA	(521,309)	(4,857,067)
Klabin SA	(945,538)	(4,824,156)
Kroton Educacional SA	(683,300)	(3,132,243)
Marcopolo SA, Preference Shares	(52,600)	(52,536)
Oi SA	(27,700)	(51,513)
Smiles SA	(201,187)	(3,167,856)
		(16,794,163)
China
Airtac International Group	(2,000)	(17,365)
Aluminum Corp. of China Ltd. — ADR	(12,765)	(141,947)
Aluminum Corp. of China Ltd., Class H	(4,920,000)	(2,221,230)
AviChina Industry & Technology Co., Ltd., Class H	(764,000)	(493,647)
BBMG Corp.	(148,500)	(129,958)
China Coal Energy Co., Ltd.	(1,184,000)	(652,264)
China COSCO Holdings Co., Ltd., Class H	(675,500)	(333,895)
China Eastern Airlines Corp., Ltd., Class H, Class H	(554,000)	(280,965)
China Longyuan Power Group Corp., Class H	(3,000)	(3,220)
China Petroleum & Chemical Corp.	(40,000)	(31,649)
China Railway Construction Corp., Ltd.	(91,500)	(104,877)
China Shanshui Cement Group, Ltd.	(1,885,000)	(827,809)
China Shipping Container Lines Co., Ltd., Class H	(17,878,000)	(5,610,574)
China Shipping Development Co., Ltd., Class H	(1,622,000)	(1,154,057)
CNOOC, Ltd.	(1,298,000)	(1,722,269)
CNOOC, Ltd. — ADR	(3,411)	(454,175)
ENN Energy Holdings Ltd.	(444,000)	(2,624,598)
First Tractor Co., Ltd., Class H, Class H	(86,000)	(63,206)
Great Wall Motor Co., Ltd.	(196,500)	(1,121,599)
Haitian International Holdings, Ltd.	(289,000)	(560,309)
Hengan International Group Co., Ltd.	(5,500)	(65,286)
Hilong Holding, Ltd.	(240,000)	(74,094)
Kangda International Environmental Co., Ltd.	(278,000)	(122,728)
Kingsoft Corp., Ltd.	(35,000)	(83,407)
Maanshan Iron & Steel Co., Ltd., Class H	(258,000)	(70,086)
PetroChina Co., Ltd.	(2,514,000)	(2,729,956)
Semiconductor Manufacturing International Corp.	(47,380,000)	(4,106,835)
Shanghai Electric Group Co., Ltd.	(1,388,000)	(851,058)
Shui On Land Ltd.	(298,500)	(67,196)

	Shares	Value
Reference Entity — Short
China (concluded)
SOHO China, Ltd.	(70,500)	$(48,962)
Sunac China Holdings, Ltd.	(759,000)	(679,471)
Sunny Optical Technology Group Co., Ltd.	(106,000)	(160,788)
TCL Communication Technology Holdings, Ltd.	(261,000)	(229,910)
Tingyi Cayman Islands Holding Corp.	(2,408,000)	(5,931,194)
Uni-President China Holdings, Ltd.	(787,000)	(680,172)
Want Want China Holdings, Ltd.	(433,000)	(518,524)
Weichai Power Co., Ltd., Class H	(14,000)	(55,385)
Yanzhou Coal Mining Co., Ltd., Class H	(1,830,000)	(1,455,293)
		(36,479,958)
Egypt
Global Telecom Holding, — GDR	(20,739)	(59,825)
Greece
Eurobank Ergasias SA	(3,702,983)	(457,921)
Hong Kong
Beijing Enterprises Water Group Ltd.	(302,000)	(198,272)
Brilliance China Automotive Holdings Ltd.	(72,000)	(132,069)
China Agri-Industries Holdings Ltd.	(3,005,000)	(1,213,761)
China Everbright International, Ltd.	(54,000)	(79,673)
China Gas Holdings, Ltd.	(54,000)	(83,460)
China Mengniu Dairy Co., Ltd.	(38,000)	(173,149)
China Oceanwide Holdings, Ltd.	(268,000)	(28,827)
China Resources Enterprise, Ltd.	(8,007)	(17,530)
Kunlun Energy Co., Ltd.	(4,384,000)	(4,564,675)
Towngas China Co., Ltd.	(47,000)	(41,045)
		(6,532,461)
Malta
Brait SE	(739,085)	(4,881,890)
Mexico
Alfa SAB de C.V.	(50,400)	(92,364)
Alsea SAB de C.V.	(57,286)	(153,328)
Compartamos SAB de C.V.	(41,200)	(77,840)
Empresas ICA SAB de C.V.	(78,400)	(81,436)
Fibra Uno Administracion SA de C.V.	(131,627)	(396,914)
Grupo Financiero Inbursa SAB de C.V.	(15,900)	(40,998)
Grupo Lala SAB de C.V.	(53,800)	(105,127)
Grupo Mexico SAB de C.V.	(21,600)	(57,049)
Grupo Televisa SAB	(48,700)	(316,967)
Mexichem SAB de CV	(113,972)	(316,000)
Minera Frisco SAB de CV, Series A-1	(257,800)	(337,782)
		(1,975,805)
South Africa
Aspen Pharmacare Holdings, Ltd.	(155,087)	(5,807,142)
Discovery Holdings Ltd.	(51,370)	(505,960)
Nampak Ltd.	(63,770)	(232,476)
Resilient Property Income Fund, Ltd.	(11,731)	(88,982)
RMB Holdings, Ltd.	(1,877)	(10,601)
Tiger Brands, Ltd.	(725)	(24,450)
		(6,669,611)
South Korea
Cheil Industries, Inc.	(4,596)	(571,558)
Daewoo Engineering & Construction Co., Ltd.	(72,037)	(444,901)
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	(8,836)	(155,800)
Doosan Corp.	(11,745)	(1,111,017)
Eo Technics Co., Ltd.	(6,831)	(799,451)
Halla Visteon Climate Control Corp.	(15,613)	(657,248)
Hanjin Transportation Co., Ltd.	(2,427)	(140,530)
Hotel Shilla Co., Ltd.	(1,016)	(94,273)
Hyundai Glovis Co., Ltd.	(264)	(58,801)
Hyundai Heavy Industries Co., Ltd.	(27,097)	(2,776,680)

See Notes to Financial Statements.

18	BLACKROCK FUNDS	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Shares	Value
Reference Entity — Short
South Korea (concluded)
Hyundai Hysco Co., Ltd.	(745)	$(52,141)
i-SENS, Inc.	(736)	(42,136)
Interpark INT Corp.	(3,304)	(70,666)
LG Household & Health Care Ltd.	(861)	(541,668)
LG International Corp.	(2,273)	(75,940)
Orion Corp/Republic of Korea	(332)	(316,804)
Samsung Heavy Industries Co., Ltd.	(5,775)	(93,495)
		(8,003,109)
Taiwan
Chang Hwa Commercial Bank	(783,360)	(442,018)
Eclat Textile Co., Ltd.	(48,280)	(499,811)
Formosa Petrochemical Corp.	(504,000)	(1,073,712)
Hermes Microvision, Inc.	(6,000)	(283,305)
Highwealth Construction Corp.	(118,000)	(239,179)
Hiwin Technologies Corp.	(80,330)	(660,886)
MediaTek, Inc.	(10,000)	(152,052)
Motech Industries, Inc.	(48,000)	(64,218)
Quanta Computer, Inc.	(143,000)	(348,490)
Ruentex Industries, Ltd.	(316,000)	(685,036)
Taiwan Mobile Co., Ltd.	(98,000)	(323,145)
TPK Holding Co., Ltd.	(11,000)	(71,264)
TSRC Corp.	(1,000)	(1,189)
Yang Ming Marine Transport Corp.	(110,000)	(59,234)
		(4,903,539)
Thailand
BEC World PCL	(28,300)	(44,530)
Minor International PCL	(1,181,500)	(1,308,566)
PTT Exploration & Production PCL	(248,200)	(826,575)
Siam Commercial Bank PCL	(32,400)	(177,690)
		(2,357,361)
Turkey
BIM Birlesik Magazalar	(128,716)	(2,597,511)
Turkcell Iletisim Hizmetleri AS—ADR	(128,369)	(1,853,648)
		(4,451,159)
Total Reference Entity — Short		(93,566,802)
Net Value of Reference Entity — Morgan Stanley & Co., Inc.		$33,961,483

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co., Inc. as of January 31, 2015, expiration date 2/25/16:

Reference Entity — Long
Australia
Ramsay Health Care Ltd.	9,700	$446,382
Belgium
Nyrstar NV	3,896	14,656
Canada
Dominion Diamond Corp.	4,148	68,910
Methanex Corp.	6,480	286,391
Parex Resources, Inc.	7,210	39,037
		394,338
Denmark
Novo Nordisk A/S, Class B	19,820	883,391
Vestas Wind Systems A/S	2,512	97,600
		980,991
France
BioMerieux	62	6,770
Hermes International	50	16,969
Ingenico	378	39,517
	Shares	Value
Reference Entity — Long
France (concluded)
Ipsen SA	4,904	$249,586
		312,842
Germany
Duerr AG	2,807	255,468
Kloeckner & Co. SE	47,035	484,622
Merck KGaA	436	43,564
		783,654
Hong Kong
Dah Sing Financial Holdings, Ltd.	4,400	25,419
Hang Lung Properties Ltd.	10,000	29,403
Hutchison Whampoa Ltd.	64,000	849,503
Kerry Properties Ltd.	61,500	217,315
Luk Fook Holdings International, Ltd.	41,000	152,149
Orient Overseas International Ltd.	4,000	26,093
Wheelock & Co. Ltd.	1,000	5,658
		1,305,540
Iran
Smurfit Kappa Group PLC	5,974	146,873
Ireland
Ingersoll-Rand PLC	961	63,810
Kerry Group PLC, Class A	792	57,400
		121,210
Italy
Ansaldo STS SpA	29,701	298,464
Parmalat SpA	6,145	17,429
Recordati SpA	16,910	279,466
		595,359
Japan
Alps Electric Co. Ltd.	1,300	27,063
Casio Computer Co. Ltd.	600	9,393
Citizen Holdings Co. Ltd.	13,000	103,768
Daifuku Co. Ltd.	11,800	135,181
Disco Corp.	4,400	403,099
Enplas Corp.	1,800	64,233
FANUC Corp.	900	152,440
Fujitsu General Ltd.	3,000	29,426
Hitachi Capital Corp.	500	9,830
Hitachi Maxell, Ltd.	1,000	16,972
Keihin Corp.	16,600	264,594
Mazda Motor Corp.	3,200	65,729
Mitsubishi Materials Corp.	33,000	104,061
Murata Manufacturing Co. Ltd.	8,600	928,407
Nifco, Inc.	2,900	99,896
Nippon Sheet Glass Co., Ltd.	9,000	8,354
Omron Corp.	2,100	83,955
OSG Corp.	11,400	209,894
Sanken Electric Co., Ltd.	1,000	8,179
Sanrio Co. Ltd.	1,700	42,123
Shimano, Inc.	3,300	436,238
Sumitomo Metal Mining Co. Ltd.	3,000	42,876
Tadano Ltd.	10,000	120,358
Takata Corp.	12,900	150,456
TDK Corp.	100	6,232
Topcon Corp.	1,300	25,760
TS Tech Co., Ltd.	1,500	37,793
		3,586,310
Netherlands
Arcadis NV	28,397	859,443
Heineken NV	5,292	394,933
NXP Semiconductor NV	3,023	239,845
		1,494,221

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2015	19

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Shares	Value
Reference Entity — Long
Norway
BW LPG Ltd.	6,839	$42,240
Singapore
ComfortDelGro Corp. Ltd.	117,700	249,583
Flextronics International Ltd.	60,970	677,986
Noble Group Ltd.	59,300	46,387
Singapore Airlines Ltd.	6,600	61,648
Venture Corp. Ltd.	17,300	103,887
		1,139,491
Spain
Gamesa Corp. Tecnologica SA	30,526	301,802
Gas Natural SDG SA	17,073	400,768
Inmobiliaria Colonial SA	14,338	9,716
		712,286
Sweden
Telefonaktiebolaget LM Ericsson, Class B	30,165	365,728
Switzerland
Garmin Ltd.	1,087	56,916
Kuoni Reisen Holding AG	201	67,423
		124,339
United Kingdom
African Barrick Gold PLC	474	2,013
Inchcape PLC	36,876	385,203
Pace PLC	92,306	463,247
		850,463
United States
Adobe Systems, Inc.	2,371	166,278
Air Lease Corp.	153	5,346
Akamai Technologies, Inc.	1,718	99,910
AmTrust Financial Services, Inc.	2,471	125,082
Aruba Networks, Inc.	27,697	459,216
Aspen Technology, Inc.	12,875	455,067
The Boeing Co.	4,615	670,883
Cabot Corp.	9,205	390,384
Cabot Microelectronics Corp.	12,984	641,539
Calpine Corp.	12,326	257,367
Cameron International Corp.	6,780	303,608
Caterpillar, Inc.	5,283	422,482
CBRE Group, Inc., Class A	391	12,645
Century Aluminum Co.	17,405	402,230
Citrix Systems, Inc.	4,073	241,366
Columbia Sportswear Co.	5,491	233,367
Cytec Industries, Inc.	18,391	882,584
Deckers Outdoor Corp.	514	33,950
Eastman Chemical Co.	287	20,345
The Estee Lauder Cos., Inc., Class A	945	66,708
Foot Locker, Inc.	605	32,198
Fossil Group, Inc.	120	11,736
Greatbatch, Inc.	1,717	83,378
Hasbro, Inc.	7,899	433,813
HCA Holdings, Inc.	10,103	715,292
Houghton Mifflin Harcourt Co.	1,795	35,326
Huntsman Corp.	7,432	163,207
Hyster-Yale Materials Handling, Inc.	1,573	98,548
IAC/InterActiveCorp	5,950	362,652
Iconix Brand Group, Inc.	7,206	239,527
Ingram Micro, Inc., Class A	20,166	507,780
The Interpublic Group of Cos., Inc.	7,670	152,940
Invesco Ltd.	2,241	82,312
ITT Corp.	3,741	133,965
Jones Lang LaSalle, Inc.	439	64,568
Lear Corp.	1,439	144,404
Liberty TripAdvisor Holdings, Inc., Series A	9,809	234,827

	Shares	Value
Reference Entity — Long
United States (concluded)
Linear Technology Corp.	4,540	$204,028
LogMeIn, Inc.	5,302	252,110
LyondellBasell Industries NV, Class A	724	57,261
Manpowergroup, Inc.	22,025	1,605,182
Micron Technology, Inc.	8,842	258,761
Moog, Inc., Class A	439	30,862
Penske Automotive Group, Inc.	17,974	869,043
Progress Software Corp.	20,906	523,695
Rovi Corp.	9,239	213,513
Sealed Air Corp.	1,511	61,196
Sirona Dental Systems, Inc.	75	6,767
Skyworks Solutions, Inc.	1,435	119,177
Spectrum Brands Holdings, Inc.	1,221	109,499
SPX Corp.	1,586	132,542
The Timken Co.	2,410	91,604
Unisys Corp.	314	6,886
VF Corp.	41	2,844
WABCO Holdings, Inc.	1,934	184,059
World Fuel Services Corp.	10,080	493,618
Xilinx, Inc.	5,960	229,907
Zebra Technologies Corp., Class A	2,705	225,759
		15,065,143
Total Reference Entity — Long		28,482,066

Reference Entity — Short
Australia
Nufarm, Ltd.	(3,620)	(15,907)
Orica Ltd.	(17,119)	(240,296)
		(256,203)
Canada
Teck Resources, Ltd.	(6,923)	(89,623)
Finland
Outokumpu OYJ	(24,476)	(132,426)
France
Kering	(2,237)	(451,344)
Germany
ElringKlinger AG	(11,748)	(409,338)
Hong Kong
Esprit Holdings Ltd.	(30,200)	(33,988)
Henderson Land Development Co., Ltd.	(4,000)	(28,515)
Hong Kong & China Gas Co., Ltd.	(205,700)	(471,045)
Hong Kong Exchanges and Clearing, Ltd.	(19,700)	(453,398)
Melco International Development, Ltd.	(141,000)	(280,741)
Shangri-La Asia, Ltd.	(4,000)	(5,193)
Swire Pacific, Ltd.	(6,000)	(80,350)
		(1,353,230)
Ireland
Accenture PLC, Class A	(2,204)	(185,202)
Italy
Saipem SpA	(3,463)	(31,155)
Japan
Asahi Glass Co., Ltd.	(86,000)	(457,519)
Daihatsu Motor Co. Ltd.	(4,100)	(57,172)
Daikin Industries, Ltd.	(800)	(55,669)
Eisai Co., Ltd.	(31,800)	(1,585,495)
Honda Motor Co., Ltd.	(200)	(6,035)
Ibiden Co., Ltd.	(4,000)	(60,133)
The Japan Steel Works, Ltd.	(6,000)	(24,001)
JGC Corp.	(1,000)	(20,338)
Nabtesco Corp.	(900)	(23,235)

See Notes to Financial Statements.

20	BLACKROCK FUNDS	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Shares	Value
Reference Entity — Short
Japan (concluded)
NGK Insulators, Ltd.	(17,000)	$(342,571)
Nikon Corp.	(3,100)	(39,334)
Nippon Electric Glass Co. Ltd.	(70,000)	(361,272)
Nippon Paint Co., Ltd.	(15,500)	(485,541)
Nisshinbo Holdings, Inc.	(4,000)	(44,949)
Pigeon Corp.	(1,400)	(87,414)
Shimadzu Corp.	(9,000)	(93,509)
Shinko Electric Industries Co., Ltd.	(7,900)	(55,335)
Sony Corp.	(23,900)	(562,154)
Sumco Corp.	(2,200)	(36,922)
Sumitomo Chemical Co., Ltd.	(5,000)	(19,671)
Sumitomo Rubber Industries, Ltd.	(200)	(3,110)
Teijin Ltd.	(75,000)	(223,413)
Toray Industries, Inc.	(35,000)	(298,133)
Toyo Tire & Rubber Co., Ltd.	(37,200)	(837,877)
Toyota Boshoku Corp.	(500)	(6,600)
Toyota Tsusho Corp.	(1,400)	(33,156)
Ube Industries, Ltd.	(7,000)	(10,484)
Ushio, Inc.	(5,900)	(68,352)
		(5,899,394)
Netherlands
SBM Offshore NV	(64,887)	(707,940)
Portugal
Jeronimo Martins SGPS SA	(14,823)	(159,442)
Singapore
DBS Group Holdings, Ltd.	(1,700)	(24,785)
Ezion Holdings, Ltd.	(20,600)	(19,314)
		(44,099)
Sweden
SKF AB, -B Shares	(1,141)	(26,895)
Switzerland
Clariant AG	(548)	(8,804)
Holcim Ltd.	(765)	(53,483)
OC Oerlikon Corp. AG	(2,383)	(27,106)
Panalpina Welttransport Holding AG	(17)	(2,082)
SGS SA	(46)	(87,257)
Sulzer AG	(3,811)	(403,510)
The Swatch Group AG	(7)	(2,797)
		(585,039)
United Kingdom
AVEVA Group PLC	(3,272)	(64,709)
CNH Industrial NV	(8,131)	(61,899)
Croda International PLC	(4,289)	(171,287)
HSBC Holdings PLC	(26,467)	(242,152)
Inmarsat PLC	(38,111)	(477,542)
Ophir Energy PLC	(105,388)	(213,370)
Smiths Group PLC	(3,569)	(60,402)
Spectris PLC	(4,065)	(127,739)
Vodafone Group PLC	(11,875)	(41,758)
		(1,460,858)
United States
Aflac, Inc.	(1,515)	(86,476)
Amazon.com, Inc.	(806)	(285,751)
American Airlines Group, Inc.	(815)	(40,000)
American Tower Corp.	(360)	(34,902)
Amphenol Corp., Class A Class A	(2,648)	(142,224)
Arthur J Gallagher & Co.	(10,791)	(479,444)
Balchem Corp.	(7,421)	(393,090)
Brady Corp., Class A Class A	(2,466)	(64,535)

	Shares	Value
Reference Entity — Short
United States (concluded)
The Brink’s Co.	(1,232)	$(27,609)
CACI International, Inc., Class A Class A	(4,741)	(401,041)
Cavium, Inc.	(2,308)	(135,734)
Cinemark Holdings, Inc.	(1,384)	(51,443)
The Coca-Cola Co.	(22,453)	(924,390)
Colfax Corp.	(2,668)	(120,887)
CommVault Systems, Inc.	(934)	(40,704)
Coty, Inc., Class A	(19,613)	(373,039)
Cray, Inc.	(3,679)	(119,531)
Crown Castle International Corp.	(3,162)	(273,545)
Cypress Semiconductor Corp.	(3,380)	(49,787)
Dealertrack Technologies, Inc.	(15,058)	(605,332)
Deere & Co.	(5,380)	(458,322)
Diebold, Inc.	(38,289)	(1,194,617)
Donaldson Co., Inc.	(5,403)	(197,534)
Dycom Industries, Inc.	(293)	(9,027)
Emerson Electric Co.	(3,225)	(183,632)
Essex Property Trust, Inc.	(839)	(189,656)
FARO Technologies, Inc.	(1,380)	(76,383)
First Cash Financial Services, Inc.	(4,109)	(204,299)
FleetCor Technologies, Inc.	(2,664)	(374,292)
Franklin Electric Co., Inc.	(7,805)	(267,009)
FTI Consulting, Inc.	(496)	(20,172)
General Motors Co.	(36,978)	(1,206,222)
Genesee & Wyoming, Inc., Class A	(1,778)	(146,596)
Gentex Corp.	(7,157)	(119,450)
Groupon, Inc.	(12,841)	(91,942)
Guess?, Inc.	(5,728)	(107,572)
HEICO Corp.	(1,324)	(80,340)
Hillenbrand, Inc.	(1,183)	(37,158)
Infinera Corp.	(19,607)	(316,065)
Ingredion, Inc.	(29)	(2,339)
Jabil Circuit, Inc.	(33,615)	(692,805)
JDS Uniphase Corp.	(14,177)	(172,251)
Juniper Networks, Inc.	(2,371)	(53,893)
KBR, Inc.	(6,388)	(105,594)
Marketo, Inc.	(4,535)	(156,140)
Mettler-Toledo International, Inc.	(1,319)	(400,910)
Microsemi Corp.	(902)	(25,130)
NetSuite, Inc.	(37)	(3,642)
Oracle Corp.	(3,712)	(155,496)
Palo Alto Networks, Inc.	(1,021)	(129,044)
PriceSmart, Inc.	(4,334)	(354,435)
Republic Services, Inc.	(2,745)	(108,922)
Rogers Corp.	(229)	(16,914)
Schweitzer-Mauduit International, Inc.	(4,074)	(158,316)
SEACOR Holdings, Inc.	(256)	(18,419)
Sotheby’s	(16,593)	(706,032)
The Spectranetics Corp.	(20,040)	(655,508)
SunEdison, Inc.	(36,443)	(682,577)
Tempur Sealy International, Inc.	(3,345)	(184,075)
Teradata Corp.	(27,080)	(1,206,685)
Ubiquiti Networks, Inc.	(244)	(6,416)
UTi Worldwide, Inc.	(2,347)	(27,859)
Varian Medical Systems, Inc.	(168)	(15,550)
The Western Union Co.	(40,671)	(691,407)
WR Grace & Co.	(482)	(41,779)
		(16,701,890)
Total Reference Entity — Short		(28,494,078)
Net Value of Reference Entity — Morgan Stanley & Co., Inc.		$(12,012)
See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2015	21

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with UBS AG as of January 31, 2015, expiration date 3/19/15:

	Shares	Value
Reference Entity — Long
Brazil
AES Tiete SA, Preference Shares	65,800	$406,093
AMBEV SA	8,600	56,505
Banco do Brasil SA	23,800	183,251
Bradespar SA, Preference Shares	142,900	618,306
Cia Energetica de Minas Gerais, ADR	53,365	240,676
Cia Energetica de Sao Paulo, Preference ‘B’ Shares	229,382	2,014,065
Cia Paranaense de Energia — ADR	8,542	99,087
Cia Paranaense de Energia, Preference B Shares	7,600	88,370
Cyrela Brazil Realty SA	100,900	406,496
EDP — Energias do Brasil SA	155,600	502,188
Embraer SA	10,100	89,360
Even Construtora e Incorporadora SA	407,600	657,750
Gerdau SA — ADR	234,967	810,636
Gerdau SA, Preference Shares	14,300	48,550
Itau Unibanco Holding SA, Preference Shares	13,900	170,431
JBS SA	253,400	1,080,368
Metalurgica Gerdau SA, Preference Shares	308,700	1,132,063
MRV Engenharia e Participacoes SA	53,100	136,745
Multiplus SA	145,760	1,887,696
Petroleo Brasileiro SA — ADR	165,086	1,015,279
Petroleo Brasileiro SA, Preference Shares	411,600	1,254,780
Telefonica Brasil SA — ADR	68,637	1,265,666
Vale SA, Preference Shares — ADR	50,194	314,214
Vale SA, Preference Shares	9,100	56,128
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	11,600	166,224
		14,700,927
Chile
Aguas Andinas SA, Class A	711,796	407,689
Empresas COPEC SA	4,241	47,994
		455,683
China
Agile Property Holdings Ltd.	148,000	90,154
Agricultural Bank of China Ltd., Class H	481,000	234,879
Anhui Conch Cement Co., Ltd., Class H	145,000	485,398
Anhui Expressway Co., Ltd., Class H	780,000	565,149
Bank of China Ltd., Class H	1,127,000	629,157
Beijing Capital International Airport Co. Ltd., Class H	1,486,000	1,411,912
China Cinda Asset Management Co., Ltd.	776,000	367,047
China Communications Services Corp. Ltd., Class H	132,000	59,441
China Construction Bank Corp., Class H	537,000	429,858
China Railway Group Ltd., Class H	26,000	18,979
China Shenhua Energy Co. Ltd., Class H	68,000	186,662
China Southern Airlines Co. Ltd., Class H	956,000	509,054
China Unicom Hong Kong Ltd.	266,000	398,148
Country Garden Holdings Co. Ltd.	338,000	134,678
CSPC Pharmaceutical Group Ltd.	650,000	548,337
Datang International Power Generation Co. Ltd., Class H	1,344,000	734,819
Dongfeng Motor Group Co. Ltd., Class H	344,000	497,507
Greentown China Holdings Ltd.	214,500	187,597
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H, Class H	220,000	779,063
Longfor Properties Co. Ltd.	88,500	116,266
Lonking Holdings Ltd.	829,000	156,816
Metallurgical Corp. of China, Ltd.	3,596,000	1,109,759
Ping An Insurance Group Co. of China Ltd., Class H	284,000	3,010,097

	Shares	Value
Reference Entity — Long
China (concluded)
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	673,300	$1,457,978
Shenzhen Expressway Co., Ltd.	496,000	385,664
Sihuan Pharmaceutical Holdings Group Ltd.	191,000	122,957
Sino-Ocean Land Holdings Ltd.	238,500	152,511
Sinopharm Group Co. Ltd., Class H	74,000	269,438
Zhejiang Expressway Co. Ltd., Class H	2,522,000	3,209,415
		18,258,740
Hong Kong
China Mobile Ltd.	213,000	2,792,106
China Mobile, Ltd., ADR	30,570	1,996,832
China Power International Development, Ltd.	5,484,000	3,113,607
China Resources Cement Holdings Ltd.	2,940,000	1,744,728
China Travel International Inv HK	1,752,000	574,930
China Unicom Hong Kong, Ltd., ADR	51,128	764,364
Franshion Properties China Ltd.	1,536,000	450,970
GOME Electrical Appliances Holding Ltd.	6,461,000	889,374
Guangdong Investment Ltd.	170,000	228,197
Kingboard Chemical Holdings Ltd.	772,000	1,248,572
KWG Property Holding Ltd.	443,000	282,925
REXLot Holdings, Ltd.	5,200,000	406,078
Shanghai Industrial Holdings, Ltd.	362,000	1,069,474
Shenzhen Investment Ltd.	5,032,000	1,452,292
Shimao Property Holdings Ltd.	1,346,000	2,825,255
Sino Biopharmaceutical Ltd.	1,144,000	1,142,845
Skyworth Digital Holdings Ltd.	202,000	113,916
Yuexiu Property Co., Ltd.	2,374,000	461,392
		21,557,857
Hungary
MOL Hungarian Oil & Gas PLC	76,896	3,077,553
OTP Bank PLC	23,099	306,296
		3,383,849
Indonesia
Indo Tambangraya Megah Tbk PT	326,500	430,213
Telekomunikasi Indonesia Persero Tbk PT	4,415,300	980,185
Telekomunikasi Indonesia Persero Tbk PT, ADR	9,524	420,008
United Tractors Tbk PT	864,300	1,216,208
		3,046,614
Malaysia
British American Tobacco Malaysia Bhd	26,600	483,540
KNM Group BHD	1,246,400	203,599
YTL Power International Bhd	1,133,800	499,463
		1,186,602
Netherlands
Yandex NV	40,427	601,958
Philippines
Energy Development Corp.	537,400	103,931
Globe Telecom, Inc.	17,945	708,317
Jollibee Foods Corp.	90,570	475,495
Universal Robina Corp.	674,430	3,164,143
		4,451,886
Poland
Enea SA	107,904	479,420
Grupa Lotos SA	21,634	142,757
PGE SA	591,489	3,099,285
Polski Koncern Naftowy Orlen SA	65,997	973,757
Tauron Polska Energia SA	980,338	1,318,915
		6,014,134
Russia
Polymetal International PLC	134,490	1,211,099

See Notes to Financial Statements.

22	BLACKROCK FUNDS	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Shares	Value
Reference Entity — Long
South Africa
AngloGold Ashanti Ltd.	7,088	$85,970
AngloGold Ashanti, Ltd., ADR	53,480	662,082
Bidvest Group Ltd.	100,236	2,766,372
Clicks Group, Ltd.	72,953	565,832
FirstRand Ltd.	160,472	714,160
Liberty Holdings Ltd.	12,553	141,322
MMI Holdings Ltd.	259,013	696,855
Netcare Ltd.	354,032	1,175,328
Sanlam Ltd.	42,305	253,565
Sasol Ltd.	14,641	528,832
Sibanye Gold, Ltd.	592,874	1,603,069
Truworths International Ltd.	147,983	1,024,777
		10,218,164
South Korea
AfreecaTV Co., Ltd.	13,576	351,997
Amorepacific Corp.	266	641,063
Doosan Infracore Co., Ltd.	26,906	249,114
Hankook Tire Co., Ltd.	37,002	1,779,284
Hyundai Mobis	4,855	1,097,559
Hyundai Steel Co.	5,466	327,940
Kangwon Land, Inc.	42,875	1,264,354
Kia Motors Corp.	31,538	1,318,038
Korea Investment Holdings Co., Ltd.	5,884	277,289
Korea Line Corp.	6,438	128,984
KT Skylife Co., Ltd.	65,260	963,673
KT Submarine Co., Ltd.	38,729	179,722
LG Corp.	93,819	5,279,919
Lotte Food Co., Ltd.	593	335,358
LS Industrial Systems Co., Ltd.	12,538	691,054
Mando Corp.	8,107	466,791
Medy-Tox, Inc.	7,588	2,549,651
Mirae Asset Securities Co., Ltd.	5,742	241,639
Poongsan Corp.	12,150	251,207
POSCO	1,788	415,344
Posco ICT Co., Ltd.	1	5
SK Hynix, Inc.	15,371	663,959
SK Innovation Co., Ltd.	1,611	136,805
SK Networks Co., Ltd.	53,439	457,760
SK Telecom Co. Ltd.	227	59,489
SK Telecom Co., Ltd., ADR	91,876	2,641,435
SKC Co., Ltd.	12,432	341,402
Sungwoo Hitech Co., Ltd.	159,528	1,759,640
Tovis Co., Ltd.	4,036	72,583
Woori Bank	30,538	245,734
		25,188,792
Taiwan
Advanced Semiconductor Engineering, Inc.	858,000	1,077,407
Advanced Semiconductor Engineering, Inc. — ADR	97,054	641,527
Ardentec Corp.	203,000	172,404
Chicony Electronics Co., Ltd.	714,000	1,959,241
Chimei Materials Technology Corp.	585,200	590,973
China Steel Chemical Corp.	1,000	4,835
CTCI Corp.	688,000	1,087,167
Elan Microelectronics Corp.	564,000	881,975
Everlight Electronics Co., Ltd.	101,000	242,273
Far Eastern Department Stores Ltd.	653	557
Far Eastern New Century Corp.	331,000	333,140
Innolux Corp.	6,806,000	3,278,880
King Yuan Electronics Co., Ltd.	1,425,000	1,190,452
Novatek Microelectronics Corp.	56,000	308,029
President Chain Store Corp.	127,000	976,286
Sigurd Microelectronics Corp.	41,000	39,038
Sitronix Technology Corp.	1,027,000	3,362,485
Taiwan Cement Corp.	692,000	934,278

	Shares	Value
Reference Entity — Long
Taiwan (concluded)
Taiwan Paiho, Ltd.	51,000	$86,222
Unity Opto Technology Co., Ltd.	73,000	67,590
Win Semiconductors Corp.	370,000	388,675
Wistron Corp.	3,559,000	3,244,704
Yuanta Financial Holding Co., Ltd.	9,171,950	4,400,036
		25,268,174
Thailand
PTT PCL	605,900	6,405,176
Turkey
Enka Insaat ve Sanayi AS	1,984,051	4,008,385
Haci Omer Sabanci Holding AS	705,458	2,971,613
KOC Holding AS	119,908	621,754
Koza Altin Isletmeleri AS	39,133	309,511
TAV Havalimanlari Holding AS	114,316	852,708
Tekfen Holding	95,602	223,887
Tofas Turk Otomobil Fabrikasi AS	34,093	226,952
Tupras Turkiye Petrol Rafinerileri AS	15,930	345,263
Turk Hava Yollari	286,606	1,093,806
Turk Telekomunikasyon AS	450,427	1,347,606
		12,001,485
United Kingdom
British American Tobacco PLC	31,403	1,773,533
Old Mutual PLC	247,856	776,888
		2,550,421
United States
Genpact Ltd.	36,100	724,527
Total Reference Entity — Long		157,226,088

Reference Entity — Short
Brazil
Aliansce Shopping Centers SA	(6,800)	(40,801)
Cia Hering	(48,900)	(331,498)
Cia Siderurgica Nacional SA, ADR	(188,843)	(283,264)
Duratex SA	(123,960)	(343,249)
Equatorial Energia SA	(85,600)	(797,540)
Oi SA, ADR	(85,736)	(168,900)
Smiles SA	(31,700)	(499,143)
		(2,464,395)
Chile
Latam Airlines Group SA — ADR	(243,643)	(2,526,578)
China
AAC Technologies Holdings, Inc.	(232,000)	(1,482,645)
Airtac International Group	(12,000)	(104,189)
Aluminum Corp. of China Ltd. — ADR	(22,644)	(251,801)
Aluminum Corp. of China Ltd., Class H	(1,858,000)	(838,831)
AviChina Industry & Technology Co., Ltd., Class H	(376,000)	(242,947)
China Coal Energy Co., Ltd.	(6,226,000)	(3,429,894)
China COSCO Holdings Co., Ltd., Class H	(11,645,000)	(5,756,038)
China Eastern Airlines Corp., Ltd., Class H, Class H	(954,000)	(483,827)
China Longyuan Power Group Corp., Class H	(1,385,000)	(1,486,494)
China Minsheng Banking Corp., Ltd.	(61,500)	(74,652)
China Petroleum & Chemical Corp.	(296,000)	(234,206)
China Shanshui Cement Group, Ltd.	(2,840,000)	(1,247,203)
China Shipping Container Lines Co., Ltd., Class H	(13,329,000)	(4,182,981)
China Shipping Development Co., Ltd., Class H	(1,058,000)	(752,769)
China Tian Lun Gas Holdings, Ltd.	(52,500)	(55,193)
CNOOC, Ltd.	(465,000)	(616,992)
CNOOC, Ltd. — ADR	(4,946)	(658,560)
Dongfang Electric Corp., Ltd., Class H	(2,473,400)	(5,424,690)
ENN Energy Holdings Ltd.	(38,000)	(224,628)

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2015	23

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Shares	Value
Reference Entity — Short
China (concluded)
First Tractor Co., Ltd., Class H, Class H	(572,000)	$(420,393)
Guangshen Railway Co., Ltd.	(214,000)	(110,673)
Guangzhou Shipyard International Co., Ltd.	(432,000)	(1,326,264)
Haitian International Holdings, Ltd.	(13,000)	(25,204)
Hengan International Group Co., Ltd.	(11,500)	(136,506)
Hilong Holding, Ltd.	(799,000)	(246,671)
Kingsoft Corp., Ltd.	(221,000)	(526,657)
Lenovo Group, Ltd.	(54,000)	(69,530)
Maanshan Iron & Steel Co., Ltd., Class H	(1,158,000)	(314,572)
PetroChina Co., Ltd.	(358,000)	(388,753)
PetroChina Co., Ltd., ADR	(14,830)	(1,610,093)
Semiconductor Manufacturing International Corp.	(3,845,820)	(333,351)
Shanghai Electric Group Co., Ltd.	(336,000)	(206,020)
Shui On Land Ltd.	(19,000)	(4,277)
SINA Corp.	(14,436)	(522,872)
Sinopec Shanghai Petrochemical Co., Ltd., Class H	(24,000)	(6,946)
SOHO China, Ltd.	(41,500)	(28,821)
Sohu.com, Inc.	(562)	(31,551)
Sunny Optical Technology Group Co., Ltd.	(1,098,000)	(1,665,522)
TCL Communication Technology Holdings, Ltd.	(82,000)	(72,232)
Tingyi Cayman Islands Holding Corp.	(416,000)	(1,024,658)
Uni-President China Holdings, Ltd.	(1,726,000)	(1,491,712)
Want Want China Holdings, Ltd.	(124,000)	(148,492)
Weichai Power Co., Ltd., Class H	(41,800)	(165,365)
Yanzhou Coal Mining Co., Ltd., Class H	(2,146,000)	(1,706,590)
Zijin Mining Group Co., Ltd., Class H	(464,000)	(141,293)
		(40,273,558)
Colombia
Bancolombia SA, ADR	(10,384)	(480,468)
Egypt
Global Telecom Holding — GDR	(271,353)	(782,762)
Hong Kong
Alibaba Pictures Group, Ltd.	(4,280,000)	(844,033)
Beijing Enterprises Water Group Ltd.	(5,576,000)	(3,660,807)
Brilliance China Automotive Holdings Ltd.	(28,000)	(51,360)
China Agri-Industries Holdings Ltd.	(149,000)	(60,183)
China Everbright International, Ltd.	(436,000)	(643,285)
China Gas Holdings, Ltd.	(36,000)	(55,640)
China Mengniu Dairy Co., Ltd.	(13,000)	(59,235)
China Resources Enterprise, Ltd.	(4,000)	(8,758)
Kunlun Energy Co., Ltd.	(974,000)	(1,014,141)
Lee & Man Paper Manufacturing, Ltd.	(1,191,000)	(625,323)
Towngas China Co., Ltd.	(154,000)	(134,489)
		(7,157,254)
Indonesia
Charoen Pokphand Indonesia Tbk PT	(48,800)	(15,157)
Matahari Department Store Tbk PT	(285,700)	(348,932)
Tower Bersama Infrastructure Tbk PT	(212,600)	(159,189)
		(523,278)
Malaysia
Dialog Group BHD	(3,960,800)	(1,764,232)
Malaysia Airports Holdings BHD	(60)	(118)
Sapurakencana Petroleum Bhd	(3,806,300)	(2,797,866)
		(4,562,216)
Malta
Brait SE	(259,137)	(1,711,682)
Mexico
Cemex SAB de CV — ADR	(154,436)	(1,372,936)
Grupo Televisa SAB, ADR	(35,031)	(1,142,361)
Minera Frisco SAB de CV, Series A-1	(560,700)	(734,657)
		(3,249,954)

	Shares	Value
Reference Entity — Short
Poland
Getin Noble Bank SA	(190,323)	$(102,201)
LPP SA	(118)	(238,669)
		(340,870)
South Africa
Aspen Pharmacare Holdings, Ltd.	(15,527)	(581,399)
Discovery Holdings Ltd.	(64,855)	(638,778)
Nampak Ltd.	(96,504)	(351,809)
Remgro Ltd.	(3,371)	(78,004)
RMB Holdings, Ltd.	(268,909)	(1,518,823)
Tiger Brands, Ltd.	(272)	(9,173)
		(3,177,986)
South Korea
Chabiotech Co., Ltd.	(5,289)	(67,871)
CJ Korea Express Co., Ltd.	(16,529)	(2,894,791)
Daewoo International Corp.	(4,244)	(106,109)
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	(36,819)	(649,209)
Doosan Corp.	(14,784)	(1,398,491)
Doosan Heavy Industries & Construction Co., Ltd.	(42,481)	(901,313)
Eo Technics Co., Ltd.	(1,996)	(233,598)
Hanjin Transportation Co., Ltd.	(3,401)	(196,927)
Hanmi Pharm Co., Ltd.	(1,492)	(132,921)
Hanwha Chemical Corp.	(3,595)	(40,223)
Hotel Shilla Co., Ltd.	(32,397)	(3,006,068)
Hyundai Glovis Co., Ltd.	(1,305)	(290,662)
Hyundai Heavy Industries Co., Ltd.	(15,219)	(1,559,519)
Hyundai Marine & Fire Insurance Co., Ltd.	(40,361)	(960,522)
Hyundai Merchant Marine Co., Ltd.	(8,830)	(24,061)
Hyundai Merchant Marine Co., Ltd.	(57,487)	(538,809)
Kolao Holdings	(113,099)	(1,743,678)
KONA I Co., Ltd.	(1)	(31)
NHN Entertainment Corp.	(14,106)	(957,227)
OCI Co., Ltd.	(9,159)	(649,348)
Orion Corp/Republic of Korea	(614)	(585,897)
S-Oil Corp.	(57,303)	(3,152,072)
Samsung Electro-Mechanics Co., Ltd.	(71,897)	(4,375,728)
Samsung Fine Chemicals Co., Ltd.	(4)	(125)
Samsung Life Insurance Co., Ltd.	(4,148)	(426,058)
Samsung SDI Co., Ltd.	(50,789)	(5,926,606)
Seegene, Inc.	(2,149)	(64,055)
		(30,881,919)
Taiwan
Eclat Textile Co., Ltd.	(360)	(3,727)
Evergreen Marine Corp. Taiwan Ltd.	(1,213,000)	(864,259)
First Financial Holding Co., Ltd.	(219)	(128)
Formosa Chemicals & Fibre Corp.	(175,000)	(374,474)
Gigastorage Corp.	(26,000)	(20,993)
Hiwin Technologies Corp.	(99,710)	(820,328)
Hotai Motor Co., Ltd.	(6,000)	(86,213)
Taiwan Glass Industry Corp.	(235,000)	(170,792)
Unimicron Technology Corp.	(334,000)	(228,735)
Yang Ming Marine Transport Corp.	(1,745,000)	(939,669)
Yulon Motor Co., Ltd.	(227,000)	(331,504)
		(3,840,822)
Thailand
CP ALL PCL	(10,046,900)	(12,738,966)
Hemaraj Land and Development PCL	(820,200)	(111,265)
Home Product Center PCL	(5,962,001)	(1,484,580)
Krung Thai Bank PCL	(25)	(17)
True Corp. PCL	(15,871,100)	(6,594,774)
		(20,929,602)
Turkey
Turkcell Iletisim Hizmetleri AS—ADR	(110,947)	(1,602,075)
Total Reference Entity — Short		(124,505,419)
Net Value of Reference Entity — UBS AG		$32,720,669

See Notes to Financial Statements.

24	BLACKROCK FUNDS	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with UBS AG as of January 31, 2015, expiration date 3/19/15:

	Shares	Value
Reference Entity — Long
Australia
Ramsay Health Care Ltd.	1,243	$57,201
Belgium
Fagron	90	3,675
Nyrstar NV	5,574	20,968
		24,643
Canada
Dominion Diamond Corp.	701	11,646
Methanex Corp.	10,276	454,159
Parex Resources, Inc.	18,709	101,297
		567,102
Denmark
Novo Nordisk A/S, Class B	16,916	753,957
Vestas Wind Systems A/S	1,867	72,540
		826,497
France
BioMerieux	359	39,200
Ingenico	799	83,529
Ipsen SA	1,470	74,815
Valeo SA	423	59,644
		257,188
Germany
Duerr AG	6,522	593,575
Gerresheimer AG	74	4,035
Kloeckner & Co. SE	33,047	340,497
Merck KGaA	1,404	140,283
SAP AG	9,755	636,687
		1,715,077
Hong Kong
Dah Sing Financial Holdings, Ltd.	5,200	30,041
Hang Lung Properties Ltd.	10,000	29,403
Kerry Properties Ltd.	13,000	45,936
Luk Fook Holdings International, Ltd.	4,000	14,844
Orient Overseas International Ltd.	3,500	22,832
Wheelock & Co. Ltd.	1,000	5,658
		148,714
Iran
Smurfit Kappa Group PLC	3,031	74,518
Ireland
Ingersoll-Rand PLC	572	37,981
Kerry Group PLC, Class A	224	16,234
		54,215
Italy
Ansaldo STS SpA	22,406	225,157
Parmalat SpA	7,128	20,217
Recordati SpA	16,967	280,409
		525,783
Japan
Alps Electric Co. Ltd.	900	18,736
Casio Computer Co. Ltd.	4,000	62,619
Citizen Holdings Co. Ltd.	4,800	38,314
Daifuku Co. Ltd.	11,300	129,453
Dainippon Screen Manufacturing Co., Ltd.	54,000	320,671
Disco Corp.	4,400	403,099
Enplas Corp.	2,900	103,486
Fujitsu General Ltd.	14,000	137,323
Hitachi Capital Corp.	1,400	27,525

	Shares	Value
Reference Entity — Long
Japan (concluded)
Hitachi Maxell, Ltd.	700	$11,880
Hitachi Metals Ltd.	2,000	32,591
Keihin Corp.	19,300	307,630
Mazda Motor Corp.	15,700	322,485
Mitsubishi Materials Corp.	69,000	217,582
Murata Manufacturing Co. Ltd.	2,800	302,272
Nifco, Inc.	6,500	223,906
Oki Electric Industry Co. Ltd.	69,000	140,938
Omron Corp.	4,700	187,900
OSG Corp.	11,000	202,530
Shimano, Inc.	900	118,974
Square Enix Holdings Co., Ltd.	2,400	52,690
Tadano Ltd.	20,000	240,716
Takata Corp.	36,200	422,209
Topcon Corp.	500	9,908
TS Tech Co., Ltd.	4,900	123,455
		4,158,892
Netherlands
Arcadis NV	11,970	362,276
Heineken NV	2,249	167,839
NXP Semiconductor NV	3,784	300,222
		830,337
Singapore
ComfortDelGro Corp. Ltd.	272,000	576,777
Indofood Agri Resources, Ltd.	57,200	29,905
Singapore Airlines Ltd.	29,400	274,611
Venture Corp. Ltd.	3,100	18,616
Wing Tai Holdings, Ltd.	53,200	71,894
		971,803
Spain
Gamesa Corp. Tecnologica SA	10,354	102,367
Gas Natural SDG SA	20,763	487,386
Inmobiliaria Colonial SA	17,303	11,725
		601,478
Sweden
Telefonaktiebolaget LM Ericsson, Class B	12,167	147,516
Switzerland
Garmin Ltd.	40	2,094
Kuoni Reisen Holding AG	697	233,801
Straumann Holding AG, Registered Shares	12	2,711
		238,606
United Kingdom
Inchcape PLC	18,796	196,341
Pace PLC	120,175	603,110
		799,451
United States
Akamai Technologies, Inc.	16,889	982,180
AmTrust Financial Services, Inc.	4,390	222,222
Aruba Networks, Inc.	20,015	331,849
Aspen Technology, Inc.	6,286	222,179
The Boeing Co.	3,743	544,120
Cabot Corp.	14,663	621,858
Cabot Microelectronics Corp.	4,948	244,481
Calpine Corp.	15,603	325,791
Cameron International Corp.	7,567	338,850
Caterpillar, Inc.	3,490	279,095
CBRE Group, Inc., Class A	95	3,072
Century Aluminum Co.	24,072	556,304
Cirrus Logic, Inc.	21,325	565,112
Citrix Systems, Inc.	5,573	330,256
Columbia Sportswear Co.	3,166	134,555
Cytec Industries, Inc.	8,555	410,554

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2015	25

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Shares	Value
Reference Entity — Long
United States (concluded)
The Dow Chemical Co.	18,404	$831,125
Eastman Chemical Co.	5,597	396,771
The Estee Lauder Cos., Inc., Class A	739	52,166
Foot Locker, Inc.	4,253	226,345
Hasbro, Inc.	14,300	785,356
HCA Holdings, Inc.	3,395	240,366
Houghton Mifflin Harcourt Co.	1,836	36,132
Hyster-Yale Materials Handling, Inc.	1,770	110,891
IAC/InterActiveCorp	2,252	137,259
Iconix Brand Group, Inc.	15,611	518,910
Ingram Micro, Inc., Class A	18,986	478,067
The Interpublic Group of Cos., Inc.	35,205	701,988
Invesco Ltd.	6,406	235,292
Jones Lang LaSalle, Inc.	6,989	1,027,942
Lear Corp.	1,427	143,199
Liberty TripAdvisor Holdings, Inc., Series A	2,080	49,795
Linear Technology Corp.	4,382	196,927
LogMeIn, Inc.	8,254	392,478
Manpowergroup, Inc.	37	2,697
Mead Johnson Nutrition Co.	200	19,698
Micron Technology, Inc.	9,281	271,608
Moog, Inc., Class A	800	56,240
NRG Energy, Inc.	578	14,253
Penske Automotive Group, Inc.	10,709	517,780
Progress Software Corp.	21,260	532,563
Rovi Corp.	6,983	161,377
Sealed Air Corp.	2,497	101,129
Skyworks Solutions, Inc.	130	10,797
Spectrum Brands Holdings, Inc.	659	59,099
SPX Corp.	1,583	132,291
Tessera Technologies, Inc.	83	3,078
The Timken Co.	8,526	324,073
Tyson Foods, Inc., Class A	13,232	516,577
Unisys Corp.	474	10,395
VF Corp.	1,342	93,095
WABCO Holdings, Inc.	1,863	177,302
Western Digital Corp.	3,153	306,566
World Fuel Services Corp.	11,156	546,309
Xilinx, Inc.	2,805	108,203
Zebra Technologies Corp., Class A	2,363	197,216
		16,835,833
Total Reference Entity — Long		28,834,854

Reference Entity —Short
Australia
Orica Ltd.	(11,839)	(166,182)
Whitehaven Coal Ltd.	(2,172)	(2,074)
		(168,256)
Canada
New Gold, Inc.	(16,998)	(74,509)
Teck Resources, Ltd.	(13)	(168)
		(74,677)
Denmark
FLSmidth & Co. A/S	(9,484)	(400,701)
Finland
Outokumpu OYJ	(46,484)	(251,498)
Outotec OYJ	(23,835)	(138,021)
		(389,519)
France
Kering	(2,939)	(592,982)
Peugeot SA	(1,636)	(4,173)
		(597,155)

	Shares	Value
Reference Entity — Short
Germany
Dialog Semiconductor PLC	(2,264)	$(86,586)
ElringKlinger AG	(7,106)	(247,596)
Puma SE	(94)	(17,891)
		(352,073)
Hong Kong
Esprit Holdings Ltd.	(200)	(225)
Hong Kong & China Gas Co., Ltd.	(218,900)	(501,273)
Hong Kong Exchanges and Clearing, Ltd.	(100)	(2,301)
Melco International Development, Ltd.	(16,000)	(31,857)
Swire Pacific, Ltd.	(500)	(6,696)
		(542,352)
Ireland
Accenture PLC, Class A Class A	(9,885)	(830,637)
Italy
Saipem SpA	(5,457)	(49,095)
Japan
Asahi Glass Co., Ltd.	(23,000)	(122,360)
Daihatsu Motor Co. Ltd.	(5,400)	(75,300)
Ibiden Co., Ltd.	(1,700)	(25,557)
The Japan Steel Works, Ltd.	(26,000)	(104,005)
Nabtesco Corp.	(200)	(5,163)
NGK Insulators, Ltd.	(6,000)	(120,907)
Nikon Corp.	(4,700)	(59,635)
Nippon Electric Glass Co. Ltd.	(77,000)	(397,399)
Nippon Paint Co., Ltd.	(25,200)	(789,396)
Pigeon Corp.	(1,000)	(62,438)
Sharp Corp.	(49,000)	(95,918)
Shimadzu Corp.	(7,000)	(72,729)
Shinko Electric Industries Co., Ltd.	(7,800)	(54,635)
Sony Corp.	(18,400)	(432,788)
Sumco Corp.	(66,000)	(1,107,666)
Sumitomo Chemical Co., Ltd.	(5,000)	(19,671)
Sumitomo Rubber Industries, Ltd.	(700)	(10,885)
Teijin Ltd.	(32,000)	(95,323)
Toray Industries, Inc.	(69,000)	(587,748)
Toyo Tire & Rubber Co., Ltd.	(24,800)	(558,585)
Toyota Tsusho Corp.	(1,100)	(26,051)
Ube Industries, Ltd.	(8,000)	(11,981)
Ushio, Inc.	(700)	(8,110)
		(4,844,250)
Netherlands
OCI	(1,017)	(35,807)
SBM Offshore NV	(10,596)	(115,606)
		(151,413)
Norway
Opera Software ASA	(18,378)	(243,460)
Portugal
Jeronimo Martins SGPS SA	(12,024)	(129,334)
Singapore
DBS Group Holdings, Ltd.	(1,200)	(17,496)
Sembcorp Marine, Ltd.	(6,000)	(13,277)
United Overseas Bank, Ltd.	(4,000)	(68,403)
		(99,176)
Sweden
Elekta AB, -B Shares	(22,736)	(244,006)
Switzerland
Holcim Ltd.	(1,300)	(91,249)
OC Oerlikon Corp. AG	(537)	(6,108)
Sulzer AG	(1,521)	(161,044)
The Swatch Group AG	(513)	(204,027)
		(462,428)

See Notes to Financial Statements.

26	BLACKROCK FUNDS	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Shares	Value
Reference Entity — Short
United Kingdom
AVEVA Group PLC	(2,938)	$(58,103)
CNH Industrial NV	(17,521)	(133,383)
Croda International PLC	(1,368)	(54,633)
Inmarsat PLC	(14,081)	(176,439)
Ophir Energy PLC	(124,313)	(251,685)
Spectris PLC	(4,181)	(131,385)
Vodafone Group PLC	(83,511)	(293,665)
		(1,099,293)
United States
Advanced Micro Devices, Inc.	(12,913)	(33,186)
Aflac, Inc.	(3,350)	(191,218)
Amazon.com, Inc.	(3,321)	(1,177,394)
American Tower Corp.	(647)	(62,727)
Arthur J Gallagher & Co.	(13,336)	(592,518)
Atmel Corp.	(778)	(6,481)
Balchem Corp.	(6,516)	(345,153)
Brady Corp., Class A Class A	(286)	(7,485)
The Brink’s Co.	(245)	(5,490)
CACI International, Inc., Class A Class A	(1,910)	(161,567)
Cavium, Inc.	(868)	(51,047)
Cinemark Holdings, Inc.	(1,120)	(41,630)
Cliffs Natural Resources, Inc.	(10,910)	(70,042)
The Coca-Cola Co.	(15,920)	(655,426)
Colfax Corp.	(1,360)	(61,622)
CommVault Systems, Inc.	(1,510)	(65,806)
Coty, Inc., Class A	(16,427)	(312,442)
Cray, Inc.	(1,201)	(39,021)
Cree, Inc.	(5,581)	(197,344)
Crown Castle International Corp.	(4,932)	(426,667)
Cypress Semiconductor Corp.	(3,563)	(52,483)
Dealertrack Technologies, Inc.	(14,563)	(585,433)
Deere & Co.	(13,479)	(1,148,276)
Diebold, Inc.	(4,656)	(145,267)
Donaldson Co., Inc.	(1,874)	(68,513)
Dycom Industries, Inc.	(402)	(12,386)
Emerson Electric Co.	(3,110)	(177,083)
Essex Property Trust, Inc.	(5,997)	(1,355,622)
FARO Technologies, Inc.	(835)	(46,217)
Finisar Corp.	(2,150)	(39,001)
FireEye, Inc.	(1,280)	(43,277)

	Shares	Value
Reference Entity — Short
United States (concluded)
First Cash Financial Services, Inc.	(2,893)	$(143,840)
FleetCor Technologies, Inc.	(1,090)	(153,145)
Franklin Electric Co., Inc.	(7,591)	(259,688)
General Mills, Inc.	(1,749)	(91,788)
Genesee & Wyoming, Inc., Class A	(1,608)	(132,580)
Gentex Corp.	(3,522)	(58,782)
Groupon, Inc.	(7,197)	(51,531)
Guess?, Inc.	(2,070)	(38,875)
HEICO Corp.	(957)	(58,071)
Hill-Rom Holdings, Inc.	(5,474)	(261,438)
Ingredion, Inc.	(269)	(21,692)
IPG Photonics Corp.	(10,378)	(774,614)
Jabil Circuit, Inc.	(20,517)	(422,855)
KBR, Inc.	(3,922)	(64,831)
Marketo, Inc.	(1,184)	(40,765)
McDermott International, Inc.	(234,215)	(526,984)
Mettler-Toledo International, Inc.	(3,634)	(1,104,554)
Microsemi Corp.	(206)	(5,739)
NetSuite, Inc.	(872)	(85,831)
Oracle Corp.	(4,946)	(207,188)
Peabody Energy Corp.	(25,952)	(161,681)
PriceSmart, Inc.	(3,477)	(284,349)
Republic Services, Inc.	(1,158)	(45,949)
Schweitzer-Mauduit International, Inc.	(4,730)	(183,808)
SEACOR Holdings, Inc.	(442)	(31,802)
Sotheby’s	(8,817)	(375,163)
The Spectranetics Corp.	(16,415)	(536,935)
SunEdison, Inc.	(39,399)	(737,943)
TAL International Group, Inc.	(1,228)	(49,918)
Tempur Sealy International, Inc.	(8,485)	(466,930)
Teradata Corp.	(428)	(19,072)
Ubiquiti Networks, Inc.	(3,418)	(89,876)
Varian Medical Systems, Inc.	(111)	(10,274)
Veeco Instruments, Inc.	(13,176)	(384,344)
The Western Union Co.	(41,024)	(697,408)
WR Grace & Co.	(549)	(47,587)
XPO Logistics, Inc.	(41,098)	(1,511,995)
		(18,317,649)
Total Reference Entity — Short		(28,995,474)
Net Value of Reference Entity — UBS AG		$(160,620)

•
Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own a`ssumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2015	27

Schedule of Investments (concluded)	BlackRock Emerging Markets Long/Short Equity Fund

As of January 31, 2015, the following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities	$506,787,730	—	—	$506,787,730

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity Contracts	—	$10,913,772	—	$10,913,772
[1]	Derivative financial instruments are swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of January 31, 2015, cash received as collateral for OTC derivatives of $ 11,485,093 is categorized as Level 2 within the disclosure hierarchy.

During the six months ended January 31, 2015, there were no transfers between levels.

See Notes to Financial Statements.

28	BLACKROCK FUNDS	JANUARY 31, 2015

Schedule of Investments January 31, 2015 (Unaudited)	BlackRock Global Long/Short Equity Fund (Percentages shown are based on Net Assets)
Common Stocks	Shares	Value
Consumer Finance — 0.1%
LendingClub Corp. (a)	98,316	$1,753,122

Preferred Securities (a)
Preferred Stocks
Household Durables — 0.1%
AliphCo., 0.00%	88,751	982,216
Internet Software & Services — 0.1%
Uber Technologies, Inc., Series E, 0.00%	45,020	1,499,954
Software — 0.1%
Apigee Corp., Series H, 0.00%	162,335	506,485
Palantir Technologies, Inc.,	326,264	2,469,819
		2,976,304

Common Stocks	Shares	Value
Total Preferred Stocks — 0.3%		$5,458,474
Total Long-Term Investments (Cost — $5,972,355) — 0.4%		7,211,596

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (b)(c)	1,684,084,362	1,684,084,362
Total Short-Term Securities
(Cost — $1,684,084,362) — 98.7%		1,684,084,362
Total Investments
(Cost — $1,690,056,717) — 99.1%		1,691,295,958
Other Assets Less Liabilities — 0.9%		15,353,956
Net Assets — 100.0%		$1,706,649,914

Notes to Schedule of Investments

(a)
Restricted security as to resale. As of report date, the Fund held restricted securities with a current value of $7,211,596 and an original cost of $5,972,355 which were 0.4% and 0.4%, respectively, of its net assets.

(b)
During the six months ended January 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2014	Net Activity	Shares Held at January 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,390,678,750	293,405,612	1,684,084,362	$419,111

(c)	Represents current yield as of report date.
•	As of January 31, 2015, total return swaps outstanding were as follows:[1]

Reference Entity	Counterparty	Expiration Dates	Notional Amount	Unrealized Appreciation (Depreciation)		Net Value of Reference Entities
Basket of Equity Securities Long/Short:	Bank of America N.A.	2/23/15	$(45,994,501)	$(1,626,010)[2]		$(46,283,748)
	Deutsche Bank AG	2/16/15 — 2/02/16	$48,639,163	615,096	[3]	47,215,112
	Goldman Sachs & Co.	3/26/15 — 8/04/16	$(67,669,229)	34,847,188	[4]	(44,832,941)
	UBS AG	2/12/15	$50,338,707	5,312,473	[5]	56,288,398
Total				$39,148,747		$12,386,821
[1]	The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-467 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:
Association of Banks in Singapore Swap Offered Rate	IntercontinentalExchange LIBOR:
Australian Bank Bill Short Term Rates 1 Day Reference Rate	CHF 1 Week; CHF Spot Next
Bank of Canada Overnight Repo Rate	EUR 1 Month; EUR 1 Week; EUR Overnight
Canada Bankers Acceptances 1 Month	GBP 1 Week; GBP Overnight
Copenhagen Interbank Offered Rates 1 Week	JPY 1 Week; JPY Spot Next
Danish Krone Overnight Deposit	USD 1 Month; USD Spot Next
Federal Funds Rate Open	Nigeria Interbank Offered Rate 1 Week
Garban Intercapital Federal Funds Rate	Norwegian Krone Overnight Deposit
Hong Kong Dollar HIBOR Fixings:	Stockholm Interbank Offered Rate
1 Month; 2 Week	Stockholm Interbank Offered Rate Overnight
Tel Aviv Interbank Offered Rate Overnight
[2]	Amount includes $ (1,336,763) of net dividends and financing fees.
[3]	Amount includes $ 2,039,147 of net dividends and financing fees.
[4]	Amount includes $ 12,010,900 of net dividends and financing fees.
[5]	Amount includes $ (637,218) of net dividends and financing fees.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2015	29

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of January 31, 2015, expiration date 2/23/15:

	Shares	Value
Reference Entity — Long
Bermuda
Assured Guaranty Ltd.	109,257	$2,668,056
Netherlands
AVG Technologies NV	25,732	508,979
Core Laboratories NV	1,235	114,546
NXP Semiconductor NV	17,731	1,406,778
		2,030,303
Singapore
Flextronics International Ltd.	164,219	1,826,115
United Kingdom
Liberty Global PLC	363	16,549
United States
AbbVie, Inc.	24,787	1,495,895
Activision Blizzard, Inc.	2,166	45,259
Acxiom Corp.	97,123	1,767,639
Air Lease Corp.	24,174	844,640
Alcoa, Inc.	177,868	2,783,634
Ally Financial, Inc.	181,141	3,389,148
Amdocs Ltd.	54,258	2,614,150
Amkor Technology, Inc.	6,053	38,437
AmTrust Financial Services, Inc.	96,846	4,902,345
ANN, Inc.	5,287	175,000
Apartment Investment & Management Co., Class A	81,913	3,265,052
ArcBest Corp.	31,745	1,182,819
Aruba Networks, Inc.	63,121	1,046,546
Aspen Technology, Inc.	36,998	1,307,694
Assurant, Inc.	14,195	901,524
Axalta Coating Systems, Ltd.	10,863	278,853
The Babcock & Wilcox Co.	209,090	5,693,521
Berry Plastics Group, Inc.	197,632	6,683,914
Best Buy Co., Inc.	32,121	1,130,659
Blackstone Mortgage Trust, Inc., Class A	44,622	1,302,962
The Boeing Co.	49,909	7,255,271
Boise Cascade Co.	84,092	3,400,680
Bonanza Creek Energy, Inc.	4,859	126,723
Booz Allen Hamilton Holding Corp.	87,413	2,544,592
BP Prudhoe Bay Royalty Trust	11,080	861,470
Brinker International, Inc.	92,151	5,384,383
Brixmor Property Group, Inc.	288,035	7,805,748
Cabot Corp.	2,945	124,897
Cabot Microelectronics Corp.	35,738	1,765,815
Cal-Maine Foods, Inc.	4,492	157,445
Calpine Corp.	513,111	10,713,758
Cameron International Corp.	19,760	884,853
Capstead Mortgage Corp.	9,429	113,337
Cardinal Health, Inc.	45,026	3,745,713
Catalent, Inc.	125,683	3,471,364
Caterpillar, Inc.	27,155	2,171,585
CBL & Associates Properties, Inc.	92,045	1,897,968
CBS Corp., Class B	75,032	4,112,504
Celanese Corp., Series A	9,299	499,914
CenterPoint Energy, Inc.	336,975	7,780,753
Chatham Lodging Trust	13,555	421,967
Chesapeake Lodging Trust	1,128	41,420
Cirrus Logic, Inc.	60,593	1,605,715
CIT Group, Inc.	15,094	661,419
Citrix Systems, Inc.	1,142	67,675
Clearwater Paper Corp.	2,912	215,546
Coca-Cola Enterprises, Inc.	394,649	16,614,723
Comcast Corp., Special Class A	249	13,172
Compass Minerals International, Inc.	35,488	3,101,651

	Shares	Value
Reference Entity — Long
United States (continued)
Computer Sciences Corp.	16,075	$975,431
Core-Mark Holding Co., Inc.	5,500	366,740
Crane Co.	97,651	5,951,828
Cytec Industries, Inc.	39,309	1,886,439
DDR Corp.	140,099	2,745,940
Delek U.S. Holdings, Inc.	51,723	1,595,655
Diodes, Inc.	40,102	1,059,896
DIRECTV	109,469	9,335,516
Dover Corp.	13,997	980,350
The Dow Chemical Co.	12,405	560,210
DST Systems, Inc.	2,180	210,806
DuPont Fabros Technology, Inc.	73,411	2,735,294
Dynegy, Inc.	476,028	13,005,085
Eastman Chemical Co.	108,093	7,662,713
Edwards Lifesciences Corp.	889	111,436
EnLink Midstream LLC	37,307	1,180,393
FMSA Holdings, Inc.	25,761	133,700
Foot Locker, Inc.	28,064	1,493,566
Forest City Enterprises, Inc., Class A	3,618	88,641
Genworth Financial, Inc., Class A	65,948	460,317
Geo Group, Inc.	10,844	471,931
Glacier Bancorp, Inc.	8,993	200,274
Google, Inc., Class C	163	87,127
Great Plains Energy, Inc.	21,806	644,803
Green Plains Renewable Energy, Inc.	5,485	128,404
Greenhill & Co., Inc.	26,443	975,218
Halyard Health, Inc.	76,487	3,409,026
The Hanover Insurance Group, Inc.	32,561	2,246,709
Harris Corp.	5,322	357,266
HCA Holdings, Inc.	36,095	2,555,526
Host Hotels & Resorts, Inc.	472,812	10,822,667
Hubbell, Inc., Class B	6,715	712,059
IAC/InterActiveCorp	6,231	379,779
Iconix Brand Group, Inc.	211,994	7,046,681
Ingram Micro, Inc., Class A	159,254	4,010,016
The Interpublic Group of Cos., Inc.	220,676	4,400,279
Invesco Ltd.	5,546	203,705
ITC Holdings Corp.	184,081	7,830,806
Jack in the Box, Inc.	19,146	1,623,389
Jones Lang LaSalle, Inc.	60,327	8,872,895
KeyCorp	8,284	107,609
Keysight Technologies, Inc.	125,426	4,187,974
KLX, Inc.	6,481	254,768
Korn/Ferry International	3,874	110,409
Lancaster Colony Corp.	7,844	705,411
Landstar System, Inc.	1,405	90,032
Lannett Co., Inc.	5,152	244,359
Lear Corp.	7,322	734,763
Liberty Interactive Corp., Series A	54,232	1,483,788
Liberty TripAdvisor Holdings, Inc., Series A	65,345	1,564,359
LifeLock, Inc.	12,211	181,333
Lincoln National Corp.	13,312	665,334
Lions Gate Entertainment Corp.	48,469	1,392,514
LogMeIn, Inc.	17,803	846,533
LyondellBasell Industries NV, Class A	7,339	580,442
Mack-Cali Realty Corp.	10,685	208,464
Manpowergroup, Inc.	162,901	11,872,225
Marathon Petroleum Corp.	21,771	2,015,777
Marvell Technology Group Ltd.	245,586	3,804,127
MBIA, Inc.	364,073	2,919,865
Mead Johnson Nutrition Co.	496	48,851
MedAssets, Inc.	3,821	70,727
Micron Technology, Inc.	461,881	13,516,947
MRC Global, Inc.	328,147	3,547,269
Nationstar Mortgage Holdings, Inc.	47,382	1,218,191
New Residential Investment Corp.	11,989	152,860

See Notes to Financial Statements.

30	BLACKROCK FUNDS	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund
	Shares	Value
Reference Entity — Long
United States (concluded)
Newmont Mining Corp.	255,193	$6,418,104
NIC, Inc.	88,428	1,451,988
NRG Energy, Inc.	34,155	842,262
Nucor Corp.	62,426	2,724,895
OSI Systems, Inc.	27,536	1,926,969
Outerwall, Inc.	8,763	544,007
Outfront Media, Inc.	69,883	1,981,183
Patterson-UTI Energy, Inc.	43,071	739,098
Pegasystems, Inc.	33,326	652,190
Penske Automotive Group, Inc.	60,967	2,947,754
PolyOne Corp.	7,891	280,841
Prestige Brands Holdings, Inc.	29,138	998,268
Progress Software Corp.	104,059	2,606,678
QUALCOMM, Inc.	1,863	116,363
Reliance Steel & Aluminum Co.	22,886	1,198,540
Reynolds American, Inc.	1,072	72,842
Rite Aid Corp.	69,971	488,398
Rock-Tenn Co., Class A	96,358	6,253,634
Rovi Corp.	37,376	863,759
Royal Gold, Inc.	12,588	912,126
RPC, Inc.	107,386	1,339,103
Sanderson Farms, Inc.	80,535	6,439,579
SeaWorld Entertainment, Inc.	224,961	3,939,067
ServiceMaster Global Holdings, Inc.	193,706	5,474,132
Six Flags Entertainment Corp.	37,453	1,608,981
Southwest Airlines Co.	5,467	246,999
Spirit Airlines, Inc.	1,968	145,908
SPX Corp.	13,310	1,112,317
Stanley Black & Decker, Inc.	10,741	1,005,895
Steel Dynamics, Inc.	296,903	5,059,227
Stillwater Mining Co.	88,807	1,213,992
Swift Transportation Co.	96,199	2,364,571
Telephone & Data Systems, Inc.	37,912	881,454
Tesoro Corp.	67,979	5,555,924
Tessera Technologies, Inc.	9,946	368,798
Time Warner Cable, Inc.	4,153	565,348
Time Warner, Inc.	2,286	178,148
The Timken Co.	7,363	279,868
TimkenSteel Corp.	70,380	1,900,260
TRI Pointe Homes, Inc.	187,205	2,682,648
Tribune Co., Class A	13,831	814,508
Trinity Industries, Inc.	38,532	1,019,942
TrueBlue, Inc.	2,079	45,863
U.S. Silica Holdings, Inc.	31,122	784,274
Union Pacific Corp.	56,516	6,624,240
Unit Corp.	26,860	799,891
United Continental Holdings, Inc.	3,116	216,157
United States Steel Corp.	81,673	1,996,088
Valero Energy Corp.	50,715	2,681,809
Vector Group Ltd.	59,510	1,331,834
Viacom, Inc., Class B	106,772	6,878,252
Voya Financial, Inc.	163,278	6,369,475
Waddell & Reed Financial, Inc., Class A	87,371	3,906,357
Washington Federal, Inc.	50,609	1,005,095
WESCO International, Inc.	27,476	1,834,298
Western Refining, Inc.	5,237	194,450
Whiting Petroleum Corp.	139,956	4,201,479
WPX Energy, Inc.	119,183	1,270,491
Xilinx, Inc.	8,606	331,976
Zayo Group Holdings, Inc.	7,024	194,916
Zebra Technologies Corp., Class A	7,493	625,366
		409,964,078
Total Reference Entity — Long		416,505,101

	Shares	Value
Reference Entity — Short
Canada
Lululemon Athletica, Inc.	(24,254)	$(1,606,585)
Ireland
Accenture PLC, Class A Class A	(189,296)	(15,906,543)
Israel
Check Point Software Technologies, Ltd.	(21,788)	(1,681,380)
United States
Acadia Healthcare Co., Inc.	(141,242)	(8,156,725)
Actuant Corp.	(23,725)	(548,285)
Aflac, Inc.	(4,981)	(284,315)
Akorn, Inc.	(82,413)	(3,509,146)
Allegheny Technologies, Inc.	(13,511)	(385,469)
Allegiant Travel Co.	(21,147)	(3,833,317)
Alliance Data Systems Corp.	(12,369)	(3,572,538)
Amazon.com, Inc.	(43,707)	(15,495,443)
Amedisys, Inc.	(19,590)	(552,046)
Ameren Corp.	(43,265)	(1,959,039)
American Airlines Group, Inc.	(13,437)	(659,488)
American Eagle Outfitters, Inc.	(352,976)	(4,955,783)
American Tower Corp.	(1,236)	(119,830)
Amsurg Corp.	(10,504)	(579,611)
AptarGroup, Inc.	(3,032)	(191,350)
Arthur J Gallagher & Co.	(81,400)	(3,616,602)
Axiall Corp.	(253,163)	(11,202,463)
Balchem Corp.	(27,225)	(1,442,108)
Bank of Hawaii Corp.	(15,184)	(857,289)
Bio-Techne Corp.	(2,540)	(236,271)
Boyd Gaming Corp.	(274,615)	(3,586,472)
The Brink’s Co.	(2,013)	(45,111)
Bristow Group, Inc.	(13,099)	(729,745)
CACI International, Inc., Class A Class A	(7,405)	(626,389)
Caesars Entertainment Corp.	(122,431)	(1,333,274)
Campbell Soup Co.	(181,460)	(8,299,980)
Carnival Corp.	(199,209)	(8,757,228)
Casey’s General Stores, Inc.	(13,875)	(1,266,787)
Cerner Corp.	(35,392)	(2,348,259)
Churchill Downs, Inc.	(1,880)	(178,581)
CLARCOR, Inc.	(41,296)	(2,582,239)
Clean Harbors, Inc.	(6,727)	(318,322)
Coach, Inc.	(75,408)	(2,804,424)
Cobalt International Energy, Inc.	(18,118)	(165,236)
The Coca-Cola Co.	(408,209)	(16,805,965)
Colfax Corp.	(22,882)	(1,036,783)
CommVault Systems, Inc.	(10,475)	(456,500)
comScore, Inc.	(108,089)	(4,492,179)
ConAgra Foods, Inc.	(204,048)	(7,229,421)
CONSOL Energy, Inc.	(48,974)	(1,417,797)
Constellation Brands, Inc.	(4,613)	(509,506)
CoreLogic, Inc.	(1,395)	(46,314)
Cornerstone OnDemand, Inc.	(5,743)	(189,232)
CoStar Group, Inc.	(23,121)	(4,266,056)
Coty, Inc., Class A	(123,378)	(2,346,650)
Cray, Inc.	(8,264)	(268,497)
Crocs, Inc.	(358,578)	(3,800,927)
Dealertrack Technologies, Inc.	(60,998)	(2,452,120)
Dean Foods Co.	(252,062)	(4,567,363)
Deere & Co.	(45,976)	(3,916,695)
Diebold, Inc.	(287,108)	(8,957,770)
Dillard’s, Inc., Class A Class A	(4,355)	(494,728)
Donaldson Co., Inc.	(17,808)	(651,060)
Duke Energy Corp.	(4,674)	(407,292)
Eclipse Resources Corp.	(15,649)	(97,024)
Electronics For Imaging, Inc.	(8)	(309)
EMCOR Group, Inc.	(8)	(323)
Emerson Electric Co.	(5,779)	(329,056)
Enbridge Energy Management LLC	(29,356)	(1,100,556)

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2015	31

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund
	Shares	Value
Reference Entity — Short
United States (continued)
Energizer Holdings, Inc.	(1,664)	$(213,009)
Equifax, Inc.	(1,371)	(115,795)
Essex Property Trust, Inc.	(3,702)	(836,837)
The EW Scripps Co.	(47,170)	(930,664)
ExamWorks Group, Inc.	(1,100)	(40,656)
Exxon Mobil Corp.	(20,318)	(1,776,200)
FireEye, Inc.	(116,580)	(3,941,570)
First Cash Financial Services, Inc.	(12,929)	(642,830)
First Niagara Financial Group, Inc.	(117,561)	(954,595)
FirstEnergy Corp.	(115,732)	(4,667,472)
FirstMerit Corp.	(42,960)	(703,900)
FleetCor Technologies, Inc.	(409)	(57,464)
Flotek Industries, Inc.	(86,977)	(1,406,418)
Franklin Electric Co., Inc.	(41,990)	(1,436,478)
Freeport-McMoRan, Inc.	(5,125)	(86,151)
Frontier Communications Corp.	(827,726)	(5,558,180)
Gentex Corp.	(3,769)	(62,905)
Granite Construction, Inc.	(92,701)	(3,159,250)
Group 1 Automotive, Inc.	(4,752)	(382,013)
Groupon, Inc.	(365,347)	(2,615,885)
Guidewire Software, Inc.	(67,350)	(3,374,235)
Gulfport Energy Corp.	(40,997)	(1,577,975)
The Hain Celestial Group, Inc.	(2,594)	(136,885)
HB Fuller Co.	(6)	(247)
Health Care REIT, Inc.	(2,712)	(222,248)
Healthcare Services Group, Inc.	(120,510)	(3,797,270)
Heartland Express, Inc.	(7,976)	(204,903)
HeartWare International, Inc.	(3,377)	(282,081)
HEICO Corp.	(718)	(43,568)
Helmerich & Payne, Inc.	(1,560)	(92,914)
Hexcel Corp.	(7,204)	(318,633)
Hospira, Inc.	(37,441)	(2,374,883)
Hudson City Bancorp, Inc.	(461,842)	(4,142,723)
Humana, Inc.	(2,722)	(398,610)
Impax Laboratories, Inc.	(13,050)	(478,543)
Imperva, Inc.	(5,797)	(242,083)
Infinera Corp.	(9,165)	(147,740)
Integra LifeSciences Holdings Corp.	(12,357)	(688,532)
Intrepid Potash, Inc.	(429,601)	(5,717,989)
Investors Bancorp, Inc.	(7,499)	(82,564)
j2 Global, Inc.	(11,274)	(647,579)
Jabil Circuit, Inc.	(20,642)	(425,432)
Janus Capital Group, Inc.	(160,687)	(2,818,450)
Kate Spade & Co.	(55,698)	(1,756,158)
KB Home	(64,979)	(809,638)
KBR, Inc.	(6,910)	(114,222)
Kilroy Realty Corp.	(1,000)	(74,150)
Kinder Morgan, Inc.	(122,231)	(5,017,583)
Life Time Fitness, Inc.	(7,123)	(389,414)
Loews Corp.	(125,172)	(4,789,081)
Louisiana-Pacific Corp.	(510,587)	(8,358,309)
Magellan Health, Inc.	(1,073)	(64,509)
Magnum Hunter Resources Corp., (Issued 12/27/07, 1 Share for 1 Warrant, Expires 4/15/16, Strike Price $45.82)	(60)	—
MarketAxess Holdings, Inc.	(2,678)	(203,448)
Marketo, Inc.	(7,289)	(250,960)
Martin Marietta Materials, Inc.	(36,261)	(3,906,760)
Matthews International Corp., Class A	(1,798)	(83,301)
McDermott International, Inc.	(553,599)	(1,245,598)
McDonald’s Corp.	(111,715)	(10,326,935)
Medical Properties Trust, Inc.	(24,734)	(380,162)
Medidata Solutions, Inc.	(123,481)	(5,308,448)
Mercury General Corp.	(28,458)	(1,626,375)
Mettler-Toledo International, Inc.	(1,102)	(334,953)
MSC Industrial Direct Co., Inc.	(4,604)	(345,622)

	Shares	Value
Reference Entity — Short
United States (continued)
Neogen Corp.	(33,464)	$(1,542,690)
Netflix, Inc.	(3,674)	(1,623,173)
NetSuite, Inc.	(20,257)	(1,993,896)
Olin Corp.	(321,339)	(8,055,969)
ONEOK, Inc.	(6)	(264)
Oracle Corp.	(263,848)	(11,052,593)
Palo Alto Networks, Inc.	(17,589)	(2,223,074)
Pandora Media, Inc.	(16,361)	(271,593)
Pinnacle Entertainment, Inc.	(136,869)	(2,894,779)
Plum Creek Timber Co., Inc.	(12,740)	(567,185)
Polaris Industries, Inc.	(3,759)	(543,514)
Post Holdings, Inc.	(3,716)	(175,581)
Precision Castparts Corp.	(2,056)	(411,406)
PriceSmart, Inc.	(21,457)	(1,754,753)
The Procter & Gamble Co.	(1,211)	(102,075)
Proofpoint, Inc.	(144,005)	(7,200,250)
Public Service Enterprise Group, Inc.	(1,563)	(66,709)
PVH Corp.	(20,205)	(2,227,803)
Ralph Lauren Corp.	(7,705)	(1,285,887)
Republic Services, Inc.	(2,472)	(98,089)
Royal Caribbean Cruises, Ltd.	(62,419)	(4,715,755)
SCANA Corp.	(57,896)	(3,692,028)
Schweitzer-Mauduit International, Inc.	(34,397)	(1,336,667)
Scientific Games Corp.	(125,447)	(1,481,529)
Select Medical Holdings Corp.	(6,691)	(90,462)
Sensient Technologies Corp.	(47,793)	(2,915,373)
ServiceNow, Inc.	(120,426)	(8,779,055)
Snyder’s-Lance, Inc.	(51,254)	(1,490,979)
Solera Holdings, Inc.	(6)	(310)
Sotheby’s	(83,211)	(3,540,628)
The Southern Co.	(249,360)	(12,647,539)
The Spectranetics Corp.	(54,596)	(1,785,835)
Splunk, Inc.	(63,538)	(3,281,738)
Staples, Inc.	(330,708)	(5,638,571)
Stericycle, Inc.	(10,427)	(1,368,961)
Stifel Financial Corp.	(4,305)	(202,981)
SunEdison, Inc.	(331,411)	(6,207,328)
SYNNEX Corp.	(38,718)	(2,872,488)
Sysco Corp.	(255,974)	(10,026,502)
TAL International Group, Inc.	(11,220)	(456,093)
Tech Data Corp.	(738)	(42,140)
TECO Energy, Inc.	(90,275)	(1,925,566)
Teleflex, Inc.	(1,114)	(122,050)
Tempur Sealy International, Inc.	(27,131)	(1,493,019)
Teradata Corp.	(12,484)	(556,287)
Thermo Fisher Scientific, Inc.	(1,705)	(213,483)
Tidewater, Inc.	(75,461)	(2,207,989)
Tiffany & Co.	(30,812)	(2,669,552)
Total System Services, Inc.	(38,366)	(1,357,005)
Twitter, Inc.	(34,354)	(1,289,306)
Tyler Technologies, Inc.	(8,594)	(911,652)
UIL Holdings Corp.	(4,203)	(193,338)
United Bankshares, Inc.	(9,935)	(335,902)
United Natural Foods, Inc.	(7,959)	(615,072)
UnitedHealth Group, Inc.	(131,166)	(13,936,387)
US Ecology, Inc.	(50,905)	(2,110,521)
USG Corp.	(139,522)	(4,248,445)
Varian Medical Systems, Inc.	(6,784)	(627,927)
Veeco Instruments, Inc.	(47,261)	(1,378,603)
Verisk Analytics, Inc., Class A	(23,120)	(1,487,772)
Virtus Investment Partners, Inc.	(23,097)	(3,132,646)
WageWorks, Inc.	(19,459)	(1,071,023)
Wal-Mart Stores, Inc.	(77,027)	(6,545,754)
WellCare Health Plans, Inc.	(19,025)	(1,385,971)
Westar Energy, Inc.	(10,966)	(468,468)
WEX, Inc.	(23,483)	(2,161,610)

See Notes to Financial Statements.

32	BLACKROCK FUNDS	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund
	Shares	Value
Reference Entity — Short
United States (concluded)
Wolverine World Wide, Inc.	(212,150)	$(5,972,022)
Workday, Inc., Class A	(1,468)	(116,647)
WR Grace & Co.	(10,744)	(931,290)
XPO Logistics, Inc.	(55,763)	(2,051,521)
Yelp, Inc.	(1,789)	(93,869)
ZS Pharma, Inc.	(1,822)	(81,862)
Zynga, Inc., Class A	(393,853)	(1,008,264)
		(443,594,341)
Total Reference Entity — Short		(462,788,849)
Net Value of Reference Entity — Bank of America N.A.		$(46,283,748)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Deutsche Bank AG as of January 31, 2015, expiration dates—2/16/15 — 2/02/16:

Reference Entity — Long
Australia
Aristocrat Leisure Ltd.	23,653	$128,137
Arrium Ltd.	868,194	137,013
AusNet Services	670,761	728,072
Boral Ltd.	14,738	63,788
Caltex Australia Ltd.	15,789	408,623
CSR Ltd.	27,596	85,243
Dexus Property Group	211,466	1,262,890
Fairfax Media, Ltd.	2,171,908	1,510,836
iiNET, Ltd.	83,704	485,797
JB Hi-Fi Ltd.	181,724	2,355,615
Newcrest Mining Ltd.	142,408	1,537,645
Qantas Airways Ltd.	551,660	1,111,634
Rio Tinto Ltd.	140,475	6,264,073
Seven West Media Ltd.	40,045	40,590
Transpacific Industries Group, Ltd.	2,559,436	1,643,829
Woodside Petroleum Ltd.	16,473	437,506
		18,201,291
Austria
Andritz AG	16,271	880,772
Voestalpine AG	157,989	5,626,387
		6,507,159
Canada
Agnico Eagle Mines Ltd.	38,500	1,297,978
Aimia, Inc.	245,220	2,630,321
Air Canada	56,143	519,147
Boardwalk Real Estate Investment Trust	27,029	1,304,548
Canadian Real Estate Investment Trust	66,616	2,527,917
Canfor Corp.	1,146	28,634
Capital Power Corp.	9,330	185,690
Centerra Gold, Inc.	9,688	58,096
Chartwell Retirement Residences	8,533	84,880
Cogeco Cable, Inc.	5,943	341,417
Detour Gold Corp.	28,960	296,278
Dominion Diamond Corp.	116,917	1,942,329
Domtar Corp.	81,345	3,116,294
Emera, Inc.	138,890	4,544,776
Encana Corp.	35,299	431,688
Finning International, Inc.	18,375	302,948
Franco-Nevada Corp.	19,834	1,144,587
Goldcorp, Inc.	152,666	3,687,196
Industrial Alliance Insurance & Financial Services, Inc.	3,188	101,508

	Shares	Value
Reference Entity — Long
Canada (concluded)
Kinross Gold Corp.	23,005	$78,029
Linamar Corp.	109,563	6,276,140
Magna International, Inc.	9,547	917,284
Methanex Corp.	107,481	4,750,242
New Gold, Inc.	32,277	141,483
Onex Corp.	35,350	1,940,397
Open Text Corp.	57,575	3,265,015
Pan American Silver Corp.	83,961	983,190
Quebecor, Inc., Class B	42,073	1,054,557
Raging River Exploration, Inc.	143,757	834,915
Royal Bank of Canada	77,953	4,400,998
Silver Wheaton Corp.	5,979	137,347
Superior Plus Corp.	12,715	122,077
TELUS Corp.	149,739	5,136,636
Whitecap Resources, Inc.	8,269	80,757
		54,665,299
Denmark
Novo Nordisk A/S, Class B	294,103	13,108,368
Novozymes A/S, Class B	660	30,099
Vestas Wind Systems A/S	61,849	2,403,057
		15,541,524
France
Faurecia	11,708	470,268
Natixis	45,664	290,422
Technicolor SA, Registered Shares	305,119	1,822,693
Technip SA	10,550	616,085
		3,199,468
Germany
Bayerische Motoren Werke AG, Preference Shares	528	44,700
Commerzbank AG	382,185	4,582,130
Continental AG	828	186,835
Duerr AG	16,996	1,546,827
Fresenius SE & Co. KGaA	111,272	6,368,845
K+S AG, Registered Shares	312,391	9,863,183
Kloeckner & Co. SE	20,016	206,233
Krones AG	884	83,691
Nordex SE	5,328	102,832
ProSiebenSat.1 Media AG, Registered Shares	264,036	11,688,267
Salzgitter AG	79,083	2,155,867
Solarworld AG	10	129
Telefonica Deutschland Holding AG	9,572	53,325
ThyssenKrupp AG	72,701	1,888,675
United Internet AG, Registered Shares	2,498	108,214
Volkswagen AG, Preference Shares	2,058	459,115
		39,338,868
Hong Kong
Cheung Kong Holdings Ltd.	149,000	2,843,334
CLP Holdings Ltd.	272,000	2,428,299
Galaxy Entertainment Group Ltd.	175,000	914,056
Hang Lung Properties Ltd.	499,000	1,467,218
HKT Trust and HKT Ltd.	219,000	287,017
Hutchison Whampoa Ltd.	530,000	7,034,944
Kerry Properties Ltd.	352,500	1,245,584
Li & Fung Ltd.	324,000	321,396
MGM China Holdings Ltd.	135,600	328,456
MTR Corp.	32,500	143,976
New World Development Co. Ltd.	871,000	1,038,448
Power Assets Holdings Ltd.	11,500	120,281
Sino Land Co., Ltd.	162,000	270,913
Swire Properties Ltd.	103,200	331,317
Wheelock & Co. Ltd.	200,000	1,131,559
		19,906,798

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2015	33

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund
	Shares	Value
Reference Entity — Long
Iran
Smurfit Kappa Group PLC	229,017	$5,630,451
Ireland
Bank of Ireland	1,099,644	330,959
Glanbia PLC	4,712	76,141
Kerry Group PLC, Class A	2,790	202,203
		609,303
Isle of Man
Playtech PLC	42,959	437,244
Italy
A2A SpA	44,931	42,824
Ansaldo STS SpA	37,793	379,780
Autogrill SpA	39,755	339,618
Moncler SpA	86,853	1,290,146
Telecom Italia SpA, Non-Convertible Savings Shares	186,142	175,786
UnipolSai SpA	21,984	60,939
		2,289,093
Japan
Advance Residence Investment Corp.	16	40,973
Asahi Group Holdings Ltd.	183,200	6,010,205
Casio Computer Co. Ltd.	37,100	580,794
Chubu Electric Power Co., Inc.	4,000	52,816
Citizen Holdings Co. Ltd.	13,900	110,951
COMSYS Holdings Corp.	254,700	3,465,006
CyberAgent, Inc.	30,600	1,347,373
Daifuku Co. Ltd.	11,700	134,035
Disco Corp.	92,900	8,510,891
FANUC Corp.	900	152,440
Frontier Real Estate Investment Corp.	176	802,315
Fujitsu General Ltd.	45,000	441,395
Haseko Corp.	882,200	7,167,918
Hitachi Metals Ltd.	8,000	130,362
Japan Airport Terminal Co., Ltd.	1,100	49,566
Japan Real Estate Investment Corp.	288	1,399,217
Kaken Pharmaceutical Co. Ltd.	3,000	63,836
Keihin Corp.	53,900	859,133
Kissei Pharmaceutical Co. Ltd.	5,400	161,995
Kyushu Electric Power Co., Inc.	22,000	212,303
Makita Corp.	5,000	221,783
Mazda Motor Corp.	64,600	1,326,913
Mitsubishi Chemical Holdings Corp.	195,600	1,013,762
Mitsubishi Corp.	75,600	1,318,857
Mitsubishi Gas Chemical Co., Inc.	175,000	791,236
Mitsubishi Materials Corp.	526,000	1,658,668
Mitsubishi Motors Corp.	378,100	3,196,535
Mitsui & Co. Ltd.	21,400	272,310
Mitsui Mining & Smelting Co. Ltd.	137,000	286,080
Murata Manufacturing Co. Ltd.	49,600	5,354,532
Nagoya Railroad Co. Ltd.	26,000	102,141
NH Foods Ltd.	13,000	321,387
Nifco, Inc.	72,100	2,483,629
Nihon M&A Center, Inc.	30,700	1,065,482
Nippo Corp.	7,000	108,846
Nippon Paper Industries Co., Ltd.	28,800	454,149
Nippon Steel & Sumitomo Metal	1,166,000	2,725,284
Nishimatsu Construction Co., Ltd.	26,000	104,447
Nisshin Steel Holdings Co. Ltd.	15,000	155,270
OSG Corp.	2,400	44,575
Resona Holdings, Inc.	456,800	2,266,281
Senshu Ikeda Holdings, Inc.	146,400	650,081
Start Today Co., Ltd.	30,900	624,589
Sumitomo Metal Mining Co. Ltd.	374,000	5,345,236
Sumitomo Mitsui Trust Holdings, Inc.	1,437,000	5,053,247

	Shares	Value
Reference Entity — Long
Japan (concluded)
Sumitomo Real Estate Sales Co. Ltd.	20,300	$480,157
Tadano Ltd.	38,000	457,361
Taiheiyo Cement Corp.	115,000	337,451
Takashimaya Co. Ltd.	40,000	350,843
Takata Corp.	48,800	569,166
Temp Holdings Co., Ltd.	12,000	405,653
Tokyo Steel Manufacturing Co., Ltd.	47,700	358,440
Yamato Kogyo Co. Ltd.	1,600	41,177
		71,639,092
Netherlands
Arcadis NV	40,136	1,214,728
Norway
Akastor ASA	206,351	507,334
Aker Solutions ASA	242,505	1,183,869
Norsk Hydro ASA	854,483	5,021,574
Statoil ASA	51,437	861,378
Storebrand ASA	384,837	1,163,355
Subsea 7 SA	289,314	2,461,057
TGS Nopec Geophysical Co. ASA	202,148	4,688,930
		15,887,497
Portugal
CTT — Correios de Portugal SA	8,323	87,572
Singapore
CapitaCommercial Trust	209,100	273,586
ComfortDelGro Corp. Ltd.	319,600	677,713
Noble Group Ltd.	5,043,000	3,944,862
Yangzijiang Shipbuilding Holdings Ltd.	4,427,000	4,047,066
		8,943,227
Spain
Abengoa SA, -B Shares	38,574	113,970
Amadeus IT Holding SA, Class A	176,561	7,080,845
Banco Popular Espanol SA	1,567,502	6,625,848
CaixaBank SA	417,994	1,820,674
Distribuidora Internacional de Alimentacion SA	349,085	2,260,021
Ebro Foods SA	22,961	390,695
Endesa SA	174,377	3,480,186
Ferrovial SA	19,028	377,494
Gamesa Corp. Tecnologica SA	65,476	647,344
Iberdrola SA	899,565	6,209,178
International Consolidated Airlines Group SA	5,705	46,738
Mediaset Espana Comunicacion SA	131,389	1,599,549
Sacyr SA	236,021	872,867
Telefonica SA	617,696	9,262,601
Tubacex SA	8,153	23,850
		40,811,860
Sweden
Hennes & Mauritz AB, Class B	4,555	187,723
Switzerland
Flughafen Zuerich AG, Registered Shares	525	357,426
United Kingdom
Anglo American PLC	17,867	298,444
Howden Joinery Group PLC	674,903	4,306,928
Inchcape PLC	67,845	708,702
International Consolidated Airlines Group SA	67,187	547,318
Pace PLC	93,435	468,913
Premier Oil PLC	805,985	1,747,447
Rio Tinto PLC	40,368	1,773,890
Vedanta Resources PLC	99,455	555,755
		10,407,397
Total Reference Entity — Long		315,863,020

See Notes to Financial Statements.

34	BLACKROCK FUNDS	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund
	Shares	Value
Reference Entity — Short
Australia
AGL Energy, Ltd.	(5,107)	$(56,456)
TPG Telecom, Ltd.	(132,191)	(683,701)
		(740,157)
Austria
Verbund AG	(54,968)	(962,085)
Belgium
Anheuser-Busch InBev NV	(27,245)	(3,322,966)
Canada
Agrium, Inc.	(12,873)	(1,373,410)
Alimentation Couche-Tard, Inc.	(2,862)	(112,142)
AltaGas, Ltd.	(7,604)	(256,957)
Bank of Montreal	(4,893)	(280,827)
Canadian Utilities, Ltd.	(1,696)	(56,231)
Cineplex, Inc.	(43,411)	(1,543,829)
George Weston, Ltd.	(53)	(4,201)
Gildan Activewear, Inc.	(824)	(48,103)
Hudson’s Bay Co.	(94,365)	(1,739,221)
Husky Energy, Inc.	(2,455)	(52,840)
Inter Pipeline, Ltd.	(2,282)	(59,335)
Loblaw Cos., Ltd.	(156,332)	(7,766,774)
Manitoba Telecom Services, Inc.	(6,858)	(138,434)
Mullen Group, Ltd.	(429)	(6,884)
Norbord, Inc.	(18,352)	(408,432)
Northland Power, Inc.	(15,091)	(203,082)
Paramount Resources, Ltd.	(109)	(2,446)
Pembina Pipeline Corp.	(3,137)	(97,465)
Saputo, Inc.	(68)	(1,955)
Sierra Wireless, Inc.	(46,826)	(1,693,651)
		(15,846,219)
Denmark
FLSmidth & Co. A/S	(5,231)	(221,796)
William Demant Holding A/S	(10,148)	(770,403)
		(992,199)
Finland
Cargotec OYJ	(4,482)	(143,735)
France
Accor SA	(2,869)	(143,700)
Air Liquide SA	(22,275)	(2,808,174)
Bollore SA	(300)	(1,291)
Cie de Saint-Gobain	(60,719)	(2,586,671)
Kering	(13,722)	(2,768,596)
L’Oreal SA	(11,271)	(2,015,303)
Legrand SA	(5,079)	(273,763)
LVMH Moet Hennessy Louis Vuitton SA	(2,823)	(454,007)
Neopost SA	(4,953)	(257,457)
Rubis SCA	(11,791)	(683,817)
Sodexo	(1,630)	(161,719)
Vinci SA	(1,957)	(103,582)
		(12,258,080)
Germany
Drillisch AG	(95,295)	(3,691,904)
Leoni AG	(13,747)	(857,619)
Rheinmetall AG	(17,270)	(747,333)
		(5,296,856)
Hong Kong
Chow Tai Fook Jewellery Group, Ltd.	(2,606,400)	(3,455,508)
Esprit Holdings Ltd.	(2,078,700)	(2,339,442)
Hong Kong & China Gas Co., Ltd.	(3,356,000)	(7,685,113)
Melco International Development, Ltd.	(266,000)	(529,626)
Sun Hung Kai Properties, Ltd.	(12,000)	(195,268)
Swire Pacific, Ltd.	(190,500)	(2,551,095)
		(16,756,052)

	Shares	Value
Reference Entity — Short
Japan
Aeon Co. Ltd.	(94,100)	$(993,897)
AEON Financial Service Co., Ltd.	(146,200)	(2,627,251)
Asahi Glass Co., Ltd.	(1,185,000)	(6,304,180)
Asics Corp.	(9,900)	(242,940)
Chiyoda Corp.	(12,000)	(92,423)
Coca-Cola East Japan Co. Ltd.	(122,900)	(2,046,281)
Coca-Cola West Co., Ltd.	(22,500)	(321,824)
Cosmos Pharmaceutical Corp.	(19,700)	(3,174,330)
Daihatsu Motor Co. Ltd.	(140,700)	(1,961,988)
Daikin Industries, Ltd.	(16,400)	(1,141,210)
Don Quijote Holdings Co., Ltd.	(16,900)	(1,230,448)
Eisai Co., Ltd.	(153,700)	(7,663,224)
HIS Co. Ltd.	(1,600)	(54,863)
Hitachi Zosen Corp.	(7,200)	(39,450)
Hokuriku Electric Power Co.	(37,700)	(532,782)
House Foods Group, Inc.	(11,000)	(220,070)
Ibiden Co., Ltd.	(14,700)	(220,990)
IHI Corp.	(1,904,000)	(9,919,973)
IT Holdings Corp.	(9,200)	(152,816)
Iwatani Corp.	(439,000)	(2,834,134)
Japan Exchange Group, Inc.	(30,600)	(712,076)
Japan Retail Fund Investment Corp.	(55)	(119,135)
The Japan Steel Works, Ltd.	(98,000)	(392,019)
K’s Holdings Corp.	(30,200)	(886,970)
Kagome Co., Ltd.	(156,000)	(2,470,476)
Kajima Corp.	(57,000)	(225,522)
Kakaku.com, Inc.	(4,700)	(66,487)
Kansai Paint Co., Ltd.	(35,000)	(611,740)
Kao Corp.	(4,100)	(179,777)
Keisei Electric Railway Co., Ltd.	(43,000)	(553,927)
Kirin Holdings Co., Ltd.	(143,100)	(1,926,729)
Komeri Co. Ltd.	(2,100)	(45,041)
Konami Corp.	(18,700)	(348,914)
Kubota Corp.	(5,000)	(74,227)
Kurita Water Industries Ltd.	(27,400)	(583,715)
Kyocera Corp.	(230,000)	(10,123,371)
Kyowa Hakko Kirin Co., Ltd.	(71,000)	(808,513)
Leopalace21 Corp.	(32,300)	(208,991)
McDonald’s Holdings Co. Japan Ltd.	(13,800)	(302,691)
Mitsui Engineering & Shipbuilding Co. Ltd.	(710,000)	(1,154,316)
Mitsui OSK Lines Ltd.	(18,000)	(60,767)
Nabtesco Corp.	(1,700)	(43,888)
NGK Insulators, Ltd.	(334,000)	(6,730,514)
NHK Spring Co., Ltd.	(87,400)	(788,332)
Nikon Corp.	(5,700)	(73,003)
Nippon Electric Glass Co. Ltd.	(808,000)	(4,170,113)
Nippon Paint Co., Ltd.	(159,600)	(4,999,507)
Nippon Shinyaku Co., Ltd.	(28,000)	(924,959)
Nisshin Seifun Group, Inc.	(4,900)	(60,264)
Ono Pharmaceutical Co., Ltd.	(95,700)	(10,071,859)
Onward Holdings Co. Ltd.	(292,000)	(1,883,066)
Osaka Gas Co., Ltd.	(25,000)	(98,541)
Pigeon Corp.	(25,900)	(1,617,153)
Pola Orbis Holdings, Inc.	(7,700)	(327,900)
Rakuten, Inc.	(10,300)	(142,596)
Rengo Co., Ltd.	(440,000)	(1,848,687)
Rinnai Corp.	(6,800)	(455,168)
Ryohin Keikaku Co., Ltd.	(12,700)	(1,406,877)
Santen Pharmaceutical Co., Ltd.	(19,800)	(1,235,610)
Sega Sammy Holdings, Inc.	(20,100)	(261,746)
Shimadzu Corp.	(84,000)	(872,747)
Shimamura Co. Ltd.	(5,200)	(462,545)
Sohgo Security Services Co., Ltd.	(40,700)	(1,041,690)
Sony Corp.	(123,800)	(2,911,909)
Sugi Holdings Co., Ltd.	(2,400)	(112,686)
Sumco Corp.	(144,800)	(2,430,151)

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2015	35

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund
	Shares	Value
Reference Entity — Short
Japan (concluded)
Sumitomo Forestry Co., Ltd.	(108,900)	$(1,012,877)
T&D Holdings, Inc.	(12,500)	(140,770)
Teijin Ltd.	(227,000)	(676,198)
Terumo Corp.	(27,500)	(681,971)
Tokyo Gas Co., Ltd.	(458,000)	(2,732,023)
Toray Industries, Inc.	(59,000)	(502,567)
Toyo Tire & Rubber Co., Ltd.	(303,800)	(6,842,665)
Toyota Tsusho Corp.	(128,700)	(3,047,942)
Tsumura & Co.	(10,100)	(229,835)
Ushio, Inc.	(17,000)	(196,947)
Yamazaki Baking Co., Ltd.	(18,000)	(265,014)
		(124,930,798)
Luxembourg
ArcelorMittal	(28,742)	(274,865)
Millicom International Cellular SA	(828)	(52,802)
		(327,667)
Macau
Wynn Macau, Ltd.	(338,800)	(938,187)
Netherlands
Akzo Nobel NV	(11,487)	(827,537)
ING Groep NV	(18,481)	(232,225)
Randstad Holding NV	(5,798)	(304,766)
SBM Offshore NV	(19,677)	(215,390)
TomTom NV	(130,698)	(858,821)
		(2,438,739)
Norway
Opera Software ASA	(116,062)	(1,537,514)
Portugal
Jeronimo Martins SGPS SA	(401,008)	(4,313,387)
Singapore
Golden Agri-Resources Ltd.	(17,471,100)	(5,419,593)
Suntec Real Estate Investment Trust	(492,000)	(682,566)
		(6,102,159)
Sweden
Assa Abloy AB	(30,605)	(1,671,459)
Hexagon AB, -B Shares	(52,531)	(1,663,289)
ICA Gruppen AB	(63,229)	(2,429,349)
SKF AB, -B Shares	(76,876)	(1,812,112)
Volvo AB, -B Shares	(3,714)	(43,495)
		(7,619,704)
Switzerland
Dufry AG	(24,625)	(3,617,468)
STMicroelectronics NV	(282,839)	(2,348,515)
		(5,965,983)
United Kingdom
Ashmore Group PLC	(54,444)	(229,119)
Associated British Foods PLC	(131,265)	(6,121,834)
AVEVA Group PLC	(45,166)	(893,222)
CNH Industrial NV	(15,632)	(119,003)
Drax Group PLC	(10,076)	(54,672)
easyJet PLC	(178,880)	(4,987,690)
Greene King PLC	(58,324)	(736,906)
Hargreaves Lansdown PLC	(521,433)	(7,904,204)
ICAP PLC	(56,992)	(400,200)
Michael Page International PLC	(441,966)	(3,092,658)
Mitie Group PLC	(233,615)	(948,970)
Ocado Group PLC	(291,238)	(1,794,923)
Pennon Group PLC	(36,120)	(482,822)
Serco Group PLC	(139,879)	(325,299)
Smiths Group PLC	(83,255)	(1,409,010)

	Shares	Value
Reference Entity — Short
United Kingdom (concluded)
Spectris PLC	(53,506)	$(1,681,381)
Sports Direct International PLC	(496,959)	(5,300,024)
Standard Life PLC	(685,828)	(4,143,665)
Taylor Wimpey PLC	(22,630)	(45,974)
Telecity Group PLC	(180,040)	(2,332,468)
Tesco PLC	(1,471,588)	(4,976,414)
Unilever NV	(9,803)	(425,103)
Vodafone Group PLC	(1,938,099)	(6,815,282)
Whitbread PLC	(39,096)	(2,934,578)
		(58,155,421)
Total Reference Entity — Short		(268,647,908)
Net Value of Reference Entity — Deutsche Bank AG		$47,215,112

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of January 31, 2015, expiration dates 3/26/15 — 8/04/16:

Reference Entity — Long
Bermuda
Assured Guaranty Ltd.	101,834	$2,486,786
Netherlands
AVG Technologies NV	19,892	393,464
Core Laboratories NV	5,976	554,274
NXP Semiconductor NV	194,601	15,439,643
		16,387,381
Singapore
Flextronics International Ltd.	309,802	3,444,998
United Kingdom
Markit Ltd.	186,165	4,886,831
Noble Corp. PLC	28,033	454,696
		5,341,527
United States
AbbVie, Inc.	34,718	2,095,231
Activision Blizzard, Inc.	3,214	67,157
Acxiom Corp.	49,513	901,137
Advent Software, Inc.	10,527	440,555
Air Lease Corp.	154,042	5,382,227
Alaska Air Group, Inc.	5,139	348,784
Alcoa, Inc.	693,513	10,853,478
Ally Financial, Inc.	203,797	3,813,042
Amdocs Ltd.	48,364	2,330,178
American Financial Group, Inc.	6,944	403,030
American Water Works Co., Inc.	47,950	2,691,913
AmTrust Financial Services, Inc.	14,655	741,836
Apartment Investment & Management Co., Class A	54,740	2,181,936
ArcBest Corp.	88,321	3,290,840
Aruba Networks, Inc.	60,985	1,011,131
Aspen Technology, Inc.	109,375	3,865,859
Assurant, Inc.	4,720	299,767
Axalta Coating Systems, Ltd.	7,678	197,094
The Babcock & Wilcox Co.	216,195	5,886,990
Berry Plastics Group, Inc.	184,082	6,225,653
Best Buy Co., Inc.	69,445	2,444,464
Blackstone Mortgage Trust, Inc., Class A	66,227	1,933,828
The Boeing Co.	140,329	20,399,627
Boise Cascade Co.	79,149	3,200,786
Booz Allen Hamilton Holding Corp.	95,732	2,786,759
Brinker International, Inc.	106,096	6,199,189
Broadridge Financial Solutions, Inc.	1,243	59,652

See Notes to Financial Statements.

36	BLACKROCK FUNDS	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund
	Shares	Value
Reference Entity — Long
United States (continued)
Cabot Corp.	9,383	$397,933
Cabot Microelectronics Corp.	24,995	1,235,003
Cal-Maine Foods, Inc.	8,301	290,950
Calpine Corp.	492,230	10,277,762
Cameron International Corp.	30,896	1,383,523
Capstead Mortgage Corp.	25,888	311,174
Cardinal Health, Inc.	68,906	5,732,290
Catalent, Inc.	97,460	2,691,845
Caterpillar, Inc.	27,058	2,163,828
CBL & Associates Properties, Inc.	45,022	928,354
CBS Corp., Class B	81,695	4,477,703
Celanese Corp., Series A	15,836	851,343
CenterPoint Energy, Inc.	396,016	9,144,009
Chatham Lodging Trust	9,876	307,440
Cirrus Logic, Inc.	108,203	2,867,379
CIT Group, Inc.	21,224	930,036
Citrix Systems, Inc.	4,217	249,899
Clearwater Paper Corp.	9,105	673,952
Coca-Cola Enterprises, Inc.	521,434	21,952,371
CommScope Holding Co., Inc.	106,824	3,002,289
Compass Minerals International, Inc.	74,207	6,485,692
Computer Sciences Corp.	28,725	1,743,033
Core-Mark Holding Co., Inc.	4,285	285,724
Crane Co.	90,186	5,496,837
Crimson Wine Group Ltd.	1	9
Cytec Industries, Inc.	27,667	1,327,739
DDR Corp.	150,296	2,945,802
Delek U.S. Holdings, Inc.	91,515	2,823,238
Diodes, Inc.	48,138	1,272,287
DIRECTV	40,381	3,443,692
Domino’s Pizza, Inc.	1,495	148,080
Dover Corp.	32,382	2,268,035
The Dow Chemical Co.	10,237	462,303
DST Systems, Inc.	3,882	375,389
DuPont Fabros Technology, Inc.	58,496	2,179,561
Dynegy, Inc.	524,294	14,323,712
Eagle Materials, Inc.	4,067	289,652
Eastman Chemical Co.	13,312	943,688
EnLink Midstream LLC	55,631	1,760,165
FMSA Holdings, Inc.	70,430	365,532
Foot Locker, Inc.	5,573	296,595
GATX Corp.	3,221	184,080
General Dynamics Corp.	832	110,831
Genworth Financial, Inc., Class A	9,237	64,474
Geo Group, Inc.	28,763	1,251,766
Glacier Bancorp, Inc.	26,784	596,480
Great Plains Energy, Inc.	61,471	1,817,697
Green Plains Renewable Energy, Inc.	15,890	371,985
Greenhill & Co., Inc.	53,356	1,967,769
Halyard Health, Inc.	30,821	1,373,692
The Hanover Insurance Group, Inc.	52,552	3,626,088
Hasbro, Inc.	993	54,536
HCA Holdings, Inc.	135,466	9,590,993
HD Supply Holdings, Inc.	16,067	463,212
Health Net, Inc.	52,528	2,845,442
Host Hotels & Resorts, Inc.	689,331	15,778,787
Hubbell, Inc., Class B	13,112	1,390,396
Huntsman Corp.	19,717	432,985
Iconix Brand Group, Inc.	50,530	1,679,617
Ingram Micro, Inc., Class A	121,758	3,065,866
The Interpublic Group of Cos., Inc.	263,507	5,254,330
Invesco Ltd.	1,607	59,025
ITC Holdings Corp.	233,918	9,950,872
ITT Corp.	1,278	45,765
Jack in the Box, Inc.	27,951	2,369,965
Jones Lang LaSalle, Inc.	74,953	11,024,087

	Shares	Value
Reference Entity — Long
United States (continued)
Keysight Technologies, Inc.	120,282	$4,016,216
KLX, Inc.	2,281	89,666
Korn/Ferry International	7,948	226,518
Lancaster Colony Corp.	20,652	1,857,234
Landstar System, Inc.	1,967	126,045
Lannett Co., Inc.	2,901	137,594
Lear Corp.	3,252	326,338
Liberty Interactive Corp., Series A	76,281	2,087,048
Liberty TripAdvisor Holdings, Inc., Series A	82,268	1,969,496
LifeLock, Inc.	25,029	371,681
Lions Gate Entertainment Corp.	78,076	2,243,123
LogMeIn, Inc.	58,811	2,796,463
LyondellBasell Industries NV, Class A	75,620	5,980,786
Mack-Cali Realty Corp.	36,858	719,100
Manpowergroup, Inc.	274,577	20,011,172
Marathon Petroleum Corp.	138,273	12,802,697
Marvell Technology Group Ltd.	366,526	5,677,488
MAXIMUS, Inc.	51,057	2,844,896
MBIA, Inc.	415,887	3,335,414
MedAssets, Inc.	1,950	36,094
Memorial Resource Development Corp.	4,216	80,736
The Michaels Cos., Inc.	54,790	1,413,582
Micron Technology, Inc.	83,938	2,456,446
MRC Global, Inc.	311,521	3,367,542
Nationstar Mortgage Holdings, Inc.	25,815	663,704
New Residential Investment Corp.	3,717	47,392
Newmont Mining Corp.	481,672	12,114,051
NIC, Inc.	106,581	1,750,060
NRG Energy, Inc.	44,599	1,099,811
Nucor Corp.	88,201	3,849,974
ON Semiconductor Corp.	189,986	1,901,760
OSI Systems, Inc.	14,272	998,755
Outerwall, Inc.	7,104	441,016
Outfront Media, Inc.	35,658	1,010,904
Patterson-UTI Energy, Inc.	71,812	1,232,294
Pegasystems, Inc.	68,093	1,332,580
Penske Automotive Group, Inc.	64,196	3,103,877
Phillips 66	37,830	2,660,206
Pilgrim’s Pride Corp.	5,485	148,918
PolyOne Corp.	10,584	376,685
PRA Health Sciences, Inc.	1,713	44,761
Prestige Brands Holdings, Inc.	36,745	1,258,884
Progress Software Corp.	94,945	2,378,372
Reliance Steel & Aluminum Co.	25,423	1,331,402
Rite Aid Corp.	114,561	799,636
Rock-Tenn Co., Class A	85,842	5,571,146
Rovi Corp.	5,033	116,313
RPC, Inc.	120,201	1,498,906
Sanderson Farms, Inc.	69,271	5,538,909
SeaWorld Entertainment, Inc.	255,735	4,477,920
ServiceMaster Global Holdings, Inc.	54,053	1,527,538
Simon Property Group, Inc.	2,192	435,463
Six Flags Entertainment Corp.	75,978	3,264,015
Skyworks Solutions, Inc.	161,000	13,371,050
SPX Corp.	18,579	1,552,647
Stanley Black & Decker, Inc.	9,460	885,929
Steel Dynamics, Inc.	211,826	3,609,515
Stillwater Mining Co.	75,052	1,025,961
Swift Transportation Co.	79,615	1,956,937
Symetra Financial Corp.	1,886	38,305
Telephone & Data Systems, Inc.	40,046	931,069
Tesoro Corp.	30,363	2,481,568
Tessera Technologies, Inc.	48,424	1,795,562
Time Warner, Inc.	15,285	1,191,160
The Timken Co.	14,816	563,156
TimkenSteel Corp.	16,513	445,851

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2015	37

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund
	Shares	Value
Reference Entity — Long
United States (concluded)
TRI Pointe Homes, Inc.	421,575	$6,041,170
Tribune Co., Class A	30,212	1,779,185
Trinity Industries, Inc.	38,480	1,018,566
U.S. Silica Holdings, Inc.	15,127	381,200
Ultra Petroleum Corp.	3,980	50,745
Union Pacific Corp.	53,639	6,287,027
United States Steel Corp.	72,939	1,782,629
Valero Energy Corp.	274,918	14,537,664
Vector Group Ltd.	15,813	353,895
Viacom, Inc., Class B	125,764	8,101,717
Virgin America, Inc.	3,164	106,121
Voya Financial, Inc.	44,218	1,724,944
WABCO Holdings, Inc.	14,536	1,383,391
Waddell & Reed Financial, Inc., Class A	101,372	4,532,342
Washington Federal, Inc.	34,975	694,603
Weingarten Realty Investors	8,630	323,452
WESCO International, Inc.	139,586	9,318,761
Western Refining, Inc.	30,494	1,132,242
Whiting Petroleum Corp.	145,376	4,364,187
WPX Energy, Inc.	237,772	2,534,650
Xilinx, Inc.	17,877	689,605
Zayo Group Holdings, Inc.	9,253	256,771
Zebra Technologies Corp., Class A	1,683	140,463
		517,861,398
Total Reference Entity — Long		545,522,090

Reference Entity — Short
Australia
InterOil Corp.	(106,526)	(4,006,443)
Canada
Lululemon Athletica, Inc.	(165,034)	(10,931,852)
Ireland
Accenture PLC, Class A Class A	(115,097)	(9,671,601)
FleetMatics Group PLC	(8,370)	(296,382)
		(9,967,983)
Israel
Check Point Software Technologies, Ltd.	(29,348)	(2,264,785)
Netherlands
InterXion Holding NV	(3,929)	(107,223)
United States
ABIOMED, Inc.	(89,424)	(4,626,798)
Acadia Healthcare Co., Inc.	(83,909)	(4,845,745)
Actuant Corp.	(13,397)	(309,605)
Akorn, Inc.	(56,719)	(2,415,095)
Allegheny Technologies, Inc.	(259,789)	(7,411,780)
Allegiant Travel Co.	(12,008)	(2,176,690)
Alliance Data Systems Corp.	(5,696)	(1,645,176)
Amazon.com, Inc.	(40,924)	(14,508,786)
Amedisys, Inc.	(3,863)	(108,859)
Ameren Corp.	(91,998)	(4,165,669)
American Airlines Group, Inc.	(10,594)	(519,954)
American Eagle Outfitters, Inc.	(333,854)	(4,687,310)
Amsurg Corp.	(5,578)	(307,794)
Antero Resources Corp.	(2,485)	(86,105)
AptarGroup, Inc.	(5,208)	(328,677)
Arthur J Gallagher & Co.	(24,376)	(1,083,026)
athenahealth, Inc.	(79,894)	(11,161,991)
Avery Dennison Corp.	(139,063)	(7,268,823)
Axiall Corp.	(120,037)	(5,311,637)
Balchem Corp.	(26,007)	(1,377,591)
Bank of Hawaii Corp.	(7,941)	(448,349)

	Shares	Value
Reference Entity — Short
United States (continued)
Bio-Techne Corp.	(2,836)	$(263,805)
The Boston Beer Co., Inc.	(183)	(57,557)
Boyd Gaming Corp.	(199,693)	(2,607,991)
Brady Corp., Class A Class A	(1,875)	(49,069)
Bristow Group, Inc.	(12,577)	(700,665)
Cabela’s, Inc.	(38,199)	(2,099,035)
Cablevision Systems Corp.	(180,656)	(3,418,012)
CACI International, Inc., Class A Class A	(1,582)	(133,821)
Caesars Entertainment Corp.	(100,670)	(1,096,296)
Campbell Soup Co.	(290,182)	(13,272,925)
CarMax, Inc.	(200,904)	(12,476,138)
Carnival Corp.	(113,246)	(4,978,294)
Casey’s General Stores, Inc.	(7,741)	(706,753)
Cerner Corp.	(55,353)	(3,672,672)
CLARCOR, Inc.	(58,539)	(3,660,444)
Clean Harbors, Inc.	(33,868)	(1,602,634)
Coach, Inc.	(251,228)	(9,343,169)
Cobalt International Energy, Inc.	(103,236)	(941,512)
The Coca-Cola Co.	(204,712)	(8,427,993)
Colfax Corp.	(10,073)	(456,408)
CommVault Systems, Inc.	(9,155)	(398,975)
comScore, Inc.	(63,434)	(2,636,317)
ConAgra Foods, Inc.	(200,205)	(7,093,263)
CONSOL Energy, Inc.	(28,273)	(818,503)
Constellation Brands, Inc.	(15,678)	(1,731,635)
Cornerstone OnDemand, Inc.	(3,154)	(103,924)
CoStar Group, Inc.	(18,459)	(3,405,870)
Coty, Inc., Class A	(354,316)	(6,739,090)
Cray, Inc.	(113,766)	(3,696,257)
Cree, Inc.	(14,613)	(516,716)
Crocs, Inc.	(213,134)	(2,259,220)
CVB Financial Corp.	(4,373)	(63,890)
Darden Restaurants, Inc.	(45,536)	(2,795,000)
Darling International, Inc.	(75,394)	(1,280,190)
Dealertrack Technologies, Inc.	(60,704)	(2,440,301)
Dean Foods Co.	(537,590)	(9,741,131)
Deere & Co.	(18,282)	(1,557,444)
Demandware, Inc.	(31,959)	(1,711,724)
Diebold, Inc.	(151,906)	(4,739,467)
Dillard’s, Inc., Class A Class A	(7,602)	(863,587)
Donaldson Co., Inc.	(22,859)	(835,725)
Eclipse Resources Corp.	(58,992)	(365,750)
Education Realty Trust, Inc.	(1)	(46)
Ellie Mae, Inc.	(2,242)	(99,186)
Enbridge Energy Management LLC	(23,592)	(884,452)
Energizer Holdings, Inc.	(965)	(123,530)
Essex Property Trust, Inc.	(11,394)	(2,575,614)
The EW Scripps Co.	(76,881)	(1,516,862)
ExamWorks Group, Inc.	(1,250)	(46,200)
Exxon Mobil Corp.	(15,334)	(1,340,498)
FireEye, Inc.	(12,474)	(421,746)
First Cash Financial Services, Inc.	(12,496)	(621,301)
First Niagara Financial Group, Inc.	(44,900)	(364,588)
FirstEnergy Corp.	(35,108)	(1,415,906)
FirstMerit Corp.	(14,177)	(232,290)
Five Below, Inc.	(135,172)	(4,503,931)
Flotek Industries, Inc.	(72,234)	(1,168,024)
Franklin Electric Co., Inc.	(28,742)	(983,264)
Generac Holdings, Inc.	(99,933)	(4,371,069)
Graham Holdings Co., Class B	(1,441)	(1,347,796)
Granite Construction, Inc.	(62,786)	(2,139,747)
Group 1 Automotive, Inc.	(26,057)	(2,094,722)
Groupon, Inc.	(290,745)	(2,081,734)
Guidewire Software, Inc.	(14,342)	(718,534)
Gulfport Energy Corp.	(20,175)	(776,536)
The Hain Celestial Group, Inc.	(7,912)	(417,516)

See Notes to Financial Statements.

38	BLACKROCK FUNDS	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund
	Shares	Value
Reference Entity — Short
United States (continued)
Healthcare Services Group, Inc.	(137,935)	$(4,346,332)
Heartland Express, Inc.	(5,473)	(140,601)
HeartWare International, Inc.	(27,204)	(2,272,350)
HEICO Corp.	(2,134)	(129,491)
Hillenbrand, Inc.	(2,174)	(68,285)
HMS Holdings Corp.	(5,507)	(108,956)
Hospira, Inc.	(102,059)	(6,473,602)
Hudson City Bancorp, Inc.	(352,440)	(3,161,387)
iGATE Corp.	(1,102)	(39,011)
Impax Laboratories, Inc.	(9,981)	(366,003)
Imperva, Inc.	(1,933)	(80,722)
Infinera Corp.	(23,090)	(372,211)
Integra LifeSciences Holdings Corp.	(51,406)	(2,864,342)
Intrepid Potash, Inc.	(83,430)	(1,110,453)
IPG Photonics Corp.	(2,155)	(160,849)
j2 Global, Inc.	(32,362)	(1,858,873)
Jabil Circuit, Inc.	(10,632)	(219,126)
Janus Capital Group, Inc.	(302,787)	(5,310,884)
Kate Spade & Co.	(345,793)	(10,902,853)
KB Home	(195,771)	(2,439,307)
Kinder Morgan, Inc.	(180,922)	(7,426,848)
Life Time Fitness, Inc.	(36,220)	(1,980,147)
LinkedIn Corp.	(3,511)	(789,062)
Lithia Motors, Inc., Class A Class A	(574)	(48,618)
Loews Corp.	(49,879)	(1,908,371)
Louisiana-Pacific Corp.	(828,761)	(13,566,818)
Lumber Liquidators Holdings, Inc.	(14,954)	(944,345)
MarketAxess Holdings, Inc.	(3,170)	(240,825)
Marketo, Inc.	(54,292)	(1,869,274)
Martin Marietta Materials, Inc.	(69,292)	(7,465,520)
McDermott International, Inc.	(1,285,579)	(2,892,553)
McDonald’s Corp.	(73,607)	(6,804,231)
Medidata Solutions, Inc.	(78,427)	(3,371,577)
Mercury General Corp.	(19,693)	(1,125,455)
Mettler-Toledo International, Inc.	(4,851)	(1,474,461)
Monro Muffler Brake, Inc.	(84,832)	(4,847,300)
MSC Industrial Direct Co., Inc.	(23,671)	(1,776,982)
Navistar International Corp.	(97,864)	(2,879,159)
Neogen Corp.	(38,094)	(1,756,133)
Netflix, Inc.	(1,142)	(504,536)
NetSuite, Inc.	(35,117)	(3,456,566)
New York REIT, Inc.	(46,433)	(484,296)
The New York Times Co.	(102,923)	(1,295,801)
Nexstar Broadcasting Group, Inc.	(67,028)	(3,344,362)
Nimble Storage, Inc.	(2,269)	(50,894)
Ocwen Financial Corp.	(119,658)	(732,307)
Olin Corp.	(279,357)	(7,003,480)
Oracle Corp.	(339,409)	(14,217,843)
Palo Alto Networks, Inc.	(5,804)	(733,568)
Pandora Media, Inc.	(33,568)	(557,229)
Peabody Energy Corp.	(754,338)	(4,699,526)
Pinnacle Entertainment, Inc.	(247,483)	(5,234,265)
Plum Creek Timber Co., Inc.	(16,374)	(728,971)
Polaris Industries, Inc.	(4,624)	(668,584)
Post Holdings, Inc.	(73,623)	(3,478,687)
Precision Castparts Corp.	(29,142)	(5,831,314)
PriceSmart, Inc.	(8,267)	(676,075)
Proofpoint, Inc.	(54,246)	(2,712,300)
PVH Corp.	(11,432)	(1,260,492)
Ralph Lauren Corp.	(17,905)	(2,988,165)
RealPage, Inc.	(78,660)	(1,416,667)
Redwood Trust, Inc.	(214,637)	(4,277,715)
ResMed, Inc.	(15,316)	(956,791)
Restoration Hardware Holdings, Inc.	(16,786)	(1,469,279)

	Shares	Value
Reference Entity — Short
United States (concluded)
RLI Corp.	(2,877)	$(134,960)
Royal Caribbean Cruises, Ltd.	(16,884)	(1,275,586)
SCANA Corp.	(5,827)	(371,588)
Schweitzer-Mauduit International, Inc.	(27,565)	(1,071,176)
Scientific Games Corp.	(13,267)	(156,683)
Select Medical Holdings Corp.	(5,266)	(71,196)
Sensient Technologies Corp.	(14,989)	(914,329)
ServiceNow, Inc.	(94,632)	(6,898,673)
Snyder’s-Lance, Inc.	(38,947)	(1,132,968)
Sotheby’s	(61,069)	(2,598,486)
The Southern Co.	(57,078)	(2,894,996)
The Spectranetics Corp.	(112,370)	(3,675,623)
Splunk, Inc.	(31,601)	(1,632,192)
Staples, Inc.	(413,323)	(7,047,157)
Starbucks Corp.	(126,003)	(11,029,043)
Stericycle, Inc.	(19,594)	(2,572,496)
Stifel Financial Corp.	(4,023)	(189,684)
SunEdison, Inc.	(214,439)	(4,016,442)
SYNNEX Corp.	(19,449)	(1,442,921)
Sysco Corp.	(175,993)	(6,893,646)
TAL International Group, Inc.	(75,559)	(3,071,473)
TECO Energy, Inc.	(20,015)	(426,920)
Tempur Sealy International, Inc.	(147,094)	(8,094,583)
Teradata Corp.	(2,772)	(123,520)
Tidewater, Inc.	(153,066)	(4,478,711)
Tiffany & Co.	(9,111)	(789,377)
Total System Services, Inc.	(26,043)	(921,141)
Tronox, Ltd., Class A Class A	(55,617)	(1,175,743)
Twitter, Inc.	(46,989)	(1,763,497)
Tyler Technologies, Inc.	(8,777)	(931,064)
UIL Holdings Corp.	(981)	(45,126)
Under Armour, Inc., Class A	(174,715)	(12,593,457)
United Bankshares, Inc.	(11,432)	(386,516)
United Natural Foods, Inc.	(3,512)	(271,407)
UnitedHealth Group, Inc.	(52,726)	(5,602,138)
Urban Edge Properties	(29,743)	(706,087)
US Ecology, Inc.	(20,979)	(869,789)
USG Corp.	(292,277)	(8,899,835)
UTi Worldwide, Inc.	(7,330)	(87,007)
Valley National Bancorp	(91,117)	(827,342)
Varian Medical Systems, Inc.	(8,940)	(827,486)
Veeco Instruments, Inc.	(98,767)	(2,881,033)
Verisk Analytics, Inc., Class A	(68,297)	(4,394,912)
ViaSat, Inc.	(41,734)	(2,346,286)
Vornado Realty Trust	(41,623)	(4,596,844)
WageWorks, Inc.	(6,314)	(347,523)
Wal-Mart Stores, Inc.	(120,315)	(10,224,369)
WellCare Health Plans, Inc.	(5,209)	(379,476)
The Western Union Co.	(10,532)	(179,044)
WEX, Inc.	(48,698)	(4,482,651)
WisdomTree Investments, Inc.	(47,435)	(826,318)
Wolverine World Wide, Inc.	(237,564)	(6,687,427)
Workday, Inc., Class A	(1,215)	(96,544)
WR Grace & Co.	(7,762)	(672,810)
Wright Medical Group, Inc.	(1,618)	(39,495)
XPO Logistics, Inc.	(127,502)	(4,690,799)
Yelp, Inc.	(6,717)	(352,441)
Zillow, Inc., Class A	(46,033)	(4,461,518)
Zynga, Inc., Class A	(520,483)	(1,332,437)
		(563,076,745)
Total Reference Entity — Short		(590,355,031)
Net Value of Reference Entity — Goldman Sachs & Co.		$(44,832,941)

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2015	39

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with UBS AG as of January 31, 2015, expiration date 2/12/15:

	Shares	Value
Reference Entity — Long
Australia
Aristocrat Leisure Ltd.	103,067	$558,351
Arrium Ltd.	2,676,148	422,334
AusNet Services	415,522	451,025
Boral Ltd.	72,402	313,365
Caltex Australia Ltd.	28,259	731,350
CSR Ltd.	217,619	672,216
Dexus Property Group	152,718	912,043
Downer EDI Ltd.	136,182	442,172
Fairfax Media, Ltd.	3,427,254	2,384,087
iiNET, Ltd.	86,188	500,214
JB Hi-Fi Ltd.	341,439	4,425,936
Newcrest Mining Ltd.	98,140	1,059,663
Qantas Airways Ltd.	131,025	264,025
Rio Tinto Ltd.	187,493	8,360,703
Seven West Media Ltd.	74,723	75,739
Transpacific Industries Group, Ltd.	1,989,866	1,278,016
Woodside Petroleum Ltd.	2,825	75,391
		22,926,630
Austria
Andritz AG	9,907	536,280
Voestalpine AG	210,346	7,490,951
		8,027,231
Belgium
bpost SA	14,421	379,473
Canada
Agnico Eagle Mines Ltd.	113,762	3,835,338
Aimia, Inc.	229,013	2,456,478
Air Canada	78,795	728,607
Boardwalk Real Estate Investment Trust	18,158	876,391
Canadian National Railway Co.	5,210	343,261
Canadian Real Estate Investment Trust	40,290	1,528,908
Canfor Corp.	26,217	655,064
Capital Power Corp.	2,390	47,567
CCL Industries, Inc., Class B	30,817	3,185,499
Centerra Gold, Inc.	16,970	101,764
Cogeco Cable, Inc.	14,744	847,023
Detour Gold Corp.	54,959	562,263
Dominion Diamond Corp.	23,552	391,267
Domtar Corp.	63,732	2,441,547
Eldorado Gold Corp.	87,626	420,649
Emera, Inc.	183,777	6,013,573
Encana Corp.	6,123	74,881
Finning International, Inc.	23,518	387,741
Franco-Nevada Corp.	9,303	536,861
Goldcorp, Inc.	77,968	1,883,086
IAMGOLD Corp.	40,933	109,524
Kinross Gold Corp.	247,074	838,033
Linamar Corp.	86,140	4,934,391
Magna International, Inc.	20,047	1,926,134
Methanex Corp.	82,924	3,664,918
Onex Corp.	37,035	2,032,888
Open Text Corp.	124,862	7,080,787
Pan American Silver Corp.	10,385	121,609
Quebecor, Inc., Class B	1,765	44,240
Raging River Exploration, Inc.	186,065	1,080,633
Royal Bank of Canada	213,057	12,028,574
Silver Wheaton Corp.	22,184	509,602
Superior Plus Corp.	140,075	1,344,861
TELUS Corp.	373,220	12,802,912

	Shares	Value
Reference Entity — Long
Canada (concluded)
Vermilion Energy, Inc.	1,126	$49,596
Yamana Gold, Inc.	111,037	459,632
		76,346,102
Denmark
Novo Nordisk A/S, Class B	150,785	6,720,589
Novozymes A/S, Class B	31,859	1,452,912
		8,173,501
France
EDF	121,228	3,286,365
Faurecia	22,100	887,677
Natixis	187,912	1,195,116
Societe Generale SA	424	17,026
Technicolor SA, Registered Shares	233,899	1,397,245
		6,783,429
Germany
Aareal Bank AG	1,137	43,054
Commerzbank AG	370,550	4,442,635
Continental AG	6,928	1,563,281
Duerr AG	55,516	5,052,581
Fresenius SE & Co. KGaA	77,586	4,440,768
Hochtief AG	7,940	552,191
K+S AG, Registered Shares	417,282	13,174,928
Kloeckner & Co. SE	56,163	578,671
Krones AG	1,089	103,099
LEG Immobilien AG	2,958	226,497
Nordex SE	28,952	558,780
ProSiebenSat.1 Media AG, Registered Shares	138,943	6,150,687
Salzgitter AG	46,470	1,266,810
ThyssenKrupp AG	47,358	1,230,298
United Internet AG, Registered Shares	25,385	1,099,683
Volkswagen AG, Preference Shares	3,316	739,759
		41,223,722
Hong Kong
Cheung Kong Holdings Ltd.	189,000	3,606,645
CLP Holdings Ltd.	384,000	3,428,187
Galaxy Entertainment Group Ltd.	315,000	1,645,302
Hutchison Whampoa Ltd.	234,000	3,105,994
Kerry Properties Ltd.	501,500	1,772,086
Li & Fung Ltd.	932,000	924,510
MGM China Holdings Ltd.	124,000	300,358
New World Development Co. Ltd.	1,323,000	1,577,344
Power Assets Holdings Ltd.	43,500	454,975
Shun Tak Holdings, Ltd.	92,000	42,043
Sino Land Co., Ltd.	114,000	190,642
Swire Properties Ltd.	62,400	200,331
Wheelock & Co. Ltd.	75,000	424,335
		17,672,752
Iran
Smurfit Kappa Group PLC	203,679	5,007,509
Ireland
Bank of Ireland	1,565,459	471,154
Kerry Group PLC, Class A	1,432	103,783
		574,937
Isle of Man
Playtech PLC	63,305	644,330
Italy
A2A SpA	255,359	243,382
Ansaldo STS SpA	26,559	266,890
Autogrill SpA	47,775	408,131

See Notes to Financial Statements.

40	BLACKROCK FUNDS	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund
	Shares	Value
Reference Entity — Long
Italy (concluded)
Moncler SpA	162,482	$2,413,566
Telecom Italia SpA, Non-Convertible Savings Shares	1,069,436	1,009,940
		4,341,909
Japan
Asahi Group Holdings Ltd.	146,100	4,793,072
Casio Computer Co. Ltd.	116,300	1,820,655
Chubu Electric Power Co., Inc.	5,200	68,661
Citizen Holdings Co. Ltd.	5,700	45,498
COMSYS Holdings Corp.	363,800	4,949,231
CyberAgent, Inc.	76,900	3,386,046
Disco Corp.	82,100	7,521,466
Frontier Real Estate Investment Corp.	172	784,081
Fuji Electric Co. Ltd.	14,000	60,564
Fujitsu General Ltd.	200,000	1,961,757
Haseko Corp.	807,800	6,563,414
Hitachi Metals Ltd.	16,000	260,724
Hoya Corp.	59,500	2,305,778
Japan Airport Terminal Co., Ltd.	1,300	58,578
Japan Real Estate Investment Corp.	276	1,340,917
Kaken Pharmaceutical Co. Ltd.	17,000	361,737
Kanamoto Co. Ltd.	1,800	47,288
Keihin Corp.	87,500	1,394,696
Keyence Corp.	32,200	15,051,463
Kissei Pharmaceutical Co. Ltd.	8,800	263,992
Kyowa Exeo Corp.	58,600	618,444
Kyushu Electric Power Co., Inc.	112,300	1,083,713
Makita Corp.	7,900	350,417
Mazda Motor Corp.	22,600	464,214
Mitsubishi Chemical Holdings Corp.	12,700	65,822
Mitsubishi Corp.	42,500	741,421
Mitsubishi Gas Chemical Co., Inc.	153,000	691,767
Mitsubishi Materials Corp.	345,000	1,087,910
Mitsubishi Motors Corp.	694,900	5,874,827
Mitsui & Co. Ltd.	158,300	2,014,328
Mitsui Mining & Smelting Co. Ltd.	94,000	196,288
Murata Manufacturing Co. Ltd.	101,300	10,935,767
Nagoya Railroad Co. Ltd.	15,000	58,928
NH Foods Ltd.	101,000	2,496,933
Nifco, Inc.	35,700	1,229,758
Nihon M&A Center, Inc.	39,700	1,377,838
Nippo Corp.	32,000	497,583
Nippon Paper Industries Co., Ltd.	63,400	999,759
Nippon Steel & Sumitomo Metal	830,000	1,939,953
Nishimatsu Construction Co., Ltd.	11,000	44,189
Nisshin Steel Holdings Co. Ltd.	14,800	153,200
NSK Ltd.	95,000	1,113,266
Resona Holdings, Inc.	917,100	4,549,925
Senshu Ikeda Holdings, Inc.	77,300	343,246
Shikoku Electric Power Co., Inc.	7,600	95,570
Shinsei Bank Ltd.	369,000	668,821
Start Today Co., Ltd.	52,800	1,067,259
Sumitomo Dainippon Pharma Co. Ltd.	177,700	1,868,008
Sumitomo Metal Mining Co. Ltd.	349,000	4,987,934
Sumitomo Mitsui Trust Holdings, Inc.	3,804,000	13,376,863
Sumitomo Real Estate Sales Co. Ltd.	15,400	364,257
Taiheiyo Cement Corp.	231,000	677,836
Takashimaya Co. Ltd.	52,000	456,097
Takata Corp.	68,700	801,265
Temp Holdings Co., Ltd.	19,200	649,045
Tokyo Steel Manufacturing Co., Ltd.	33,400	250,983
TS Tech Co., Ltd.	29,300	738,213
Zenkoku Hosho Co., Ltd.	86,300	2,750,181
		120,721,446

	Shares	Value
Reference Entity — Long
Netherlands
Arcadis NV	56,790	$1,718,766
Norway
Akastor ASA	202,663	498,267
Aker Solutions ASA	233,605	1,140,421
Norsk Hydro ASA	428,024	2,515,385
Seadrill Ltd.	76,575	818,356
Statoil ASA	374,648	6,273,960
Storebrand ASA	832,745	2,517,373
Subsea 7 SA	533,048	4,534,386
TGS Nopec Geophysical Co. ASA	901	20,899
		18,319,047
Portugal
CTT — Correios de Portugal SA	14,759	155,290
Singapore
CapitaCommercial Trust	1,372,300	1,795,514
ComfortDelGro Corp. Ltd.	630,700	1,337,402
Jardine Cycle & Carriage Ltd.	1,200	37,455
Noble Group Ltd.	6,982,000	5,461,634
Yangzijiang Shipbuilding Holdings Ltd.	2,321,000	2,121,807
		10,753,812
Spain
Abengoa SA, B Shares	136,137	402,226
Amadeus IT Holding SA, Class A	283,042	11,351,185
Banco Popular Espanol SA	966,267	4,084,412
Bankinter SA	6,482	45,034
CaixaBank SA	364,869	1,589,276
Ebro Foods SA	28,026	476,879
Ferrovial SA	54,648	1,084,155
Gamesa Corp. Tecnologica SA	45,689	451,715
Iberdrola SA	2,041,708	14,092,733
Mediaset Espana Comunicacion SA	55,515	675,848
Sacyr SA	126,812	468,984
Telefonica SA	1,562,488	23,430,139
		58,152,586
Sweden
Intrum Justitia AB	95,101	2,530,791
Switzerland
Glencore PLC	1,521,563	5,673,271
Kuehne & Nagel International AG, Registered Shares	309	42,605
		5,715,876
United Kingdom
Anglo American PLC	283,363	4,733,187
Domino’s Pizza Group PLC	19,037	193,260
Howden Joinery Group PLC	708,735	4,522,828
Inchcape PLC	44,567	465,543
International Consolidated Airlines Group SA	94,146	766,931
Pace PLC	54,771	274,874
Premier Oil PLC	506,988	1,099,195
Rio Tinto PLC	165,076	7,253,931
Thomas Cook Group PLC	217,515	417,640
Vedanta Resources PLC	43,247	241,664
		19,969,053
United States
Tahoe Resources, Inc.	2,996	40,884
Total Reference Entity — Long		430,179,076

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2015	41

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund
	Shares	Value
Reference Entity — Short
Australia
ALS Ltd.	(1,173,368)	$(4,430,537)
Ansell, Ltd.	(150,758)	(2,646,210)
APA Group	(475,099)	(2,994,911)
Bendigo and Adelaide Bank, Ltd.	(860,928)	(8,915,801)
Coca-Cola Amatil Ltd.	(1,450,965)	(10,890,739)
Cochlear, Ltd.	(999)	(64,209)
G8 Education, Ltd.	(796,790)	(2,585,737)
Harvey Norman Holdings Ltd.	(1,493,256)	(4,560,822)
Healthscope, Ltd.	(61,525)	(128,689)
Iluka Resources, Ltd.	(215,041)	(1,167,812)
Incitec Pivot, Ltd.	(3,031,212)	(8,454,424)
Metcash Ltd.	(3,444,319)	(3,888,230)
Oil Search, Ltd.	(288,421)	(1,735,650)
Tatts Group, Ltd.	(2,150,284)	(6,435,175)
TPG Telecom, Ltd.	(391,263)	(2,023,638)
		(60,922,584)
Austria
Verbund AG	(17,479)	(305,929)
Belgium
Anheuser-Busch InBev NV	(186,657)	(22,765,821)
Canada
Agrium, Inc.	(46,395)	(4,949,847)
Alimentation Couche-Tard, Inc.	(132,988)	(5,210,886)
AltaGas, Ltd.	(55,544)	(1,876,965)
Bank of Montreal	(47,648)	(2,734,688)
Canadian Utilities, Ltd.	(72,988)	(2,419,914)
Cineplex, Inc.	(1,700)	(60,457)
Concordia Healthcare Corp.	(991)	(42,839)
George Weston, Ltd.	(28,020)	(2,220,960)
Gildan Activewear, Inc.	(73,288)	(4,278,354)
Husky Energy, Inc.	(7,666)	(165,000)
Inter Pipeline, Ltd.	(9,133)	(237,471)
Manitoba Telecom Services, Inc.	(204,962)	(4,137,306)
Mullen Group, Ltd.	(218,346)	(3,503,640)
Norbord, Inc.	(112,347)	(2,500,333)
Northland Power, Inc.	(52,065)	(700,646)
Paramount Resources, Ltd.	(71,762)	(1,610,085)
Pembina Pipeline Corp.	(33,306)	(1,034,800)
Saputo, Inc.	(63,757)	(1,833,384)
		(39,517,575)
Finland
Nokia OYJ	(37,753)	(290,341)
Outokumpu OYJ	(22,745)	(123,420)
		(413,761)
France
Air Liquide SA	(10,607)	(1,337,208)
Bollore SA	(100)	(430)
Cie de Saint-Gobain	(7,709)	(328,409)
Dassault Systemes	(1,424)	(87,997)
Kering	(37,320)	(7,529,805)
Orpea	(720)	(46,937)
Peugeot SA	(3,354)	(8,554)
Remy Cointreau SA	(36,894)	(2,730,643)
Rubis SCA	(14,759)	(855,946)
Total SA	(1,868)	(96,043)
		(13,021,972)
Germany
Leoni AG	(21,980)	(1,371,242)
Rheinmetall AG	(17,561)	(759,926)
		(2,131,168)

	Shares	Value
Reference Entity — Short
Hong Kong
Chow Tai Fook Jewellery Group, Ltd.	(22,600)	$(29,963)
Esprit Holdings Ltd.	(27,500)	(30,949)
Hong Kong & China Gas Co., Ltd.	(187,000)	(428,223)
Melco International Development, Ltd.	(1,252,000)	(2,492,825)
Sun Hung Kai Properties, Ltd.	(35,000)	(569,531)
Swire Pacific, Ltd.	(4,000)	(53,566)
WH Group, Ltd.	(379,500)	(215,394)
		(3,820,451)
Italy
Saipem SpA	(17,471)	(158,530)
Yoox SpA	(81,184)	(1,756,610)
		(1,915,140)
Japan
Acom Co., Ltd.	(552,200)	(1,502,222)
Aeon Co. Ltd.	(22,000)	(232,367)
AEON Financial Service Co., Ltd.	(45,300)	(814,052)
Asahi Glass Co., Ltd.	(328,000)	(1,744,955)
Asics Corp.	(2,600)	(63,802)
Coca-Cola East Japan Co. Ltd.	(33,900)	(564,434)
Coca-Cola West Co., Ltd.	(20,400)	(291,787)
Cosmos Pharmaceutical Corp.	(3,000)	(483,401)
Daihatsu Motor Co. Ltd.	(37,400)	(521,523)
Daikin Industries, Ltd.	(5,100)	(354,888)
Dena Co., Ltd.	(205,600)	(2,703,582)
Don Quijote Holdings Co., Ltd.	(1,500)	(109,211)
Eisai Co., Ltd.	(351,000)	(17,500,270)
Hokuriku Electric Power Co.	(45,500)	(643,012)
House Foods Group, Inc.	(8,100)	(162,052)
Ibiden Co., Ltd.	(30,400)	(457,014)
IHI Corp.	(739,000)	(3,850,241)
IT Holdings Corp.	(12,800)	(212,613)
Iwatani Corp.	(28,000)	(180,765)
Japan Exchange Group, Inc.	(32,200)	(749,309)
Japan Retail Fund Investment Corp.	(600)	(1,299,658)
The Japan Steel Works, Ltd.	(78,000)	(312,015)
Kagome Co., Ltd.	(39,700)	(628,705)
Kajima Corp.	(79,000)	(312,565)
Kansai Paint Co., Ltd.	(21,000)	(367,044)
Kao Corp.	(14,200)	(622,642)
Keisei Electric Railway Co., Ltd.	(25,000)	(322,051)
Kenedix Office Investment Corp.	(154)	(914,528)
Kirin Holdings Co., Ltd.	(102,900)	(1,385,467)
Konami Corp.	(2,700)	(50,378)
Kubota Corp.	(6,000)	(89,072)
Kurita Water Industries Ltd.	(11,200)	(238,599)
Kyocera Corp.	(127,400)	(5,607,467)
Kyowa Hakko Kirin Co., Ltd.	(15,000)	(170,813)
McDonald’s Holdings Co. Japan Ltd.	(92,200)	(2,022,326)
Mitsui Engineering & Shipbuilding Co. Ltd.	(618,000)	(1,004,743)
Nabtesco Corp.	(1,800)	(46,470)
NGK Insulators, Ltd.	(121,000)	(2,438,300)
NHK Spring Co., Ltd.	(31,800)	(286,830)
Nikon Corp.	(5,500)	(69,786)
Nippon Electric Glass Co. Ltd.	(181,000)	(934,147)
Nippon Paint Co., Ltd.	(110,300)	(3,455,173)
Nippon Shinyaku Co., Ltd.	(5,000)	(165,171)
The Nishi-Nippon City Bank, Ltd.	(69,000)	(224,068)
Nomura Real Estate Office Fund, Inc.	(315)	(1,609,680)
Ono Pharmaceutical Co., Ltd.	(11,700)	(1,231,356)
Onward Holdings Co. Ltd.	(62,000)	(399,829)
Orix JREIT, Inc.	(447)	(669,830)
Osaka Gas Co., Ltd.	(67,000)	(264,090)
Pigeon Corp.	(3,300)	(206,047)
Pola Orbis Holdings, Inc.	(8,700)	(370,484)

See Notes to Financial Statements.

42	BLACKROCK FUNDS	JANUARY 31, 2015

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund
	Shares	Value
Reference Entity — Short
Japan (concluded)
Rakuten, Inc.	(8,000)	$(110,754)
Rengo Co., Ltd.	(70,000)	(294,109)
Sankyo Co., Ltd.	(3,100)	(111,414)
Santen Pharmaceutical Co., Ltd.	(7,000)	(436,832)
Sega Sammy Holdings, Inc.	(9,400)	(122,409)
Sekisui House, Ltd.	(6,100)	(78,882)
Shimadzu Corp.	(111,000)	(1,153,272)
Shimamura Co. Ltd.	(1,700)	(151,217)
Shimizu Corp.	(84,000)	(579,570)
Showa Shell Sekiyu KK	(13,700)	(133,706)
Sohgo Security Services Co., Ltd.	(10,700)	(273,860)
Sony Corp.	(172,400)	(4,055,034)
Sumco Corp.	(249,400)	(4,185,634)
Sumitomo Forestry Co., Ltd.	(14,700)	(136,724)
Taiyo Nippon Sanso Corp.	(5,000)	(59,904)
Teijin Ltd.	(73,000)	(217,456)
Terumo Corp.	(6,100)	(151,274)
Tokyo Gas Co., Ltd.	(244,000)	(1,455,488)
Toyo Tire & Rubber Co., Ltd.	(42,600)	(959,505)
Toyota Tsusho Corp.	(77,900)	(1,844,869)
Tsumura & Co.	(9,400)	(213,906)
Ushio, Inc.	(4,800)	(55,609)
Yamada Denki Co. Ltd.	(750,100)	(2,786,720)
Yamazaki Baking Co., Ltd.	(21,000)	(309,183)
		(80,738,165)
Luxembourg
APERAM	(276,068)	(7,166,603)
Millicom International Cellular SA	(9,421)	(600,782)
		(7,767,385)
Macau
Wynn Macau, Ltd.	(72,800)	(201,594)
Netherlands
Akzo Nobel NV	(8,213)	(591,675)
OCI	(216,598)	(7,626,154)
Randstad Holding NV	(1,957)	(102,868)
SBM Offshore NV	(210,291)	(2,294,350)
TomTom NV	(25,197)	(165,570)
		(10,780,617)
Norway
Opera Software ASA	(35,215)	(466,505)
Portugal
Jeronimo Martins SGPS SA	(498,622)	(5,363,359)
Singapore
Genting Singapore PLC	(1,878,000)	(1,497,356)
Golden Agri-Resources Ltd.	(6,510,000)	(2,019,423)
Singapore Press Holdings, Ltd.	(31,200)	(95,148)
Suntec Real Estate Investment Trust	(3,202,600)	(4,443,061)
		(8,054,988)

	Shares	Value
Reference Entity — Short
Sweden
Assa Abloy AB	(76,307)	$(4,167,425)
Elekta AB, -B Shares	(439,428)	(4,716,010)
Getinge AB, -B Shares	(19,833)	(488,834)
Hexagon AB, -B Shares	(29,097)	(921,298)
ICA Gruppen AB	(4,473)	(171,859)
SKF AB, -B Shares	(37,222)	(877,392)
		(11,342,818)
Switzerland
Barry Callebaut AG	(60)	(59,827)
Dufry AG	(63,791)	(9,371,042)
Holcim Ltd.	(38,619)	(2,699,966)
SGS SA	(1,561)	(2,961,051)
STMicroelectronics NV	(260,052)	(2,159,306)
Sulzer AG	(5,382)	(569,847)
The Swatch Group AG	(321)	(128,267)
		(17,949,306)
United Kingdom
Aggreko PLC	(177,726)	(4,144,931)
Associated British Foods PLC	(5,405)	(252,074)
AVEVA Group PLC	(38,856)	(768,433)
Carnival PLC	(94,280)	(4,221,023)
Centrica PLC	(1,516,301)	(6,691,476)
CNH Industrial NV	(127,366)	(969,608)
Drax Group PLC	(37,100)	(201,303)
easyJet PLC	(109,230)	(3,045,647)
Greene King PLC	(137,677)	(1,739,506)
Hargreaves Lansdown PLC	(323,950)	(4,910,635)
ICAP PLC	(20,518)	(144,078)
Michael Page International PLC	(108,468)	(759,005)
Mitie Group PLC	(42,605)	(173,066)
Ocado Group PLC	(1,286,721)	(7,930,166)
Serco Group PLC	(61,225)	(142,383)
Sports Direct International PLC	(352,572)	(3,760,150)
Standard Life PLC	(185,632)	(1,121,559)
Telecity Group PLC	(209,520)	(2,714,390)
Tesco PLC	(5,715,745)	(19,328,719)
Unilever NV	(191,979)	(8,325,098)
Vodafone Group PLC	(2,813,258)	(9,892,759)
Whitbread PLC	(65,943)	(4,949,736)
		(86,185,745)
United States
Samsonite International SA	(74,400)	(225,795)
Total Reference Entity — Short		(373,890,678)
Net Value of Reference Entity — UBS AG		$56,288,398

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2015	43

Schedule of Investments (concluded)	BlackRock Global Long/Short Equity Fund

•
Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to Note 2 of the Notes to Financial Statements.

As of January 31, 2015, the following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks	—	$1,753,122	—	$1,753,122
Preferred Securities	—	—	$5,458,474	5,458,474
Short-Term Securities	$1,684,084,362	—	—	1,684,084,362
Total	$1,684,084,362	$1,753,122	$5,458,474	$1,691,295,958

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity Contracts	—	$39,148,747	—	$39,148,747
[1]	Derivative financial instruments are swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of January 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for financial futures contracts	$27,397	—	—	$27,397
Cash pledged as collateral for OTC derivatives	—	$10,043,245	—	10,043,245
Liabilities:
Cash received as collateral for OTC swaps	—	(28,227,615)	—	(28,227,615)
Total	$27,397	$(18,184,370)	—	$(18,156,973)
Total	$1,684,084,362	$1,753,122	$5,458,474	$1,691,295,958

During the six months ended January 31, 2015, there were no transfers between levels.

See Notes to Financial Statements.

44	BLACKROCK FUNDS	JANUARY 31, 2015

Statements of Assets and Liabilities
January 31, 2015 (Unaudited)	BlackRock Emerging Markets Long/Short Equity Fund	BlackRock Global Long/Short Equity Fund

Assets
Investments at value — affiliated[1]	$506,787,730	$1,684,084,362
Investments at value — unaffiliated[2]	—	7,211,596
Cash pledged as collateral for OTC derivatives	—	10,043,245
Cash pledged as collateral for financial futures contracts	—	27,397
Unrealized appreciation on OTC swaps	10,913,772	40,774,757
Capital shares sold receivable	3,007,531	13,299,578
Swap receivable	—	971,120
Prepaid expenses	54,684	233,436
Total assets	520,763,717	1,756,645,491

Liabilities
Cash received as collateral for OTC swaps	11,485,093	28,227,615
Capital shares redeemed payable	2,559,512	17,504,472
Investment advisory fees payable	622,689	2,037,231
Swap payable	1,536,978	—
Unrealized depreciation on OTC derivatives	—	1,626,010
Administration fees payable	27,195	87,096
Service and distribution fees payable	18,046	143,622
Recoupment payable	2,092	45,163
Other accrued expenses payable	411,013	324,368
Total liabilities	16,662,618	49,995,577
Net Assets	$504,101,099	$1,706,649,914

Net Assets Consist of
Paid-in capital	$508,372,901	$1,680,281,388
Accumulated net investment loss	(10,557,262)	(23,922,752)
Accumulated net realized gain (loss)	(4,628,312)	9,915,392
Net unrealized appreciation/depreciation	10,913,772	40,375,886
Net Assets	$504,101,099	$1,706,649,914

Net Asset Value
Institutional:
Net assets	$461,619,199	$1,355,832,614
Shares outstanding[3]	44,708,888	114,231,832
Net asset value	$10.32	$11.87
Investor A:
Net assets	$29,954,727	$244,279,149
Shares outstanding[3]	2,919,632	20,686,618
Net asset value	$10.26	$11.81
Investor C:
Net assets	$12,527,173	$106,538,151
Shares outstanding[3]	1,246,857	9,151,868
Net asset value	$10.05	$11.64
[1] Investments at cost — affiliated	$506,787,730	$1,684,084,362
[2] Investments at cost — unaffiliated	—	$5,972,355
[3] Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2015	45

Statements of Operations
Six Months Ended January 31, 2015 (Unaudited)	BlackRock Emerging Markets Long/Short Equity Fund	BlackRock Global Long/Short Equity Fund

Investment Income
Dividends — affiliated	$143,783	$419,111

Expenses
Investment advisory	4,194,298	11,693,278
Administration	192,885	478,947
Service — Investor A	47,971	304,967
Service and distribution — Investor C	74,191	538,863
Transfer agent — Institutional	498,879	335,854
Transfer agent — Investor A	34,127	98,319
Transfer agent — Investor C	9,924	41,605
Administration — Institutional	60,676	111,307
Administration — Investor A	4,685	29,610
Administration — Investor C	1,795	13,038
Professional	48,133	41,405
Registration	42,957	217,955
Accounting services	12,090	32,612
Printing	18,303	19,603
Officer and Trustees	8,482	19,314
Custodian	4,054	14,061
Miscellaneous	49,951	38,227
Recoupment of past waived fees	—	5,855
Recoupment of past waived fees — class specific	2,092	39,309
Total expenses	5,305,493	14,074,129
Less fees waived by Manager	(192,423)	(541,873)
Less administration fees waived — Institutional	(53,797)	—
Less administration fees waived — Investor A	(2,974)	(1,006)
Less administration fees waived — Investor C	(72)	(347)
Less transfer agent fees waived and/or reimbursed — Institutional	(39,889)	—
Less transfer agent fees waived and/or reimbursed — Investor A	(966)	(3,431)
Less transfer agent fees waived and/or reimbursed — Investor C	(2)	(35)
Total expenses after fees waived and/or reimbursed	5,015,370	13,527,437
Net investment loss	(4,871,587)	(13,108,326)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Futures	—	1,666,868
Swaps	28,815,594	32,708,450
Foreign currency transactions	—	(291,940)
	28,815,594	34,083,378
Net change in unrealized appreciation/depreciation on:
Futures	—	325,958
Investments	—	1,239,241
Swaps	(24,283,961)	9,241,655
Foreign currency translations	—	(5,235)
	(24,283,961)	10,801,619
Total realized and unrealized gain	4,531,633	44,884,997
Net Increase (Decrease) in Net Assets Resulting from Operations	$(339,954)	$31,776,671

See Notes to Financial Statements.

46	BLACKROCK FUNDS	JANUARY 31, 2015

Statements of Changes in Net Assets
	BlackRock Emerging Markets Long/Short Equity Fund		BlackRock Global Long/Short Equity Fund
Increase (Decrease) in Net Assets:	Six Months Ended January 31, 2015 (Unaudited)	Year Ended July 31, 2014	Six Months Ended January 31, 2015 (Unaudited)	Year Ended July 31, 2014

Operations
Net investment loss	$(4,871,587)	$(11,209,040)	$(13,108,326)	$(12,719,452)
Net realized gain (loss)	28,815,594	(12,363,207)	34,083,378	(17,573,067)
Net change in unrealized appreciation/depreciation	(24,283,961)	372,947	10,801,619	27,533,471
Net increase (decrease) in net assets resulting from operations	(339,954)	(23,199,300)	31,776,671	(2,759,048)

Distributions to Shareholders From[1]
Net realized gain:
Institutional	—	(2,508,489)	(1,390,162)	(2,871,413)
Investor A	—	(821,490)	(265,166)	(1,430,461)
Investor C	—	(57,381)	(120,722)	(398,135)
Decrease in net assets resulting from distributions to shareholders	—	(3,387,360)	(1,776,050)	(4,700,009)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(85,755,110)	(4,439,808)	276,017,632	1,324,792,573

Net Assets
Total increase (decrease) in net assets	(86,095,064)	(31,026,468)	306,018,253	1,317,333,516
Beginning of period	590,196,163	621,222,631	1,400,631,661	83,298,145
End of period	$504,101,099	$590,196,163	$1,706,649,914	$1,400,631,661
Accumulated net investment loss, end of period	$(10,557,262)	$(5,685,675)	$(23,922,752)	$(10,814,426)
[1]	Distributions for annual periods are determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2015	47

Financial Highlights	BlackRock Emerging Markets Long/Short Equity Fund
	Institutional
			Year Ended July 31,
	Six Months Ended January 31, 2015 (Unaudited)		2014	2013	Period October 6, 2011[1] to July 31, 2012

Per Share Operating Performance
Net asset value, beginning of period	$10.34		$10.73	$10.73	$10.00
Net investment loss[2]	(0.09)		(0.18)	(0.17)	(0.14)
Net realized and unrealized gain (loss)	0.07		(0.15)	0.21	0.89
Net increase (decrease) from investment operations	(0.02)		(0.33)	0.04	0.75
Distributions from:[3]
Net investment income	—		—	—	(0.02)
Net realized gain	—		(0.06)	(0.04)	—
Total distributions	—		(0.06)	(0.04)	(0.02)
Net asset value, end of period	$10.32		$10.34	$10.73	$10.73

Total Return[4]
Based on net asset value	(0.19)%	[5]	(3.09)%	0.33%	7.47%	[5]

Ratios to Average Net Assets
Total expenses[6]	1.86%	[7]	1.85%	1.84%	2.13%	[7,8]
Total expenses excluding recoupment of past fees waived[6]	1.86%	[7]	1.84%	1.81%	2.13%	[7]
Total expenses after fees waived and/or reimbursed[6]	1.75%	[7]	1.75%	1.71%	1.75%	[7]
Net investment loss[6]	(1.70)%	[7]	(1.72)%	(1.61)%	(1.61)%	[7]

Supplemental Data
Net assets, end of period (000)	$461,619		$509,665	$433,886	$126,707
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Distributions for annual periods are determined in accordance with federal income tax regulations.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.18%.
[7]	Annualized.
[8]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.15%.

See Notes to Financial Statements.

48	BLACKROCK FUNDS	JANUARY 31, 2015

Financial Highlights (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Investor A
			Year Ended July 31,
	Six Months Ended January 31, 2015 (Unaudited)		2014	2013	Period October 6, 2011[1] to July 31, 2012

Per Share Operating Performance
Net asset value, beginning of period	$10.29		$10.69	$10.71	$10.00
Net investment loss[2]	(0.10)		(0.20)	(0.20)	(0.16)
Net realized and unrealized gain (loss)	0.07		(0.15)	0.21	0.88
Net increase (decrease) from investment operations	(0.03)		(0.35)	0.01	0.72
Distributions from:[3]
Net investment income	—		—	—	(0.01)
Net realized gain	—		(0.05)	(0.03)	—
Total distributions	—		(0.05)	(0.03)	(0.01)
Net asset value, end of period	$10.26		$10.29	$10.69	$10.71

Total Return[4]
Based on net asset value	(0.29)%	[5]	(3.27)%	0.12%	7.24%	[5]

Ratios to Average Net Assets
Total expenses[6]	2.09%	[7]	2.01%	2.03%	2.19%	[7,8]
Total expenses excluding recoupment of past fees waived[6]	2.09%	[7]	2.00%	2.01%	2.19%	[7]
Total expenses after fees waived and/or reimbursed[6]	2.00%	[7]	1.94%	1.95%	2.00%	[7]
Net investment loss[6]	(1.95)%	[7]	(1.91)%	(1.85)%	(1.85)%	[7]

Supplemental Data
Net assets, end of period (000)	$29,955		$64,400	$166,701	$57,655
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Distributions for annual periods are determined in accordance with federal income tax regulations.
[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.18%.
[7]	Annualized.
[8]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.20%.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2015	49

Financial Highlights (concluded)	BlackRock Emerging Markets Long/Short Equity Fund
	Investor C
			Year Ended July 31,
	Six Months Ended January 31, 2015 (Unaudited)		2014	2013	Period October 6, 2011[1] to July 31, 2012

Per Share Operating Performance
Net asset value, beginning of period	$10.11		$10.56	$10.65	$10.00
Net investment loss[2]	(0.14)		(0.27)	(0.28)	(0.22)
Net realized and unrealized gain (loss)	0.08		(0.15)	0.21	0.87
Net increase (decrease) from investment operations	(0.06)		(0.42)	(0.07)	0.65
Distributions from net realized gain[3]	—		(0.03)	(0.02)	(0.00)[4]
Net asset value, end of period	$10.05		$10.11	$10.56	$10.65

Total Return[5]
Based on net asset value	(0.59)%	[6]	(3.99)%	(0.70)%	6.53%	[6]

Ratios to Average Net Assets
Total expenses[7]	2.81%	[8]	2.79%	2.81%	3.00%	[8,9]
Total expenses excluding recoupment of past fees waived[7]	2.79%	[8]	2.78%	2.77%	3.00%	[8]
Total expenses after fees waived and/or reimbursed[7]	2.74%	[8]	2.72%	2.72%	2.75%	[8]
Net investment loss[7]	(2.69)%	[8]	(2.68)%	(2.62)%	(2.61)%	[8]

Supplemental Data
Net assets, end of period (000)	$12,527		$$16,131	$$20,636	$$10,196
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Distributions for annual periods are determined in accordance with federal income tax regulations.
[4]	Amount is greater than $(0.005) per share.
[5]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
[6]	Aggregate total return.
[7]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.18%.
[8]	Annualized.
[9]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.00%.

See Notes to Financial Statements.

50	BLACKROCK FUNDS	JANUARY 31, 2015

Financial Highlights	BlackRock Global Long/Short Equity Fund
	Institutional
	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31, 2014	Period December 20, 2012[1] to July 31, 2013

Per Share Operating Performance
Net asset value, beginning of period	$11.61		$11.29	$10.00
Net investment loss[2]	(0.09)		(0.19)	(0.11)
Net realized and unrealized gain	0.36		0.66	1.40
Net increase from investment operations	0.27		0.47	1.29
Distributions from net realized gains[3]	(0.01)		(0.15)	—
Net asset value, end of period	$11.87		$11.61	$11.29

Total Return[4]
Based on net asset value	2.35%	[5]	4.13%	12.90%	[5]

Ratios to Average Net Assets
Total expenses[6]	1.65%	[7]	1.71%	2.67%	[7,8]
Total expenses excluding recoupment of past fees waived[6]	1.65%	[7]	1.69%	2.67%	[7]
Total expenses after fees waived and/or reimbursed[6]	1.58%	[7]	1.64%	1.75%	[7]
Net investment loss[6]	(1.53)%	[7]	(1.61)%	(1.67)%	[7]

Supplemental Data
Net assets, end of period (000)	$1,355,833		$1,005,213	$65,630
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Distributions for annual periods are determined in accordance with federal income tax regulations.
[4]	Where applicable, assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.18%.
[7]	Annualized.
[8]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.94%.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2015	51

Financial Highlights (continued)	BlackRock Global Long/Short Equity Fund
	Investor A
	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31, 2014	Period December 20, 2012[1] to July 31, 2013

Per Share Operating Performance
Net asset value, beginning of period	$11.57		$11.28	$10.00
Net investment loss[2]	(0.11)		(0.21)	(0.14)
Net realized and unrealized gain	0.36		0.64	1.42
Net increase from investment operations	0.25		0.43	1.28
Distributions from net realized gains[3]	(0.01)		(0.14)	—
Net asset value, end of period	$11.81		$11.57	$11.28

Total Return[4]
Based on net asset value	2.19%	[5]	3.82%	12.80%	[5]

Ratios to Average Net Assets
Total expenses[6]	1.96%	[7]	1.97%	2.30%	[7,8]
Total expenses excluding recoupment of past fees waived[6]	1.93%	[7]	1.95%	2.30%	[7]
Total expenses after fees waived and/or reimbursed[6]	1.88%	[7]	1.89%	2.00%	[7]
Net investment loss[6]	(1.83)%	[7]	(1.86)%	(1.95)%	[7]

Supplemental Data
Net assets, end of period (000)	$244,279		$294,439	$15,076
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Distributions for annual periods are determined in accordance with federal income tax regulations.
[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.18%.
[7]	Annualized.
[8]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.57%.

See Notes to Financial Statements.

52	BLACKROCK FUNDS	JANUARY 31, 2015

Financial Highlights (concluded)	BlackRock Global Long/Short Equity Fund
	Investor C
	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31, 2014	Period December 20, 2012[1] to July 31, 2013

Per Share Operating Performance
Net asset value, beginning of period	$11.45		$11.23	$10.00
Net investment loss[2]	(0.15)		(0.30)	(0.19)
Net realized and unrealized gain	0.35		0.65	1.42
Net increase from investment operations	0.20		0.35	1.23
Distributions from net realized gains[3]	(0.01)		(0.13)	—
Net asset value, end of period	$11.64		$11.45	$11.23

Total Return[4]
Based on net asset value	1.77%	[5]	3.07%	12.30%	[5]

Ratios to Average Net Assets
Total expenses[6]	2.69%	[7]	2.72%	3.09%	[7,8]
Total expenses excluding recoupment of past fees waived[6]	2.68%	[7]	2.70%	3.09%	[7]
Total expenses after fees waived and/or reimbursed[6]	2.62%	[7]	2.64%	2.75%	[7]
Net investment loss[6]	(2.57)%	[7]	(2.61)%	(2.70)%	[7]

Supplemental Data
Net assets, end of period (000)	$106,538		$$100,980	$2,592
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Distributions for annual periods are determined in accordance with federal income tax regulations.
[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.18%.
[7]	Annualized.
[8]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.36%.

See Notes to Financial Statements.

BLACKROCK FUNDS	JANUARY 31, 2015	53

Notes to Financial Statements (Unaudited)

1. Organization:

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The Board of Trustees of the Trust are referred to throughout this report as the “Board of Trustees” or the “Board.” The following are referred to herein collectively as the “Funds” or individually, a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock Emerging Markets Long/Short Equity Fund	Emerging Markets Long/Short Equity	Diversified
BlackRock Global Long/Short Equity Fund	Global Long/Short Equity	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that each bears certain expenses and may have a conversion privilege as outlined below. Institutional Shares are sold only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional Shares	No	No	None
Investor A Shares	Yes	No1	None
Investor C Shares	No	Yes	None
[1]	Investor A Shares may be subject to a CDSC where no initial sales charge was paid at the time of purchase.

2. Significant Accounting Policies:

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Funds:

Valuation: The Funds’ investments are valued at fair value as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments at market value using independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Funds for all financial instruments.

Equity investments traded on a recognized securities exchange are valued at the official close each day, if available. For equity investments traded on more than one exchange, the official close price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price. Swap agreements are valued utilizing quotes received daily by the Funds’ pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Certain centrally cleared swaps are valued at the price determined by the relevant exchange or clearinghouse. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end registered investment companies are valued at net asset value (“NAV”) each business day.

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of business on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

In the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Investments”). When determining the price for Fair Value Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and is adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or

54	BLACKROCK FUNDS	JANUARY 31, 2015

Notes to Financial Statements (continued)

asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Funds’ pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Funds’ net assets. If events (e.g., a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value Investments and be valued at their fair value, as determined in good faith by the Global Valuation Committee, or its delegate, using a pricing service and/or policies approved by the Board. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and OTC options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

Foreign Currency: Each Fund’s books and records are maintained in U.S. dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the respective date of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the Fund’s investments denominated in that currency will lose value because that currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g. swaps), that would be “senior securities” for 1940 Act purposes, the Fund may segregate or designate on their books and record cash or liquid securities having a market value at least equal to the amount of the Fund’s future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Fund is recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

BLACKROCK FUNDS	JANUARY 31, 2015	55

Notes to Financial Statements (continued)

3. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to economically hedge their exposure to certain risks such as equity risk. These contracts may be transacted on an exchange or OTC.

Financial Futures Contracts: The Funds invest in long and/or short positions in financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

Upon entering into a financial futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited, if any, is recorded on the Statements of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin. Variation margin is recorded by the Funds as unrealized appreciation or depreciation and, if applicable, as a receivable or payable for variation margin in the Statements of Assets and Liabilities.

When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest or foreign currency exchange rates and the underlying assets.

Forward Foreign Currency Exchange Contracts: The Funds enter into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk). A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by the Funds, help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Swaps: The Funds enter into swap agreements, in which the Funds and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).

For OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the OTC swap. Payments received or made by the Funds for OTC swaps are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Funds’ counterparty on the swap agreement becomes the CCP. The Funds are required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Statements of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

56	BLACKROCK FUNDS	JANUARY 31, 2015

Notes to Financial Statements (continued)
•	Total return swaps — The Funds enter into total return swaps to obtain exposure to securities (both long and short) or markets without owning such securities or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (dividends or interest plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments.

The Funds will pay an amount equal to any depreciation on a long position and appreciation on a short position including dividend income from such positions. Conversely, the Funds will receive any appreciation on a long position and any depreciation on a short position including dividend income from such positions. In addition, the Funds will also pay or receive a variable rate of interest based on the underlying benchmark rate plus or minus a spread (“financing fees”). The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying basket of equity securities and financing fees. The agreement allows the Manager to change the composition of the basket of securities by trading in and out of the underlying equity positions at its discretion. The resulting gains or losses are recorded in the Statements of Operations. Certain swaps have no stated expiration and can be terminated by either party at any time.

The following is a summary of the Funds’ derivative financial instruments categorized by risk exposure:

Fair Values of Derivative Financial Instruments as of January 31, 2015
		Value
		Emerging Markets Long/Short Equity		Global Long/Short Equity
	Statements of Assets and Liabilities Location	Derivative Assets	Derivative Liabilities	Derivative Assets	Derivative Liabilities
Equity contracts	Net Unrealized appreciation/depreciation on OTC swaps	$10,913,772	—	$40,774,757	$(1,626,010)
[1]	Includes cumulative appreciation/depreciation on financial futures contracts and centrally cleared swaps, if any, as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The Effect of Derivative Financial Instruments in the Statements of Operations For the six months ended January 31, 2015

	Net Realized Gain (Loss) From		Net Change in Unrealized Appreciation/(Depreciation) on
	Emerging Markets Long/Short Equity	Global Long/Short Equity	Emerging Markets Long/Short Equity	Global Long/Short Equity
Equity contracts:
Financial futures contracts	—	$1,666,868	—	$325,958
Swaps	$28,815,594	32,708,450	$(24,283,961)	9,241,655
Total	$28,815,594	$34,375,318	$(24,283,961)	$9,567,613

For the six months ended January 31, 2015, the average quarterly balances of outstanding derivative financial instruments were as follows:

	Emerging Markets Long/Short Equity	Global Long/Short Equity
Financial futures contracts:
Average notional value of contracts purchased	—	$120,054,797	[1]
Total return swaps:
Average notional amount	$88,902,427	$(45,735,775)

[1]	Average amounts for the period are shown due to limited outstanding derivative financial instruments as of each quarter.

Counterparty Credit Risk: A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund.

With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing

BLACKROCK FUNDS	JANUARY 31, 2015	57

Notes to Financial Statements (continued)

broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

In order to better define its contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event the Funds’ net assets decline by a stated percentage or the Funds fail to meet the terms of their respective ISDA Master Agreements. The result would cause the Funds to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (typically either $250,000 or $500,000) before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to the Funds from their counterparties are not fully collateralized, the Funds bear the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, the Funds bear the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral.

As of January 31, 2015, the Funds’ derivative assets and liabilities (by type) are as follows:

	Emerging Markets Long/Short Equity		Global Long/Short Equity

	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Swaps — OTC[1]	$10,913,772	—	$40,774,757	$1,626,010
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—	—	—
Total of derivative assets and liabilities subject to an MNA	$10,913,772	—	$40,774,757	$1,626,010
[1]	Includes unrealized appreciation/depreciation on OTC swaps in the Statements of Assets and Liabilities and reported in the Schedules of Investments.

As of January 31, 2015, the following table presents the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Funds:

Emerging Markets Long/Short Equity
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received	Cash Collateral Received[2]	Net Amount of Derivative Assets[3]
Goldman Sachs & Co.	$6,259,909	—	—	$(4,800,000)	$1,459,909
Morgan Stanley & Co, LLC	622,891	—	—	(580,000)	42,891
UBS AG	4,030,972	—	—	(4,030,972)	—
Total	$10,913,772	—	—	$(9,410,972)	$1,502,800

[2]	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
[3]	Net amount represents the net amount receivable from the counterparty in the event of default.
58	BLACKROCK FUNDS	JANUARY 31, 2015

Notes to Financial Statements (continued)

Global Long/Short Equity
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received	Cash Collateral Received[1]	Net Amount of Derivative Assets[2]
Deutsche Bank AG	$615,096	—	—	$(615,096)	—
Goldman Sachs & Co.	34,847,188	—	—	(22,700,000)	$12,147,188
UBS AG	5,312,473	—	—	(3,227,615)	2,084,858
Total	$40,774,757	—	—	$(26,542,711)	$14,232,046

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged[3]	Net Amount of Derivative Liabilities[4]
Bank of America NA	$1,626,010	—	—	$(1,626,010)	—

[1]	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
[2]	Net amount represents the net amount receivable from the counterparty in the event of default.
[3]	Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
[4]	Net amount represents the net amount payable due to the counterparty in the event of default.

4. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	1.50%
$1 Billion — $3 Billion	1.41%
$3 Billion — $5 Billion	1.35%
$5 Billion — $10 Billion	1.31%
Greater than $10 Billion	1.28%

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each Fund’s investment in other affiliated investment companies, if any. These amounts are included in fees waived by Manager in the Statements of Operations. For the six months ended January 31, 2015, the amounts waived were as follows:

Emerging Markets Long/Short Equity	$192,423
Global Long/Short Equity	$541,873

The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Service Fee	Distribution Fee
Investor A	0.25%	—
Investor C	0.25%	0.75%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A and Investor C shareholders.

BLACKROCK FUNDS	JANUARY 31, 2015	59

Notes to Financial Statements (continued)

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended January 31, 2015, the Funds paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent in the Statements of Operations:

Emerging Markets Long/Short Equity	Global Long/Short Equity
$324	$2,906

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended January 31, 2015, the Funds reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Emerging Markets Long/Short Equity	Global Long/Short Equity
Institutional	$909	$1,659
Investor A	$746	$513
Investor C	$180	$892

Effective January 1, 2015, The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Funds. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below. In addition, each of the share classes is charged an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

Average Daily Net Assets	Administration Fee
First $500 Million	0.0425%
$500 Million — $1 Billion	0.0400%
$1 Billion — $2 Billion	0.0375%
$2 Billion — $4 Billion	0.0350%
$4 Billion — $13 Billion	0.0325%
Greater than $13 Billion	0.0300%

Prior to January 1, 2015, State Street Bank and Trust Company and the Manager acted as co-administrators for the Funds. For these services, the co-administrators received an administration fee computed daily and payable monthly to each administrator pursuant to separate fee arrangements, based on a percentage of the average daily net assets of each Fund. The combined administration fee, which is shown as administration in the Statements of Operations, was paid at the annual rates below. In addition, each of the share classes was charged an administration fee, which is shown as administration — class specific in the Statements of Operations, based on the following percentages of average daily net assets of each respective class:

Average Daily Net Assets	Administration Fee	Administration Fee — Class Specific
First $500 Million	0.075%	0.025%
500 Million — $1 Billion	0.065%	0.015%
Greater than $1 Billion	0.055%	0.005%

For the six months ended January 31, 2015, the Funds paid the following to the Manager in return for these services, which are included in administration and administration — class specific in the Statements of Operations:

Administration Fees
Emerging Markets Long/Short Equity	$195,650
Global Long/Short Equity	$481,339

The Administrators may have, at their discretion, voluntarily waived all or any portion of their administration fees for a Fund or a share class, which are included in administration fees waived and administration fees waived — class specific in the Statements of Operations.

60	BLACKROCK FUNDS	JANUARY 31, 2015

Notes to Financial Statements (continued)

The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Funds’ business. The current expense limitations as a percentage of average daily net assets are as follows: 1.75% for Institutional; 2.00% for Investor A, and 2.75% for Investor C. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to December 1, 2015 unless approved by the Board, including a majority of the Independent Trustees.

These amounts are included in fees waived by Manager, fees reimbursed by Manager, administration fees waived — class specific and transfer agent fees waived and/or reimbursed respectively, in the Statements of Operations.

If during the Funds’ fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from the Manager, are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and (b) the amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that: (1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year and (2) the Manager or an affiliate continues to serve as the Fund’s investment advisor or administrator. In the event the expense limit for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense limit for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense limit for that share class.

For the six months ended January 31, 2015, the Manager recouped the following Fund level and class specific waivers and/or reimbursements previously recorded by the Funds:

	Emerging Markets Long/Short Equity	Global Long/ Short Equity
Fund	—	$5,855
Institutional	—	$2,791
Investor A	$908	$30,535
Investor C	$1,184	$5,983
On January 31, 2015, the Fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Emerging Markets Long/Short Equity		Global Long/Short Equity
Expiring January 31,	2015	2016	2015	2016
Fund	—	—	—	—
Institutional	$116,535	$93,686	—	—
Investor A	—	$3,940	—	$4,437
Investor C	—	$74	—	$382

For the six months ended January 31, 2015, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Funds’ Investor A Shares as follows:

Investor A
Emerging Markets Long/Short Equity	$802
Global Long/Short Equity	$12,369

For the six months ended January 31, 2015, affiliates received CDSCs as follows:

	Investor A	Investor C
Emerging Markets Long/Short Equity	$7,157	$967
Global Long/Short Equity	$25,451	$23,047

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in officer and trustees in the Statements of Operations.

5. Purchases and Sales

For the six months ended January 31, 2015, purchases of investments, excluding short-term securities were $1,499,957 for Global Long/Short Equity.

BLACKROCK FUNDS	JANUARY 31, 2015	61

Notes to Financial Statements (continued)

6. Income Tax Information:

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on Emerging Markets Long/Short Equity’s U.S. federal tax returns remains open for the two years ended July 31, 2014 and the period ended July 31, 2012. The statute of limitations on Global Long/Short Equity’s U.S. federal tax returns remains open for the year ended July 31, 2014 and the period ended July 31, 2013. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds’ facts and circumstances and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Global Long/Short Equity

Tax cost	$1,690,056,717
Gross unrealized appreciation	$1,257,035
Gross unrealized depreciation	(17,794)
Net unrealized appreciation	$1,239,241

7. Bank Borrowings:

The Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), were parties to a 364-day, $1.1 billion credit agreement with a group of lenders, under which the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for a certain fund, the Participating Funds, including the Funds, could borrow up to an aggregate commitment amount of $650 million, subject to asset coverage and other limitations as specified in the agreement. Effective November 25, 2014, the credit agreement was amended to an aggregate commitment amount of $2.1 billion, of which the Participating Funds, including the Funds, can borrow up to $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The agreement terminates on April 23, 2015, unless otherwise extended to November 24, 2015 or renewed for a period of 364 days from April 23, 2015. The credit agreement has the following terms: a fee of 0.06% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) the one-month LIBOR (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statement of Operations, and along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended January 31, 2015, the Funds did not borrow under the credit agreement.

8. Principal Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

The Funds invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When the Funds concentrate their investments in this manner, they assume the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be less liquid, more volatile, and less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedules of Investments.

62	BLACKROCK FUNDS	JANUARY 31, 2015

Notes to Financial Statements (continued)

Global Long/Short Equity invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

As of January 31, 2015, the Funds had the following industry classifications:

Emerging Markets Long/Short Equity	Percent of Total Investments
Industry	Long	Short	Total
Electronic Equipment, Instruments & Components	2%	3%	5%
Machinery	1	3	4
Oil, Gas & Consumable Fuels	4	—	4
Wireless Telecommunication Services	3	1	4
Semiconductors & Semiconductor Equipment	3	1	4
Metals & Mining	3	1	4
Real Estate Management & Development	2	2	4
Multi-Utilities	—	3	3
Transportation Infrastructure	3	—	3
Industrial Conglomerates	3	—	3
Food Products	1	2	3
Food & Staples Retailing	1	2	3
Diversified Financial Services	1	2	3
Technology Hardware, Storage & Peripherals	1	2	3
Marine	1	2	3
Software	1	2	3
Health Care Providers & Services	2	—	2
Independent Power and Renewable Electricity Producers	2	—	2
Pharmaceuticals	1	1	2
Electric Utilities	1	1	2
Insurance	1	1	2
Media	1	1	2
Banks	1	1	2
Diversified Telecommunication Services	1	1	2
Construction Materials	1	1	2
Chemicals	1	1	2
Auto Components	1	1	2
Electrical Equipment	—	1	1
Specialty Retail	1	—	1
Capital Markets	1	—	1
Other[1]	10	9	19
Total	55%	45%	100%
[1]	All other industries held were each less than 1% of long-term investments.
BLACKROCK FUNDS	JANUARY 31, 2015	63

Notes to Financial Statements (continued)

Global Long/Short Equity	Percent of Total Investments
Industry	Long	Short	Total
Metals & Mining	5%	—	5%
Hotels, Restaurants & Leisure	1	3	4
Chemicals	2	2	4
Semiconductors & Semiconductor Equipment	3	1	4
Specialty Retail	1	3	4
Food Product	1	3	4
Software	1	2	3
Oil, Gas & Consumable Fuels	2	1	3
Real Estate Investment Trusts (REITs)	2	1	3
Beverages	1	2	3
Food & Staples Retailing	—	3	3
Media	3	—	3
Textiles, Apparel & Luxury Goods	—	3	3
Banks	2	1	3
Electric Utilities	2	1	3
Pharmaceuticals	1	2	3
Electronic Equipment, Instruments & Components	2	1	3
Machinery	1	1	2
IT Services	1	1	2
Health Care Providers & Services	1	1	2
Professional Services	1	1	2
Diversified Telecommunication Services	2	—	2
Independent Power and Renewable Electricity Producers	1	—	1
Internet & Catalog Retail	—	1	1
Internet Software & Services	—	1	1
Trading Companies & Distributors	1	—	1
Containers & Packaging	1	—	1
Real Estate Management & Development	1	—	1
Other[1]	10	16	26
Total	49%	51%	100%

[1]	All other industries held were each less than 1% of long-term investments.

9. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended January 31, 2015		Year Ended July 31, 2014
Emerging Markets Long/Short Equity	Shares	Amount	Shares	Amount
Institutional
Shares sold	10,904,713	$113,157,732	47,440,774	$489,242,017
Shares issued in reinvestment of distributions	—	—	207,731	2,177,025
Shares redeemed	(15,496,748)	(160,855,057)	(38,792,599)	(398,103,561)
Net increase (decrease)	(4,592,035)	$(47,697,325)	8,855,906	$93,315,481

Investor A
Shares sold	252,633	$2,612,053	8,527,033	$88,740,800
Shares issued in reinvestment of distributions	—	—	78,499	819,531
Shares redeemed	(3,593,828)	(37,138,268)	(17,942,596)	(183,792,179)
Net decrease	(3,341,195)	$(34,526,215)	(9,337,064)	$(94,231,848)

Investor C
Shares sold	40,193	$406,754	437,110	$4,509,364
Shares issued in reinvestment of distributions	—	—	5,448	56,167
Shares redeemed	(388,931)	(3,938,324)	(800,674)	(8,088,972)
Net decrease	(348,738)	$(3,531,570)	(358,116)	$(3,523,441)
Total Net Decrease	(8,281,968)	$(85,755,110)	(839,274)	$(4,439,808)

64	BLACKROCK FUNDS	JANUARY 31, 2015

Notes to Financial Statements (concluded)
	Six Months Ended January 31, 2015		Year Ended July 31, 2014
Global Long/Short Equity Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	53,955,122	$638,634,627	5,825,713	$62,297,256
Shares issued in reinvestment of distributions	93,936	1,125,345	—	—
Shares redeemed	(26,391,077)	(312,654,695)	(13,898)	(155,749)
Net increase	27,657,980	$327,105,277	5,811,815	$62,141,507

Investor A
Shares sold	5,677,799	$66,890,570	1,344,012	$14,968,320
Shares issued in reinvestment of distributions	21,895	260,983	—	—
Shares redeemed	(10,463,159)	(122,135,815)	(7,137)	(79,937)
Net increase (decrease)	(4,763,465)	$(54,984,262)	1,336,875	$14,888,383

Investor C
Shares sold	1,840,377	$21,500,577	230,886	$2,577,446
Shares issued in reinvestment of distributions	9,958	117,105	—	—
Shares redeemed	(1,519,285)	(17,721,065)	(7)	(75)
Net increase	331,050	$3,896,617	230,879	$2,577,371
Total Net Increase	23,225,565	$276,017,632	7,379,569	$79,607,261

10. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK FUNDS	JANUARY 31, 2015	65

Officers and Trustees
Rodney D. Johnson, Chairman of the Board and Trustee

David O. Beim, Trustee

Collette Chilton, Trustee

Frank J. Fabozzi, Trustee

Dr. Matina S. Horner, Trustee

Herbert I. London, Trustee

Ian A. MacKinnon, Trustee

Cynthia A. Montgomery, Trustee

Barbara G. Novick, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Toby Rosenblatt, Trustee

Mark Stalnecker, Trustee

Kenneth L. Urish, Trustee

Frederick W. Winter, Trustee

John M. Perlowski, President and Chief Executive Officer

Richard Hoerner, CFA, Vice President

Jennifer McGovern, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Charles Park, Chief Compliance Officer and Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Effective September 19, 2014, Brendan Kyne resigned as a Vice President of the Trust and Jennifer McGovern became a Vice President of the Trust.

Effective December 31, 2014, Paul L. Audet and Henry Gabbay resigned as Trustees of the Trust and Ronald W. Forbes resigned as a Trustee of the Trust and Co-Chair of the Board. Effective January 1, 2015, Collette Chilton, Barbara G. Novick and Mark Stalnecker were appointed to serve as Trustees of the Trust.

Effective March 1, 2015, Charles Park resigned as Anti-Money Laundering Compliance Officer of the Trust and Fernanda Piedra became Anti-Money Laundering Compliance Officer of the Trust.

Investment Advisor and Co-Administrator BlackRock Advisors, LLC Wilmington, DE 19809 Sub-Advisor BlackRock Fund Advisors San Francisco, CA 94105	Custodian, Accounting Agent and Co-Administrator State Street Bank and Trust Company Boston, MA 02110 Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Philadelphia, PA 19103 Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019 Address of the Funds 100 Bellevue Parkway Wilmington, DE 19809
66	BLACKROCK FUNDS	JANUARY 31, 2015

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge, (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in each Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit BlackRock online at http://www.blackrock.com for more information.

BLACKROCK FUNDS	JANUARY 31, 2015	67

Additional Information (continued)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

68	BLACKROCK FUNDS	JANUARY 31, 2015

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK FUNDS	JANUARY 31, 2015	69

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

The report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change. Please see each Fund’s prospectus for a description of risks associated with global investments.

EMLSGLS-1/15-SAR

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report
(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Funds

Date: April 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Funds

Date: April 2, 2015

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Funds

Date: April 2, 2015

3